                                                               FILE NO. 33-88632



                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO.

                                      TO
                                   FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                              ------------------

A.   Exact name of trust:
                          COLONIAL SEPARATE ACCOUNT D

B.   Name of depositor:
                THE COLONIAL LIFE INSURANCE COMPANY OF AMERICA

C.   Complete address of depositor's principal executive offices:
                               One Granite Place
                               Concord, NH 03301

D.   Name and complete address of agent for service:

                              Ronald R. Angarella
                                   President
                         Chubb Securities Corporation
                               One Granite Place
                               Concord, NH 03301

                                  Copies to:

                             Charlene Grant, Esq.
                          The Colonial Life Insurance
                              Company of America
                               One Granite Place
                               Concord, NH 03301

                              Joan E. Boros, Esq.
                             Katten Muchin & Zavis
                      1025 Thomas Jefferson Street, N.W.
                             East Lobby, Suite 700

                            Washington, D.C. 20007


                              ------------------

It is proposed that this filing will become effective (check appropriate box)
 [_] immediately upon filing pursuant to paragraph (b)
 [_] on May 1, 1996 pursuant to paragraph (b)
 [X] 60 days after filing pursuant to paragraph (a)(i)
 [_] on (date) pursuant to paragraph (a)(i) of rule (485)
 [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title and amount of securities being registered:

       Units of Interest in the Separate Account under Group Flexible Premium Variable Life Insurance and Group Joint and Last Survivor Flexible Premium Variable Life Insurance Policies.

F. Proposed maximum offering price to the public of the securities being registered:

       Registration of Indefinite Amount of Securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

G.   Amount of filing fee:

       An indefinite amount of the Registrant's securities has been registered pursuant to a declaration, under Rule 24f-2 under the Investment Company Act of 1940, set out in the initial Form S-6 Registration Statement. A Pursuant to paragraph (b)(2) the issuer need not file a Rule 24f-2 Notice because it did not sell any securities pursuant to such declarations during the fiscal year ended December 31, 1995.

H.   Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement.



     Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(B) under the Investment Company Act of 1940, with respect to the policies described in the Prospectus.

                      RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS

Item No. of
-----------
Form N-8B-2                            Caption of Prospectus
----------- --------------------------------------------------------------------------------
 1......    Cover Page
 2......    Cover Page
 3......    Not Applicable
 4......    Distribution of the Group Policies and Certificates
 5......    The Colonial Life Insurance Company of America; Colonial Separate Account D
 6......    Colonial Separate Account D
 7......    Not Required
 8......    Not Required
 9......    Legal Proceedings
10......    Summary, Colonial Separate Account D; The Group Policies and Certificates;
            Certificate Benefits and Rights; Calculation of Accumulation Value; Cash
            Value Benefits; Other Matters; Federal Tax Matters
11......    Colonial Separate Account D, Chubb Series Trust
12......    Chubb Series Trust; Distribution of Group Policies and the Certificates
13......    Chubb Series Trust; General; Charges and Deductions; Optional Insurance
            Benefits; Distribution of the Group Policies and Certificate
14......    The Group Policies and Certificates
15......    The Group Policies and Certificates
16......    Colonial Separate Account D, Chubb Series Trust
17......    Transfers; Telephone Transfers and Reallocations; Certificate Lapse;
            Reinstatement; Certificate "Free Look", Optional Insurance Benefits; Cash
            Value Benefits
18......    Colonial Separate Account D
19......    Annual Report; Confirmation
20......    Not Applicable
21......    Certificate Loans
22......    Colonial Separate Account D; Telephone Transfers, Loans and Reallocations
23......    Management of Colonial Life
24......    Not Applicable
25......    The Colonial Life Insurance Company of America
26......    Not Applicable
27......    The Colonial Life Insurance Company of America
28......    The Colonial Life Insurance Company of America; Management of Colonial Life
29......    The Colonial Life Insurance Company of America
30......    Not Applicable
31......    Not Applicable
32......    Not Applicable

33......    Not Applicable
34......    Not Applicable
35......    The Colonial Life Insurance Company of America
36......    Not Applicable
37......    Not Applicable
38-41...    Distribution of the Group Policies and Certificates
42......    Not Applicable
43......    Not Applicable
Item No. of
-----------
Form N-8B-2                       Caption of Prospectus
----------- --------------------------------------------------------------------
44......    Chubb Series Trust; The Group Policies and Certificates; Charges and
            Deductions; Calculation of Accumulation Value; Cash Value Benefits;
            Distribution of the Group Policies and Certificates
45......    Not Applicable
46......    Chubb Series Trust; The Group Policies and Certificates; Charges and
            Deductions; Calculation of Accumulation Value; Cash Value Benefits
47......    Not Applicable
48......    Not Applicable
49......    Not Applicable
50......    Colonial Separate Account D
51......    Cover Page; The Group Policies and Certificates; Charges and Deductions;
            Certificate Benefits and Rights; Calculation of Accumulation Value; Cash
            Value Benefits; Other Matters
52......    Chubb Series Trust; Other Matters
53......    Federal Tax Matters
54......    Not Applicable
55......    Not Applicable
56......    Not Applicable
57......    Not Applicable
58......    Not Applicable
59......    Financial Statements

                           THE CHUBB HERITAGE SERIES
                          COLONIAL SEPARATE ACCOUNT D

             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                      And

                    GROUP JOINT AND LAST SURVIVOR FLEXIBLE
                    PREMIUM VARIABLE LIFE INSURANCE POLICY

                                   Issued by

                The Colonial Life Insurance Company of America
                       One Granite Place, P.O. Box 2086
                         Concord, New Hampshire 03301
                                (800) 997-4499

     This Prospectus describes two forms of group flexible premium variable life insurance policies issued by The Colonial Life Insurance Company of America ("Colonial Life"): a group flexible premium variable life insurance policy form ("Colonial Heritage I") and a group joint and last survivor flexible premium variable life insurance policy form ("Colonial Heritage II") (collectively the "Group Policy" or "Group Policies"). The persons and legal entities covered under the Group Policy (the "Certificate Owners") possess all rights and interests under the Group Policy. The Certificate Owners are provided with certificates of insurance ("Certificates") describing each Certificate Owner's rights, benefits, and options under the Group Policy. The Certificates are designed to provide a Certificate Owner with both lifetime insurance protection and maximum flexibility in connection with premium payments and Death Benefits, together with the opportunity to participate in the investment experience of Colonial Separate Account D ("Separate Account D"). Although each Certificate contains a schedule of intended premium payments ("Planned Periodic Premiums"), and an intended frequency of premium payments ("Premium Frequency"), a Certificate Owner may, subject to certain restrictions, vary the frequency and amount of the premium payments and increase or decrease the level of life insurance benefits payable under the Certificate. The flexibility allows a Certificate Owner to provide for changing insurance needs within the framework of a single insurance policy. Unlike traditional insurance protection providing fixed benefits, the Certificate Owner participates in the investment experience of Separate Account D. Accumulation Value under the Certificates will increase with positive investment experience and decrease with negative investment experience. Accumulation Value in Separate Account D is not guaranteed and could decline to zero.

     A Certificate issued under Colonial Heritage I provides life insurance coverage on one Insured, with the Death Benefit payable at the Insured's death. A Certificate issued under Colonial Heritage II provides life insurance coverage on two Insureds, with the Death Benefit payable upon the death of the last surviving Insured. If Net Premiums are allocated to Separate Account D, the amount of the Death Benefit may reflect the investment experience of the chosen Divisions, as well as the frequency and amount of premiums, any withdrawals of Cash Value, and the charges assessed in connection with the Certificate. As long as the Certificate remains in force, the Death Benefit will not be less than the current Specified Amount of the Certificate, reduced by any outstanding indebtedness and any due and unpaid fees and charges. The minimum initial Specified Amount is $500,000 for Colonial Heritage I and $2,000,000 for Colonial Heritage II. After a withdrawal, the Specified Amount may not be reduced to less than $250,000 for Colonial Heritage I and $500,000 for Colonial Heritage II.

     The Death Benefit is payable under two options. The Certificate Owner will make two elections to determine the Death Benefit under the Certificate. First, the Certificate Owner will choose one of two Death Benefit options offered under the Certificate. Second, the Certificate Owner will choose the Death Benefit qualification test, which is the method for qualifying the Certificate as a life insurance contract for purposes of Federal tax law. In general, under Death Benefit Option I, the Death Benefit payable under the Certificate is equal to the current Specified Amount; under Death Benefit Option II, the Death Benefit equals the current Specified Amount plus the Accumulation Value of the Certificate on the date of death. The Certificate will also increase the Death Benefit if necessary to ensure that the Certificate will continue to qualify as life insurance under Federal tax laws. The Certificate Owner may not change the Death Benefit qualification test once selected but may, subject to certain restrictions, change from one death benefit option to the other after the Certificate has been issued.

     The initial premium payment must be sufficient to keep the Certificate in force for at least three months. If a Certificate Owner chooses the Guaranteed Death Benefit Rider, the Death Benefit will be guaranteed to never be less than the Specified Amount, provided that a cumulative minimum premium requirement is met. No premium payment may be less than $500.

     The Certificate will remain in force so long as Cash Value exceeds indebtedness and Cash Value less indebtedness is sufficient to pay certain monthly charges imposed in connection with the Certificate. The Cash Value equals the Accumulation Value less any Surrender Charge. Accumulation Value in Separate Account D will reflect the investment experience of the chosen Divisions, the amount and frequency of premium payments, any withdrawals, and charges imposed in connection with the Certificate. Adherence to the schedule of Planned Periodic Premiums will not assure the Certificate will remain in force. The Certificate Owner bears the entire investment risk for all amounts allocated to Separate Account D; no minimum Accumulation Value is guaranteed and the Accumulation Value could decline to zero. So long as Cash Value exceeds indebtedness and subject to certain conditions described in this Prospectus, a Certificate Owner may obtain Certificate loans at any time after the first Certificate anniversary and may make withdrawals at any time. Both withdrawals and Certificate loans must be made prior to the Certificate's Maturity Date.

     The Certificate Owner may allocate Net Premiums to one or more of the Divisions or to Colonial Life's General Account on the Allocation Date. Each Division will invest solely in a corresponding series (a "Portfolio") of Chubb Series Trust (the "Trust"). Prior to the Allocation Date the Net Premiums paid will be deposited in Colonial Life's General Account. There is a "free look" period during which the Certificate Owner may cancel the Certificate. If the Certificate Owner elects during this "free look" period to cancel the Certificate, Colonial Life will reimburse, within seven days from the date the Certificate is surrendered to Colonial Life, the full amount of premium paid. The accompanying Prospectus for the Trust and the Statement of Additional Information, available on request, describe the investment objectives and risks of the five Portfolios of the Trust. The Certificates described in this Prospectus are available in the State of New York only.

     Colonial Life believes the Group Policies and Certificates will in general receive favorable tax treatment under the Internal Revenue Code of 1986, as amended ("the Code"). However, because there are issues as to which the law is developing or changing, there can be no guarantees. Information in this Prospectus is not intended as tax advice and Colonial Life recommends that prospective purchasers rely only on the advice of a qualified tax adviser. A prospective purchaser of a Certificate is advised that replacement of existing insurance coverage may not be financially advantageous and should consult with his or her financial advisers with respect to the Certificate. It may also not be advantageous to purchase a Certificate if the prospective purchaser already owns a flexible premium variable life insurance policy.

     This Prospectus generally describes only the portion of the Certificates involving Separate Account D. For a brief summary of Colonial Life's General Account, see "THE GENERAL ACCOUNT."

                This Prospectus Is Valid Only If Accompanied Or
                     Preceded By A Current Prospectus For
                              Chubb Series Trust

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES DIVISION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES DIVISION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Please Read This Prospectus Carefully and Retain It For Future Reference.
                  The Date of This Prospectus is May 1, 1996

                               TABLE OF CONTENTS

                                                           Page
                                                           ----
DEFINITIONS...............................................    3
SUMMARY...................................................    5
THE COLONIAL LIFE INSURANCE COMPANY OF AMERICA............   10
COLONIAL SEPARATE ACCOUNT D...............................   10
   Divisions..............................................   10
CHUBB SERIES TRUST........................................   11
THE GROUP POLICIES AND CERTIFICATES.......................   12
   General................................................   12
   Payment of Premiums....................................   13
   Guaranteed Death Benefit Premiums......................   13
   Premium Limitations....................................   13
   Allocation of Premiums.................................   13
   Transfers..............................................   14
   Telephone Transfers, Loans and Reallocations...........   16
   Certificate Lapse......................................   16
   Reinstatement..........................................   16
   Conversion.............................................   16
   Certificate "Free Look"................................   17
CHARGES AND DEDUCTIONS....................................   17
   Premium Charges........................................   17
   Monthly Deduction......................................   18
   Risk Charge............................................   19
   Surrender Charge.......................................   19
   Administrative Fees....................................   19
   Other Charges..........................................   20
CERTIFICATE BENEFITS AND RIGHTS...........................   20
   Death Benefits.........................................   20
   Guaranteed Death Benefit...............................   21
   Combined Requests......................................   21
   Maturity of the Certificate............................   21
   Optional Insurance Benefits............................   22
   Settlement Options.....................................   22
CALCULATION OF ACCUMULATION VALUE.........................   23
   Unit Values............................................   24

   Net Investment Factor..................................   24

                                                           Page
                                                           ----
CASH VALUE BENEFITS.......................................   25
   Surrender Privileges...................................   25
   Certificate Loans......................................   26
OTHER MATTERS.............................................   27
   Voting Rights..........................................   27
   Additions, Deletions or Substitutions of Investments...   27
   Annual Report..........................................   28
   Confirmation...........................................   28
   Limitation on Right to Contest.........................   28
   Misstatements..........................................   28
   Suicide................................................   28
   Beneficiaries..........................................   29
   Postponement of Payments...............................   29
   Assignment.............................................   29
   Illustration of Benefits and Values....................   29
   Non-Participating Certificate..........................   29
THE GENERAL ACCOUNT.......................................   29
   General Description....................................   29
   General Account Accumulation Value.....................   30
   Determination of Charges...............................   30
   Premium Deposit Fund...................................   30
DISTRIBUTION OF THE GROUP POLICIES AND CERTIFICATES.......   30
MANAGEMENT OF COLONIAL LIFE...............................   32
   Executive Officers and Directors of Colonial Life......   32
   Executive Officers (Other Than Directors)..............   33
STATE REGULATION OF COLONIAL LIFE.........................   34
FEDERAL TAX MATTERS.......................................   34
 Tax Considerations.......................................   34
 Certificate Proceeds.....................................   34
 Charge for Colonial Life Income Taxes....................   37
EMPLOYEE BENEFIT PLANS....................................   37
LEGAL PROCEEDINGS.........................................   37
EXPERTS...................................................   37
REGISTRATION STATEMENT....................................   38
FINANCIAL STATEMENTS......................................   38
ILLUSTRATIONS.............................................  A-1

     [THIS PROSPECTUS CONSTITUTES AN OFFERING ONLY IN THE STATE OF NEW YORK. COLONIAL LIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS

REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF THE TRUST OR THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST.]

                                  DEFINITIONS


     In addition to terms which are defined elsewhere in this Prospectus, the following words and phrases shall have the indicated meanings:

     Accumulation Value--The total amount that a Certificate provides for investment at any time plus the amount held as collateral for Certificate Debt.

     Age--The Insured's age at his or her nearest birthday.

     Allocation Date--The date when the initial premium is placed in the Divisions and the General Account in accordance with the Certificate Owner's allocation instructions in the application. The Allocation Date is 20 days from the date the Certificate is issued.

     Attained Age--The age of the Insured at his or her nearest birthday on the last Certificate anniversary.

     Beneficiary--The person, designated by the Certificate Owner in the application, to receive the Death Benefit proceeds. If later changed, the Beneficiary is as shown in the latest change filed with Colonial Life. If no Beneficiary survives the Insured, the Certificate Owner or the Certificate Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee.

     Cash Value--The Accumulation Value less any applicable Surrender Charge. This amount less the amount of Certificate Debt is payable to the Certificate Owner on the earlier of surrender of the Certificate or the Maturity Date.

     Certificate--The form used to describe the Certificate Owners' rights, benefits, and options under their respective Group Policies. The Certificate will describe, among other things, (i) the benefits for the named Insured, (ii) to whom the benefits are payable, and (iii) the limits and other terms of the Group Policy as they pertain to the Insured.

     Certificate Date--The date set forth in the Certificate, which is the date requested by the Certificate Owner. If no date is requested, it is the date the Certificate is issued. The Certificate Date is the date from which Certificate years, Certificate months, and Certificate anniversaries will be determined. If the Certificate Date should fall on the 29th, 30th, or 31st of a month, the Certificate Date will be the 1st of the following month.

     Certificate Debt--The sum of all unpaid Certificate loans and accrued interest thereon.

     Certificate Owner--The person or legal entity so designated in the application or as subsequently changed. A Certificate Owner may be someone other than the Insured. Certificate Owners possess all rights under their respective Group Policies with respect to their Certificates.

     Date of Receipt--Any business day of Colonial Life, prior to 4:00 P.M. Eastern time, on which a notice or premium payment is received at Colonial Life's Service Center.

     Death Benefit--The amount, less the amount of Certificate Debt, which is payable to the Beneficiary under the Certificate upon the death of the Insured under Colonial Heritage I and the death of the last surviving Insured under Colonial Heritage II.

     Division--A separate division of Separate Account D which invests exclusively in the shares of a specified Portfolio of the Trust.

     General Account--The assets of Colonial Life other than those allocated to Separate Account D or any other separate account.

     Group Policies--Refers to the Group Flexible Premium Variable Life Insurance Policy and the Group Joint and Last Survivor Flexible Premium Variable Life Insurance Policy described herein.

     Insured(s)--The person(s) upon whose life the Certificate is issued.

     Issue Age--The Insured's age at his or her nearest birthday on the Certificate Date.

     Joint Equal Age--On Colonial Heritage II, this will be calculated pursuant to a formula which converts the specific age, gender and underwriting classifications of the two Insureds into one age. The Joint Equal Age is used in determining issue age limitations, minimum premiums and guaranteed death benefit premiums.

     Loan Value--Generally, 90% of a Certificate's Cash Value on the date of a loan.

     Maturity Date--Unless otherwise specified, the Maturity Date will be the Certificate anniversary nearest to the Insured's 100th birthday for Colonial Heritage I and the younger Insured's 100th birthday for Colonial Heritage II.

     Monthly Anniversary Date--The same day in each month as the Certificate
Date.

     Net Premium--The gross premium less a 2.0% state tax charge, a 1.25% federal deferred acquisition cost tax charge and a 3% sales charge.

     Policyholder--The entity to whom a Group Policy is issued. The Policyholder possesses no rights under the Group Policy.

     Portfolio--A separate investment series of the Trust.

     Proof of Death--One or more of the following:

     (a) A copy of a certified death certificate.

     (b) A copy of a certified decree of a court of competent jurisdiction as to the finding of death.

     (c) A written statement by a medical doctor who attended the Insured.

     (d) Any other proof satisfactory to Colonial Life.

     Separate Account D--Colonial Separate Account D, a separate investment account created by Colonial Life to receive and invest Net Premiums paid under the Certificates and other variable life insurance policies offered by Colonial Life.

     Service Center--Colonial Life's administrative service center, located at One Granite Place, P.O. Box 2086, Concord, New Hampshire 03302, telephone number
(800) 997-4499.

     Specified Amount--The face amount of the Certificate which is the minimum death benefit payable under the Certificate.

     Surrender Charge--A sales charge assessed only upon surrender or withdrawal.

     Trust--Chubb Series Trust, a series mutual fund.

     Valuation Date--Each day, as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 P.M. Eastern time, or any other days as may be required.

     Valuation Period--The period between two successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange on each Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.

                                    SUMMARY

     The discussion in this Prospectus assumes that there is no Certificate loan outstanding. The terms under which the Group Policies and Certificates are issued may also vary from those described in this Prospectus based on particular circumstances. The description of the Group Policies and Certificates in this Prospectus is subject to the terms of the Group Policy and Certificate and any supplement or endorsement to them. An applicant may review a copy of the Group Policy and Certificate and any supplement or endorsement to them on request.

   What are the Group Policies and Certificates being offered?

     This Prospectus describes two forms of group flexible premium variable life insurance policies issued by The Colonial Life Insurance Company of America ("Colonial Life"). Colonial Heritage I provides life insurance coverage on one Insured, with the Death Benefit payable upon the death of such Insured. Colonial Heritage II provides life insurance coverage on two Insureds, with a Death Benefit payable only when the last surviving Insured dies. The Certificate Owner may, subject to certain limitations, make premium payments in any amount at any frequency. The Group Policies and Certificates are life insurance contracts with death benefits, cash values, and other features traditionally associated with life insurance. They are called "flexible premium" because, unlike many insurance contracts, there are no fixed schedules for premium payments, although each Certificate Owner may establish a schedule of premium payments ("Planned Periodic Premiums"). This flexibility permits a Certificate Owner to provide for evolving insurance needs within a single insurance product. The minimum initial Specified Amount is $500,000 for Colonial Heritage I and $2,000,000 for Colonial Heritage II. A Certificate Owner may increase or decrease coverage. Increasing coverage under the Certificate, rather than purchasing another policy, may save additional administrative costs. Increasing coverage under the Certificate or purchasing another policy may require new evidence of insurability. Increasing or decreasing coverage may have certain tax consequences. See "FEDERAL TAX MATTERS".

     The Certificates generally work as follows: a Certificate Owner periodically pays a premium to Colonial Life. Colonial Life subtracts an amount for state taxes, the federal deferred acquisition cost tax charge and the sales charge from each premium. Colonial Life then places the Net Premium into one or more of the five Divisions and/or Colonial Life's General Account as directed by the Certificate Owner. Each Division invests its assets in a corresponding Portfolio of the Trust. During the year, Colonial Life takes charges from each Division and credits or charges each Division with its respective investment experience. The cost of insurance charge, which is deducted from each Certificate's Accumulation Value, varies monthly based on the sex, Issue Age, Certificate year, rating class of the Insured(s), Specified Amount of the Certificate, Death Benefit option and applicable corridor percentage. A Certificate Owner will incur a Surrender Charge for a surrender or withdrawal during the first five Certificate years. See "CHARGES AND DEDUCTIONS--Surrender Charge".

     The Death Benefit is payable under two options. The Certificate Owner will make two elections to determine the Death Benefit under the Certificate. First, the Certificate Owner will choose one of two Death Benefit options offered under the Certificate. Second, the Certificate Owner will choose the Death Benefit qualification test, which is the method for qualifying the Certificate as a life insurance contract for purposes of Federal tax law. In general, under Death Benefit Option I, the Death Benefit payable under the Certificate is equal to the current Specified Amount; under Death Benefit Option II, the Death Benefit is equal to the Specified Amount plus the Accumulation Value of the Certificate on the date of death. The Certificate will also increase the Death Benefit if necessary to ensure that the Certificate will continue to qualify as life insurance under Federal tax laws. The Certificate Owner may not change the Death Benefit qualification test once selected but may, subject to certain restrictions, change from Death Benefit Option I to Option II, and vice versa, after the Certificate has been issued. Prospective Certificate Owners should be aware that there is no guarantee of Accumulation Value in Separate Account D. See

"CERTIFICATE BENEFITS AND RIGHTS--Death Benefits".

     All persons insured must meet specified age limits and certain health and other standards called "Underwriting Standards". The smoking status of the Insureds is generally reflected in the cost of insurance rates. However, for Colonial Heritage I, distinctions between smokers and nonsmokers are only made for Insureds age 15 and over. Certificates issued in certain jurisdictions will not directly reflect the sexes of the Insureds in either the premium rates or the charges and values under the Certificate.

  What is the amount of the Premiums?

     Premiums are flexible and the Certificate Owner may choose the amount and frequency of premium payments provided each premium is at least $500. Colonial Life reserves the right to limit the amount of any increase in premium payment.

     The first premium is due on the Certificate Date. The amount of the first premium must be sufficient to keep the Certificate in force for three months. Premiums are paid in advance, generally one year at a time; however, Colonial Life accepts semi-annual, quarterly and monthly premium payments. Changes in Premium Frequency and increases or decreases in the amount of Planned Periodic Premiums may be made by the Certificate Owner. Colonial Life will notify Certificate Owners annually if any premiums would cause their Certificates to be deemed to be modified endowment contracts and allow for a refund of the excess premium. See "FEDERAL TAX MATTERS--Certificate Proceeds".

     Failure to pay premiums in accordance with the schedule of Planned Periodic Premiums will not automatically cause the Certificate to lapse. Unless the Guaranteed Death Benefit Rider is in force and the conditions under the Rider satisfied, it will lapse when the Cash Value less outstanding Certificate Debt is insufficient to pay the monthly deduction for certain charges ("monthly deduction") and a grace period expires without a sufficient payment by the Certificate Owner. Conversely, payment of premiums in accordance with the schedule of Planned Periodic Premiums does not necessarily mean that the Certificate will remain in force. See "THE GROUP POLICIES AND CERTIFICATES-- Certificate Lapse".

     The Guaranteed Death Benefit Rider guarantees that the Death Benefit will never be less than the Specified Amount provided that a cumulative minimum premium requirement is met.


  What is Colonial Separate Account D?

     Separate Account D is a separate account established by Colonial Life pursuant to the insurance laws of the State of New Jersey and organized as a registered unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve any supervision by the Securities and Exchange Commission (the "Commission") of the management or investment practices or policies of Separate Account D. Separate Account D is presently comprised of five Divisions, each of which buys shares at net asset value of the corresponding series (a "Portfolio") of Chubb Series Trust (the "Trust").

  What is Chubb Series Trust?

     The Trust is registered as an open-end diversified management company under the 1940 Act. Its shares are offered only to the Divisions, whether now in existence or to be established by Colonial Life, and to divisions of the Chubb Separate Account C, a separate account established to fund certain variable life insurance policies by Chubb Life Insurance Company of America, Colonial Life's parent. The Trust's shares may also be offered to other separate accounts which may be established by Colonial Life or its affiliated insurance companies to fund variable life insurance policies and variable annuity contracts.

     The Trust presently has five classes of shares, each representing a Portfolio having a specific investment objective. The present Portfolios of the Trust are the Resolute Treasury Money Market Portfolio, the Resolute Bond Portfolio, the Resolute Equity Portfolio, the Resolute Small Company Portfolio and the Resolute International Equity Portfolio.

     The investment manager to the Trust is Chubb Investment Advisory Corporation ("Chubb Investment Advisory"), a subsidiary of Chubb Life Insurance Company of America, Colonial Life's parent. Chubb Investment Advisory receives fees from the Trust for providing investment management services. The fees range from .40 percent to .80 percent of average daily net assets of the Portfolios. Morgan Guaranty Trust Company of New York ("Morgan") provides sub-investment advisory services to the Trust. Morgan receives an annual percentage fee from Chubb Investment Advisory for its services which in no way increases the costs borne by the Trust, Separate Account D or the Certificate Owner. See "CHUBB SERIES TRUST".

  What are the charges made by Colonial Life?

     State Tax Charge and Federal DAC Tax Charge. These charges are deducted from each premium payment, currently 2.0% for state premium and other local taxes imposed on premiums and 1.25% as a federal deferred acquisition cost ("DAC") tax charge.

     Sales Charge. A 3% sales charge is deducted from each premium payment. Also see below "Surrender or Withdrawal Charges".

     Cost of Insurance Charge. This charge is calculated on each Monthly Anniversary Date and deducted from each Certificate's Accumulation Value. The monthly current cost of insurance rate is based on the sex, Issue Age, Certificate year, rating class of the Insured(s), Specified Amount, Death Benefit option and applicable corridor percentage. Monthly cost of insurance rates will be determined by Colonial Life based upon its expectations as to future mortality experience. Cost of insurance rates are guaranteed not to exceed or be increased above the maximum charge based upon the Commissioner's 1980 Standard Ordinary Mortality Table.

     Charge for Mortality and Expense Risks. This charge is imposed daily at an annual rate of .65% on the assets of each Division. Colonial Life will realize net income from this charge to the extent it is not needed to provide benefits and pay expenses under the Group Policies and Certificates.

     Surrender or Withdrawal Charges. This sales charge is imposed at the time of surrender or withdrawal during the first five Certificate years. It declines annually from 5% to 0% of premiums paid in the first Certificate year.

     Administrative Charge for Withdrawal or Transfer. Colonial Life charges $100 for each withdrawal and for certain transfers between Divisions or between the Divisions and the General Account. See "THE GROUP POLICIES AND CERTIFICATES--Transfers" for a description of situations in which the transfer charge will be imposed.

     Guaranteed Death Benefit Charge. If the Guaranteed Death Benefit Rider is added to the Certificate, a monthly charge of $.01 per $1,000 of Specified Amount will be deducted each month from the Accumulation Value of the Certificate.

     Charge for Optional Rider Benefits. An additional charge is required if the Certificate Owner elects to purchase certain optional insurance benefits by rider. Charges are deducted monthly from a Certificate's

Accumulation Value. See "CERTIFICATE BENEFITS AND RIGHTS--Optional Insurance Benefits".

     See "CHARGES AND EXPENSES" for a fuller description of charges under the Certificates.

  Is there a charge against Separate Account D for federal income tax?

     Currently no charge is made against any Division for federal income taxes. However, if Colonial Life incurs, or expects to incur, income taxes attributable to any Division of this class of Group Policies and Certificates in future years, it reserves the right to make a charge. See the discussion of the federal DAC tax charge under "CHARGES AND DEDUCTIONS--Premium Charges".



  How are amounts allocated to each Division or the General Account?

     The Certificate Owner indicates in the application the allocation of Net Premium among the Divisions and the General Account. The initial Net Premium is allocated on the Allocation Date and Net Premiums received after the Allocation Date are allocated generally on the Date of Receipt. The minimum percentage of any Net Premium allocated to any Division or the General Account is 1%. The Certificate Owner may change his or her allocation of future premium payments by written notice to Colonial Life or by telephone, if the proper telephone authorization is on file, without payment of any fee or penalty.

  What is the relationship between the premium and the amount allocated to the Divisions?

     The initial Net Premium is allocated by Colonial Life on the Allocation Date among the Divisions and the General Account as directed by the Certificate Owner. Prior to the Allocation Date the initial Net Premium is held in Colonial Life's General Account. The initial Net Premium is the initial gross premium, plus any additional premium paid prior to the Allocation Date, less the state tax charge, the federal DAC tax charge and the sales charge. These charges also apply to subsequent premium payments.

  What commissions are paid to agents?

     The Group Policies and Certificates are sold by agents who represent Colonial Life and are registered representatives of Chubb Securities Corporation or other registered broker-dealers. Commissions payable to agents are described under "DISTRIBUTION OF THE GROUP POLICIES AND CERTIFICATES".

  What is the Death Benefit?

     The Death Benefit under Colonial Heritage I is the amount payable to the named Beneficiary when the person insured under the Certificate dies. The Death Benefit under Colonial Heritage II is the amount payable to the named Beneficiary when the last surviving Insured dies. The Death Benefit proceeds will equal the Death Benefit of the Certificate, plus any additional rider benefits included and then due, minus any outstanding Certificate Debt or unpaid cost of insurance charges or charges for riders.

     Under Option I, the Death Benefit will be equal to the greater of the Specified Amount or the Accumulation Value of the Certificate on the date of death multiplied by the corridor percentage. Under Option II, the Death Benefit is equal to the Specified Amount plus the Accumulation Value of the Certificate on the date of death; provided, however, that under Option II, the Death Benefit can never be less than the Accumulation Value on the date of death multiplied by the corridor percentage. See "CERTIFICATE BENEFITS AND RIGHTS--Death Benefits".

     Under the Guaranteed Death Benefit Rider the Death Benefit is guaranteed to never be less than the Specified Amount provided that a cumulative minimum premium requirement is met.

  How does the Accumulation Value of a Certificate vary in relation to the Divisions' investment experience?

     The Certificate provides for Accumulation Value equal to the total of the Certificate's Accumulation Value in the Divisions and Accumulation Value in the General Account. The Certificate's Accumulation Value will reflect the amount and frequency of premium payments, the investment experience of the Divisions, the value of Net Premiums (Net Premiums plus credited interest), if any, allocated to the General Account, Certificate loans, any withdrawals, and any charges imposed in connection with the Certificate. There is no minimum guaranteed Accumulation Value.

  What is the loan provision and how does a loan affect the Death Benefit, Accumulation Value and Cash Value?

     After the first Certificate anniversary, a Certificate Owner may borrow against the Cash Value of his or her Certificate. Generally, the maximum loan amount is 90% of the Cash Value of the Certificate on the date of the loan. Loan interest is payable at the end of each Certificate year and all Certificate Debt outstanding will be deducted from proceeds payable at the Insured's death for Colonial Heritage I and at the death of the last surviving Insured for Colonial Heritage II, upon maturity, or upon surrender.

     When a Certificate loan is made, a portion of the Certificate's Accumulation Value sufficient to secure the loan will be transferred to the General Account. A Certificate loan removes the proceeds from the investment experience of Separate Account D which will have a permanent effect on the Accumulation Value, the Cash Value and the Death Benefit even if the loan is repaid.

     There are two types of loans available. See "CASH VALUE BENEFITS-- Certificate Loans" for a description of the two types of loans and their applicable interest rates.

  Is there a short-term cancellation right?

     The Certificate Owner has the limited right to return a Certificate for cancellation and full refund of all premiums paid. Colonial Life will cancel the Certificate if it is returned by mail or personal delivery to Colonial Life, or to the agent who sold the Certificate, within 20 days after the delivery of the Certificate to the Certificate Owner. Colonial Life will return to the Certificate Owner, within seven days, all payments received on the Certificate.


  What transfers is a Certificate Owner allowed?

     A Certificate Owner may transfer Accumulation Value among the Divisions and among the Divisions and the General Account. However, transfers out of the General Account are subject to restrictions. Colonial Life currently permits up to 24 transfers per Certificate year, twelve of which will not incur a transfer charge. See "THE GROUP POLICIES AND CERTIFICATES--Transfers" for a more complete description of the terms and conditions of the transfer privileges under the Certificates.

  Are the benefits under the Certificates subject to federal income tax?

     Under current interpretations of the tax laws, all Death Benefits paid under the Certificates will generally be fully excludable from the gross income of the Beneficiary for federal income tax purposes. Treasury regulations require that investments underlying the Certificates be adequately diversified. Colonial Life believes it is presently in compliance with the regulations and intends to remain in compliance with such regulations and other federal tax law requirements.

     If a Certificate Owner elects to make certain transactions, including a withdrawal, surrender or exchange of the Certificate, the Certificate Owner may be taxed on a portion of any amounts paid to the Certificate Owner (which may include any prior Certificate loans cancelled in the transaction). Also, if premiums paid by a Certificate Owner exceed certain limits and the Certificate is deemed a modified endowment contract, then any pre-death distributions, including loans, surrenders and partial withdrawals, may be treated as income taxable to the Certificate Owner and may also cause the Certificate Owner to incur a penalty tax of 10%. Certificate Owners are advised to consult with their own tax advisers with regard to the tax consequences of the Certificate. See "FEDERAL TAX MATTERS".

                 THE COLONIAL LIFE INSURANCE COMPANY OF AMERICA

     Colonial Life is a stock life insurance company chartered in 1897 in New Jersey and has been continuously engaged in the insurance business since that time. It is licensed to do life insurance business in fifty states of the United States, Puerto Rico, the U.S. Virgin Islands, and in the District of Columbia. Colonial Life is a wholly-owned subsidiary of Chubb Life Insurance Company of America, ("Chubb Life") a New Hampshire life insurance company which in turn is a wholly owned subsidiary of The Chubb Corporation, a New Jersey Corporation. The principal offices of The Chubb Corporation are located at 15 Mountain View Road, Warren, New Jersey. Its telephone number is (908) 580-2000. Chubb Life's home office and Colonial Life's service center are located at One Granite Place, P.O. Box 2086, Concord, New Hampshire 03302, telephone number (800) 997-4499. Colonial Life's home office is located at Eight Sylvan Way, Parsippany, New Jersey 17054, telephone number (201) 455-1400. Colonial Life's total assets at December 31, 1995, were $636,071,000.

     Colonial Life writes life and health insurance. It is subject to New Jersey law governing insurance, and is regulated and supervised by the New Jersey Insurance Commissioner. Colonial Life is currently rated AAA (Superior) by Standard and Poor's Corporation and A (Excellent) by A.M. Best and Company. These ratings do not apply to Separate Account D but merely reflect the opinion of the rating company as to the relative financial strength of Colonial Life and Colonial Life's ability to meet its contractual obligations to its policy and certificate owners. Even though assets in Separate Account D are held separately from Colonial Life's other assets, ratings of Colonial Life may still be relevant to Certificate Owners since not all of Colonial Life's contractual obligations relate to payments based on those segregated assets.

                          COLONIAL SEPARATE ACCOUNT D

     Separate Account D is a separate account of Colonial Life established on June 13, 1994 and governed by the insurance laws of the State of New Jersey. Separate Account D is organized as a unit investment trust registered with the Commission under the 1940 Act and is subject to that Act's requirements. Such registration does not involve supervision of the management or investment policies of Separate Account D or Colonial Life by the Commission. Colonial Life is the depositor of Separate Account D. Under New Jersey law, the assets of Separate Account D are held exclusively for the benefit of Policyholders, Certificate Owners and persons entitled to payments under these Group Policies and Certificates, and other variable life insurance policies funded by Separate Account D. The income, realized or unrealized capital gains, or capital losses of Separate Account D are credited to or charged against the assets held in Separate Account D in accordance with the terms of the Group Policies and Certificates, without regard to other income or capital gains or losses of any other account arising out of any other business Colonial Life conducts. Separate Account D is administered and accounted for as part of the general business of Colonial Life, but the assets of Separate Account D are not chargeable with liabilities arising out of any other business which Colonial Life may conduct.

     Colonial Life holds the assets of Separate Account D. These assets are kept physically segregated and held separate and apart from the General Account. Colonial Life maintains records of all purchases and redemptions of Trust shares by each of the Divisions.

     Divisions.   Separate Account D presently has five Divisions but may, in the future, add or delete investment Divisions. Each Division will invest exclusively in shares representing an interest in a Portfolio of the Trust.

     Investment income and other distributions to each Division of Separate Account D arising from the applicable underlying Portfolio of the Trust increases the assets of the corresponding Division of Separate Account D. The income and both realized and unrealized gains or losses on the assets of each Division of Separate Account D are credited to or charged against that Division without regard to income, gains or losses from any other Division.

                               CHUBB SERIES TRUST

     Separate Account D invests in shares of the Trust which is organized as a Delaware business trust and is registered as an open-end diversified management company under the 1940 Act. The Trust currently has five Portfolios each of which has different objectives. The shares of each Portfolio are offered only to the Divisions and to divisions of the Chubb Separate Account C, a separate account of Chubb Life Insurance Company of America, Colonial Life's parent. The Trust's shares may also be offered to other separate accounts that may be established by Colonial Life or any of its affiliated insurance companies to fund variable life insurance policies and variable annuity contracts. The assets of each Portfolio are maintained separately from the assets of the other Portfolios and each Portfolio has investment objectives and policies which are different from those of the other Portfolios. Thus, each Portfolio operates as a separate investment fund, and the income, gains or losses of one Portfolio has no effect on the investment performance of any other Portfolio.

     The investment manager to the Trust is Chubb Investment Advisory Corporation ("Chubb Investment Advisory"), which is an affiliate of Colonial Life. Chubb Investment Advisory has in turn retained Morgan Guaranty Trust Company of New York ("Morgan") to provide sub-investment advisory services to each Portfolio.

     An investment management fee is charged monthly against each Portfolio by Chubb Investment Advisory at the annual rate of .40 percent of the average daily net asset value of the Resolute Treasury Money Market Portfolio, .50 percent of the average daily net asset value of the Resolute Bond Portfolio, .60 percent of the average daily net asset value of the Resolute Equity Portfolio, and .80 percent of the average daily net asset value of the Resolute Small Company Portfolio and the Resolute International Equity Portfolio. The compensation of Morgan is set at the annual rate of .20 percent of the average daily net asset value of the Resolute Treasury Money Market Portfolio, .30 percent of the average daily net asset value of the Resolute Bond Portfolio, .40 percent of the average daily net asset value of the Resolute Equity Portfolio, and .60 percent of the average daily net asset value of the Resolute Small Company Portfolio and the Resolute International Equity Portfolio. Chubb Investment Advisory is solely responsible for paying such sub-investment advisory fees out of its investment management fee described above.

     The investment objectives of each Portfolio are set forth below. There can be no assurance that any of the Portfolios will achieve its stated objectives. The specialized nature of each Portfolio gives rise to significant differences in the relative investment potential and market and financial risks of each Portfolio. Certificate Owners should consider the unique features of each Portfolio before investing in any corresponding Division. For more detailed information concerning each Portfolio, including a description of the investment risks, reference is made to the Prospectus for the Trust which accompanies this Prospectus, or the Statement of Additional Information for the Trust, available upon request.

     The Resolute Treasury Money Market Portfolio seeks to provide current income, maintain a high level of liquidity and preserve capital.

     The Resolute Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     The Resolute Equity Portfolio seeks to provide a high total return from a portfolio comprised of selected equity securities.

     The Resolute Small Company Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

     The Resolute International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     The Trust may find it necessary to take action to assure that the Group Policies and Certificates qualify as life insurance under federal tax laws. The Trust, for example, may alter the investment objectives of any Portfolio or take other appropriate actions. See "OTHER MATTERS--Additions, Deletions or Substitutions of Investments" and "FEDERAL TAX MATTERS".

     Separate Account D will purchase shares of the Trust at net asset value in connection with Net Premiums, transfers and loan repayments allocated to the Divisions in accordance with the Certificate Owner's directions and will redeem shares of the Trust to process transfers, Certificate loans, surrenders or withdrawals and generally to meet contract obligations or make adjustments in reserves. The Trust will sell and redeem its shares at net asset value as of the Date of Receipt by Separate Account D of premium payments or notifications by a Certificate Owner.


                      THE GROUP POLICIES AND CERTIFICATES


     General.   The Group Policies are issued to the banking corporation set forth in the Group Policies and Certificates (the "Policyholder"). The Policyholder possesses no rights under the Group Policies but holds the Group Policies as trustee under a trust known as the Colonial Heritage Group Insurance Trust. Colonial Life established the Colonial Heritage Group Insurance Trust for the purpose of enabling participating financial institutions in the State of New York which have applied for and been accepted as participants in the Group Insurance Trust and have accepted its terms and conditions (the "Members") to join together in the purchase and maintenance of the Group Policies. Certificates of insurance may be issued to certain eligible persons (natural or legal entity) who maintain at the time of application an account with, or whose account is serviced by, a financial institution participating as a Member and who have applied for insurance under this Group Policy. The Certificates describe each Certificate Owner's rights, benefits and options under the Group Policy. The Certificate is designed to provide the Certificate Owner with lifetime insurance protection and flexibility in connection with the amount and frequency of premium payments and the level of life insurance proceeds payable under the Certificate. Colonial Life reserves the right to no longer accept any new Insureds under a Group Policy as of a specified date.

     Colonial Heritage I is a group flexible premium variable life insurance policy which provides life insurance coverage on one Insured, with the Death Benefit payable upon the death of such Insured. Colonial Heritage II is a group flexible premium joint and last survivor variable life insurance policy which provides life insurance coverage on two Insureds, with a Death Benefit payable only when the last surviving Insured dies. The Certificate Owner is not required to pay scheduled premiums to keep a Certificate in force but may, subject to certain limitations, vary the frequency and amount of premium payments. Moreover, subject to certain limitations, a Certificate Owner may adjust the level of life insurance payable under the Certificate without having to purchase a new policy by increasing or decreasing the Specified Amount. Thus, as insurance needs or financial conditions change, the Certificate Owner has the flexibility to adjust coverage and vary the premium payments. Death Benefits are payable under two options as described in "CERTIFICATE BENEFITS AND RIGHTS-- Death Benefits".

     To purchase a Certificate, a completed application must be submitted to Colonial Life through the agent selling the Certificate. Applicants for insurance must furnish satisfactory evidence of insurability. An Insured under Colonial Heritage I must generally be between the ages of 0 and 80 and the Insureds under Colonial Heritage II must generally be between 20 and 85 with only one Insured over the age of 80. The Joint Equal Age of the Insureds under Colonial Heritage II cannot be over age 80. The smoking status of each Insured is reflected in the cost of insurance rates; provided, however, that under Colonial Heritage I distinctions between smokers and nonsmokers are only made for Insureds age 15 and over.

     The minimum Specified Amount at issue is $500,000 for Colonial Heritage I and $2,000,000 for Colonial

Heritage II. Colonial Life reserves the right to revise its rules from time to time to specify different minimum Specified Amounts at issue. If the Specified Amount applied for plus all other insurance in force which is underwritten by Colonial Life or its affiliates exceeds an amount which varies between $300,000 and $2,000,000 based on various factors, Colonial Life will reinsure all or a portion of the Certificate. Acceptance of an application or revocation of a Certificate during the contestable period is subject to Colonial Life's insurance underwriting rules and Colonial Life may, in its sole discretion, reject any application or related premium for any good reason or contest a Certificate.

     Payment of Premiums.   Premiums must be paid to Colonial Life at its
Service Center or through an authorized agent of Colonial Life for forwarding to Colonial Life's Service Center. The initial premium may be wired to Colonial Life's bank upon notification that the application has been approved by Colonial Life. Subsequent premium payments may also be wired to Colonial Life's bank. The financial institution transmitting the wired funds may impose a charge for this service. In addition, Colonial Life has administrative procedures whereby premium payments in response to billing notices are sent directly to Colonial Life's bank. Unlike traditional insurance contracts, there is no fixed schedule of premium payments on a Certificate either as to the amount or the timing of the payment. A Certificate Owner may determine, within specified limits, his or her own premium payment schedule. These limits will be set forth by Colonial Life and will include an initial premium payment sufficient to keep the Policy in force for at least three months, and may also include limits on the total amount and frequency of payments in each Certificate year. No premium payment may be less than $500. In order to help the Certificate Owner obtain the insurance benefits desired, a Planned Periodic Premium and Premium Frequency will be stated in each Certificate. This premium will usually be based upon the Certificate Owner's insurance needs and financial abilities, the current financial climate, the Specified Amount of the Certificate, and the Insured's age, sex and risk class, as discussed with the agent. The Certificate Owner is not required to pay such premiums and failure to make any premium payment will not necessarily result in lapse of the Certificate, provided the Certificate's Cash Value, less Certificate Debt, if any, is sufficient to pay monthly deductions. Conversely, adherence to the schedule of Planned Periodic Premiums will not assure that the Certificate will remain in force. See "THE GROUP POLICIES AND CERTIFICATES--Certificate Lapse".

     Guaranteed Death Benefit Premiums.   If the Guaranteed Death Benefit Rider
is added to the Certificate, the Death Benefit is guaranteed to never be less than the Specified Amount, provided the Certificate Owner pays a cumulative minimum premium. This cumulative minimum premium is based on Issue Age, sex, smoking status and underwriting class of the Insured(s) as well as the Specified Amount and Death Benefit option. The premium is increased for increases in the Specified Amount. See "CERTIFICATE BENEFITS AND RIGHTS--Optional Insurance Benefits".

     Premium Limitations.   If, at any time during the year, a premium has been
paid which would result in a Certificate being deemed a modified endowment contract, Colonial Life will so notify the Certificate Owner on the Certificate's anniversary date and allow the Certificate Owner to request a refund of the excess premium, or other action, in order to avoid having the Certificate be deemed to be a modified endowment contract. A Certificate Owner, however, may choose to have the Certificate be deemed a modified endowment contract, and, in that case, Colonial Life will not refund the premiums. See "FEDERAL TAX MATTERS--Certificate Proceeds". Premium payments less than the minimum amount of $500 will be returned to the Certificate Owner.

     Allocation of Premiums.   Premium payments, net of the state premium tax
charge, the federal DAC tax charge and the sales charge plus interest earned prior to the Allocation Date, will be allocated on the Allocation Date among the Divisions and the General Account in accordance with the directions of the Certificate Owner, as contained in the application. Prior to the Allocation Date the initial Net Premium will be held in Colonial Life's General Account. Any other premiums received prior to the Allocation Date will also be held in the General Account. If the Certificate issued as applied for is not accepted or the "free look" is exercised, no interest will be credited and Colonial Life will retain any interest earned on the initial Net Premium. The minimum percentage of any Net Premium payment allocated to any Division or the General Account is 1%. The Certificate Owner may change his or her allocation of future premium payments among the Divisions and the General Account by written notice to Colonial Life or by telephone without payment of any fee or penalty.

     The allocation of each Net Premium to a Division will be determined first by multiplying the Net Premium by the percentage to be allocated to each Division as the Certificate Owner directs to determine the portion to be invested in the Division. Each portion to be invested in each Division is then divided by the unit value of that particular Division to determine the number of units to be credited to a Certificate Owner. The unit value of each Division will vary to reflect the investment experience of the corresponding underlying Portfolio shares. For a description of the method of determining unit values see "CALCULATION OF ACCUMULATION VALUE--Unit Values". Applicants should refer to the Prospectus for the Trust which accompanies this Prospectus for a description of how the assets of each Portfolio are valued.

     All valuations in connection with the Certificate, e.g., with respect to determining Cash Value in connection with Certificate loans or withdrawals, with respect to determining Accumulation Value in connection with transfers or payment of Death Benefits, and with respect to determining a Division's unit value at the time of each Net Premium payment, will be made on the Date of Receipt of the premium or the request for payment, loan, withdrawal or transfer if such date is a Valuation Date; otherwise, such determination will be made on the next succeeding day which is a Valuation Date. The Date of Receipt of a premium payment sent directly to Colonial Life's bank pursuant to a billing notice will be the date the payment is received at the bank and the value of any Division to which the payment is allocated will be determined as of such date provided such date is a Valuation Date; otherwise, such determination will be made on the next succeeding day which is a Valuation Date.

     Transfers.   Accumulation Value may be transferred among the Divisions and between the Divisions and the General Account. In addition to individual transfer requests, Certificate Owners may elect either a Dollar Cost Averaging feature or an Automatic Portfolio Re-Balancing feature which provides for systematic transfers as described below. Transfer requests may be made in writing or by telephone. The total amount transferred each time must be at least $1,000 unless a lesser amount constitutes the entire Accumulation Value in a Division or in the General Account. Accumulation Value transferred from one Division or from the General Account into more than one Division, and/or into the General Account, counts as one transfer. Similarly, transferring Accumulation Value from more than one Division, and/or the General Account, into one other Division or the General Account, counts as one transfer.

     Colonial Life currently permits 12 transfers per Certificate year without imposing a transfer charge. For transfers in excess of 12 in any Certificate year, a transfer charge of $100 to cover administrative costs will be imposed each time amounts are transferred and will be deducted on a pro-rata basis from the Division or Divisions or the General Account into which the amount is transferred. However, no transfer charge will be imposed on the transfer of the initial Net Premium payments, plus interest earned, from the General Account to the Divisions on the Allocation Date or on loan repayments. No transfer charge will be imposed for transfers pursuant to the Dollar Cost Averaging or Automatic Portfolio Re-Balancing features. Currently, a Certificate Owner may make up to 24 transfers per Certificate year. Colonial Life reserves the right to revoke or modify transfer privileges and charges.

     At any time, the Certificate Owner may transfer 100% of the Certificate's Accumulation Value to the General Account and elect to have all future premium payments allocated to the General Account. While 100% of the Certificate's Accumulation Value and all future premium payments are allocated to the General Account, the minimum period the Certificate will be in force will be fixed and guaranteed. The minimum period will depend on the amount of Accumulation Value, the Specified Amount, the sex, the Attained Age, and rating class of the Insured at the time of transfer. The minimum period will decrease if the Certificate Owner subsequently elects to increase the Specified Amount, elects to surrender the Certificate, or elects to make a withdrawal. The minimum period will increase if the Certificate Owner elects to decrease the Specified Amount, additional premium payments are received, or Colonial Life credits a higher interest rate or charges a lower cost of insurance rate than those guaranteed for the General Account.

     Except for transfers in connection with Dollar Cost Averaging, Automatic Portfolio Re-Balancing and loan repayments, transfers out of the General Account to the Divisions are permitted only once every 180 days and are limited in amount to the lesser of (a) 25% of the Accumulation Value in the General Account not being held as loan collateral or (b) $100,000. In addition, any other transfer rules, including minimum transfer amounts, also apply. Colonial Life reserves the right to modify these restrictions.

     No transfer charge will be imposed for a transfer of all Accumulation Value in Separate Account D to the General Account. However, any transfer from the General Account to the Division(s) will be subject to the transfer charge, unless it is one of the first 12 transfers in a Certificate year and except for the transfer of the initial Net Premium payments, plus interest earned, from the General Account, loan repayments, and transfers pursuant to the Dollar Cost Averaging or Automatic Portfolio Re-Balancing features.

     A feature called Dollar Cost Averaging is available to Certificate Owners under which a Certificate Owner deposits or designates an amount, subject to a minimum of $6,000, in the Resolute Treasury Money Market Division or the General Account and elects to have a specified dollar amount (the "Periodic Transfer Amount") automatically transferred to one or more of the Divisions on a monthly, quarterly, or semi- annual basis. This feature allows Certificate Owners to systematically invest in the Divisions at various prices which may be higher or lower than the price a Certificate Owner would pay when investing the entire amount at one time and at one price. Each Periodic Transfer Amount is subject to a minimum amount of $500. A minimum of 1% of the Periodic Transfer Amount must be transferred to any specified Division. These amounts are subject to change at Colonial Life's discretion. If a transfer would reduce Accumulation Value in the Resolute Treasury Money Market Division or the General Account to less than the Periodic Transfer Amount, Colonial Life reserves the right to include such remaining Accumulation Value in the amount transferred. At the time a Certificate Owner elects the Dollar Cost Averaging feature, an election is made between Fixed Amount Dollar Cost Averaging or Continuous Mode Dollar Cost Averaging. Under Fixed Amount Dollar Cost Averaging, the feature will continue until the Designated Amount has been transferred or the Certificate Onwer gives notification of cancellation of the feature prior to transfer of the entire Designated Amount. Once the Designated Amount has been transferred, a new Dollar Cost Averaging election form must be completed if the Certificate Owner wishes to have additional money dollar cost averaged. Under Continuous Mode Dollar Cost Averaging, any amounts deposited into the Repository Account, and not just the Designated Amount, will be transferred. Dollar Cost Averaging is currently available to Certificate Owners at no charge. Although Colonial Life reserves the right to assess a charge, no greater than cost and with 30 days advance notice to Certificate Owners, it has no present intention to do so.

     An Automatic Portfolio Re-Balancing feature is also available to Certificate Owners. This feature provides a method for re-establishing fixed proportions between various types of investments on a systematic basis. Under this feature, the allocation between Divisions and the General Account will be automatically re-adjusted to the desired allocation, subject to a minimum of 1% per Division or General Account, on a quarterly, semi-annual or annual basis.

     A Certificate Owner may choose one of the two features. Transfers and adjustments pursuant to these features will occur on a Certificate's Monthly Anniversary Date in the month in which the transaction is to take place or the next succeeding business day if the Monthly Anniversary Date falls on a holiday or a weekend. The applicable authorization form must be on file at Colonial Life before either feature may begin. Neither feature guarantees profits nor protects against losses. Transfers under these features do not count toward the 12 free transfers or the 24 transfers currently allowed per year. Colonial Life reserves the right to modify the terms and conditions of these features upon 30 days advance notice to Certificate Owners.

     Telephone Transfers, Loans and Reallocations.   Certificate Owners may
request by telephone transfers of Accumulation Value or reallocation of premiums (including allocation changes pursuant to existing Dollar Cost Averaging and Automatic Portfolio Re-Balancing programs), provided that the appropriate authorization form is on file with Colonial Life. Colonial Life may also, in its discretion, permit loans to be made by telephone, provided that the proper authorization form is on file with Colonial Life. During periods of heavy telephone transfers, implementing a telephone transfer may be difficult. If a Certificate Owner is unable to reach Colonial Life via telephone, the Certificate Owner should send a written request to Colonial Life via an express mailing service or via the Colonial Life telecopier machine at
(603) 226-5155. (Any transfer requests received via telecopier are considered telephone transfers and are bound by the conditions outlined in the signed authorization form.) Colonial Life reserves the right to discontinue telephone transfers at any time without notice to the Certificate Owners. Procedures have been established that are reasonably designed to reduce the risk of unauthorized telephone transfers, loan requests or allocation changes. These procedures include requiring personal identification information (such as social security number and date of birth), tape recording calls and providing written confirmations to Certificate Owners.

     Certificate Lapse.   Failure to make a premium payment on a Certificate
will not necessarily cause the Certificate to lapse. The duration of a Certificate depends upon its Cash Value. The Certificate will remain in force so long as the Cash Value, less any outstanding Certificate Debt, is sufficient to cover cost of insurance and any rider charges. In the event the Cash Value, less any outstanding Certificate Debt, is insufficient to pay these monthly cost of insurance and rider charges ("monthly deduction") the Certificate Owner will be given a sixty-one day period ("grace period") within which to make a premium payment to avoid lapse. The premium required to avoid lapse must be sufficient in amount, after the deduction of the state premium tax charge, the federal DAC tax charge and the sales charge, to cover the monthly deduction for at least three Certificate months. This required premium will be set forth in a written notice which Colonial Life will send to the Certificate Owner thirty-one days prior to the end of the grace period. The Certificate will continue in force through the grace period, but if no payment is forthcoming, the Certificate will terminate without value at the end of the grace period. If the Insured under Colonial Heritage I or the last surviving Insured under Colonial Heritage II dies during the grace period, the Death Benefit payable under the Certificate will be reduced by the amount of the monthly deduction due and unpaid and the amount of any outstanding Certificate Debt. In addition, if the Cash Value of the Certificate at any time should decrease so the aggregate amount of outstanding Certificate Debt secured by the Certificate exceeds the Cash Value shown in the Certificate and an additional payment is not made within sixty-one days the Certificate will lapse.

     Reinstatement.   If the Certificate lapses, the Certificate Owner may
reinstate the Certificate. The terms of the original Certificate will apply upon reinstatement. The Accumulation Value, before payment of the required reinstatement premium, will equal the Accumulation Value on the date of termination. The Certificate year on reinstatement will be measured from the Certificate Date. An application for reinstatement may be made any time within five years of lapse and before the Maturity Date, but satisfactory proof of insurability of the Insured under Colonial Heritage I or the Insureds or surviving Insured under Colonial Heritage II and payment of a reinstatement premium is required. The reinstatement premium, after deduction of the state premium tax charge, the federal DAC tax charge and the sales charge, must be sufficient to cover the monthly deduction for three Certificate months following the effective date of reinstatement. If a loan was outstanding at the time of lapse, Colonial Life will require, at the election of the Certificate Owner, repayment or reinstatement of the loan before permitting reinstatement of the Certificate. The effective date will be the date of approval of the reinstatement application, which will be as of a Monthly Anniversary Date.

     Conversion.   If the Insured's coverage under the Group Policy ends for any reason other than the non-payment of premiums, the Certificate Owner may convert the insurance under the Group Policy to a comparable, individual policy without evidence of insurability. The Certificate Owner must apply for the individual policy and pay the first premium within 31 days after coverage under the Group Policy ends. The new policy will be non-participating and issued subject to the following:

     (i) The policy will be on one of the forms Colonial Life customarily issues at the time of conversion, other than term;

     (ii) The policy will be issued at the amount and age applied for;

     (iii) The amount of the policy may not exceed the Specified Amount of the Certificate which ends; and

     (iv) The premium for the policy will be at Colonial Life's usual rate, and it will be based on the amount of insurance, risk class, type of policy and age at the policy issued date.

     If the Insured dies during the time in which the Certificate is entitled to be converted, Colonial Life will pay the Death Benefit which was in effect under the Certificate just prior to its termination. Colonial Life will deduct any overdue monthly deduction, which is applicable to the conversion period, from the proceeds of the Insured's coverage. This will be done whether or not the Certificate Owner actually applied for the individual policy. Any policy issued pursuant to this provision will take effect at the end of the 31-day period in which application must be made.

     Certificate "Free Look".   The Certificate Owner has a limited right to
return a Certificate for cancellation and a full refund of all premiums paid. Colonial Life will cancel the Certificate if it is returned by mail or personal delivery to Colonial Life, or to the agent who sold the Certificate, within 20 days after the delivery of the Certificate to the Certificate Owner. Colonial Life will return to the Certificate Owner within seven days all payments received on the Certificate. Prior to the Allocation Date the initial Net Premium will be held in Colonial Life's General Account; Colonial Life will retain any interest earned if the "free look" right is exercised.

                             CHARGES AND DEDUCTIONS

     Premium Charges.   Upon receipt of each premium payment and before
allocation of payment among the Divisions and the General Account, Colonial Life will deduct a state premium tax charge of 2.0%. This charge is designed to compensate Colonial Life for state premium taxes, franchise taxes and other local taxes imposed on premiums by the State of New York and local jurisdictions. The actual taxes imposed on Colonial Life may fall between 1.7% and 2.5% of premiums received. As a result, the 2.0% charge may at times be higher or lower than the actual taxes incurred by Colonial Life. Colonial Life reserves the right to increase this charge to Certificate Owners up to a maximum of 2.5%. Colonial Life does not expect to realize a profit from this charge.

     Colonial Life will also deduct from each premium a charge currently equal to 1.25% to cover the estimated cost to Colonial Life of the federal income tax treatment of the Group Policies' and Certificates' deferred acquisition costs (the "federal DAC tax charge"). Colonial Life has determined that this charge is reasonable in relation to Colonial Life's increased federal income tax burden under the Code resulting from the receipt of premiums. Colonial Life will not increase this charge under outstanding Group Policies and Certificates, but reserves the right, subject to any required regulatory approval, to change this charge for Group Policies and Certificates thereunder not yet issued in order to correspond with changes in the DAC tax.

     Colonial Life will deduct a sales charge of 3% from each premium payment to compensate Colonial Life for the cost of selling the Certificates. The cost of selling the Certificates includes, among other things, agents' commissions, commission overrides, advertising and the printing of prospectuses and sales literature. Under normal circumstances, the amount of this charge, plus the Surrender Charge discussed below, are expected to compensate Colonial Life for total sales expenses for that year. To the extent sales expenses in any one Certificate year are not recovered by this 3% sales charge and the sales charge imposed upon surrenders or withdrawals during the first five Certificate years, the sales expenses may be recovered from other sources, including surplus, which may include profits, if any, from the mortality and expense Risk Charge.

     Monthly Deduction.   On each Monthly Anniversary Date and on the
Certificate Date, Colonial Life will deduct from the Accumulation Value of a Certificate an amount to cover certain charges and expenses incurred in connection with the Certificate. The amount of the monthly deduction is equal to the cost of insurance for the Certificate as described below, and the cost of any optional benefits added by rider. The amount deducted will be deducted pro rata from each of the Divisions and the General Account, excluding the amount held in the General Account as loan collateral, in which the Certificate Owner is invested.

     The cost of insurance is determined on a monthly basis, and is determined separately for the initial Specified Amount and each subsequent increase in the Specified Amount. The monthly current cost of insurance rate is based on the sex, Issue Age, Certificate year, smoking status and rating class of the Insured(s), Specified Amount, Death Benefit option and applicable corridor percentage.

     The cost of insurance is calculated as (i) multiplied by the result of (ii) minus (iii) where:

     (i) is the cost of insurance rate as described in the Cost of Insurance Rates provision contained in the Certificate.

     (ii) is the Death Benefit at the beginning of the Certificate month divided by 1.00327374, to arrive at the proper values for the beginning of the month assuming the guaranteed interest rate of 4% that is applicable to the General Account portion of the Certificate; and

     (iii) is the Accumulation Value at the beginning of the Certificate month.

     If the corridor percentage is applicable, the Death Benefit used in the foregoing calculation will reflect the corridor percentage. The cost of insurance charge is not affected by the death of the first Insured to die under Colonial Heritage II.

     The monthly cost of insurance rate will be determined by Colonial Life based upon expectations as to future mortality experience, but can never exceed the rates shown in the table of Monthly Guaranteed Cost of Insurance Rates set forth in the Certificate. Such guaranteed maximum rates are based on the Commissioner's 1980 Standard Ordinary Mortality Table.

     A guaranteed Monthly Deduction Adjustment will be calculated at the beginning of each Certificate year and subtracted from the cost of insurance for each month of that Certificate year during which the discount is in effect. The Adjustment will be allocated between the Divisions and the General Account in the same proportion as premium payments. The Adjustment is calculated as (i) multiplied by the result of (ii) minus (iii) minus (iv), but not less than zero, where:

     (i)   is a factor that varies by Specified Amount as follows:

                Under $5,000,000............  .0001250
                $5,000,000 to $9,999,999....  .0002500
                $10,000,000 to $14,999,999..  .0003750
                $15,000,000 and Above.......  .0004583

     (ii) is an amount no greater than the Accumulation Value at the beginning of the Certificate year, and guaranteed to be at least the Accumulation Value at the beginning of the Certificate year less any unloaned funds in the General Account;

     (iii) is the Guideline Single Premium at issue under Section 7702 of the Code, increased on a pro-rata basis for any increase in Specified Amount; and

     (iv) is the outstanding Type A loan balance at the beginning of the Certificate year. See "CASH VALUE BENEFITS--Certificate Loans" for a description of Type A loans.

     The Monthly Deduction Adjustment is the mechanism whereby Colonial Life annually evaluates its mortality risk exposure on individual Certificates based on, among other factors, the proceeds from all mortality charges, including the cost of insurance charge and the mortality risk portion of the Risk Charge. The insurance charges are set at rates designed to cover total anticipated mortality experience, i.e., Death Benefit payments, taking into consideration the risk that actual experience may exceed Colonial Life's expectation. Of course, as the amount at risk under any one Certificate decreases, i.e., Accumulation Value increases, Colonial Life's exposure on such Certificate will be reduced. Moreover, Colonial Life 's risk decreases as the Specified Amount increases. The Monthly Deduction Adjustment formula factors in Accumulation Value and Specified Amount. Thus, the Monthly Deduction Adjustment may be translated into a net reduction of the Risk Charge which is applied to the Accumulation Value. As shown in the following table, the Monthly Deduction Adjustment may be expressed as a reduction in the mortality portion of the Risk Charge, discussed below.

                                                                    Mortality  Mortality
                                                         Monthly       Risk       Risk     Effective
                                            Mortality   Deduction     Charge     Charge    Mortality
                                               Risk      Adjust-      Below      Above        Risk
             Specified Amount                 Charge       ment        GSP*       GSP*       Charge
             ----------------                 ------       ----        ----       ----       ------
           $500,000--$4,999,999                .55%        .15%        .55%       .40%       .475%
           $5,000,000--$9,999,999              .55%        .30%        .55%       .25%        .40%
           $10,000,000--$14,999,999            .55%        .45%        .55%       .10%       .325%
           $15,000,000 and Above               .55%        .55%        .55%        .0%       .275%

------------
* Assumes that Accumulation Value, less any Type A loans, at the beginning of the Certificate year is twice the Guideline Single Premium ("GSP").

     Risk Charge.   Colonial Life will also assess a charge on a daily basis
against each Division at an annual rate of .65% of the value of the Division to compensate Colonial Life for its assumption of certain mortality and expense risks in connection with the Certificate. Specifically, Colonial Life bears the risk that the total amount of Death Benefit payable under the Certificate will be greater than anticipated and Colonial Life also assumes the risk that the actual cost incurred by it to administer the Certificate will not be covered by charges assessed under the Certificate.

     Surrender Charge.   Upon surrender during the first five Certificate years,
Colonial Life will assess a contingent deferred sales charge. This contingent deferred sales charge will be 5% of first year premiums for surrender during the first Certificate year, 4% of first year premiums for surrender during the second Certificate year, 3% of first year premiums for surrender during the third Certificate year, 2% of first year premiums for surrender during the fourth Certificate year and 1% of first year premiums for surrender during the fifth Certificate year. There is no Surrender Charge assessed for surrender after the fifth Certificate year. A pro rata portion of any Surrender Charge will be assessed upon a withdrawal. The Certificate's Accumulation Value will be reduced by the amount of any withdrawal plus any applicable pro-rata Surrender Charge.

     The Surrender Charge helps to compensate Colonial Life for the cost of selling the Certificates, including the cost of advertising and the printing of the Prospectus and sales literature.

     Administrative Fees.   An administrative fee equal to $100 is imposed for
each transfer among the Divisions or the General Account, after the first 12 transfers in a Certificate year and except for the transfer of the initial Net Premium payments, plus interest, from the General Account on the Allocation Date, loan repayments and transfers pursuant to the Dollar Cost Averaging and Automatic Portfolio Re-Balancing features. For withdrawals, an administrative fee equal to $100 will be charged. All administrative fees are no greater than the anticipated expenses of providing such services.

     Other Charges.   Colonial Life also reserves the right to charge the assets of each Division to provide for any income taxes or other taxes payable by Colonial Life on the assets attributable to that Division. An investment advisory fee for services provided by the Trust's investment manager and sub-investment adviser and certain other operating expenses are deducted from the assets of each Portfolio of the Trust. See "CHUBB SERIES TRUST".

                        CERTIFICATE BENEFITS AND RIGHTS

     Death Benefits.   So long as it remains in force, Colonial Heritage I
provides for the payment of life insurance proceeds upon the death of the Insured and Colonial Heritage II provides for a Death Benefit payable upon the death of the last surviving Insured. Proceeds will be paid to a named Beneficiary or contingent Beneficiary. One or more Beneficiaries or contingent Beneficiaries may be named. Life insurance proceeds may be paid in a lump sum or under an optional payment plan. (See "SETTLEMENT OPTIONS" below.) Proceeds of the Certificate will be reduced by any outstanding Certificate Debt and any due and unpaid charges and increased by any benefits added by rider. Proceeds that are payable in a lump sum will be increased to include interest as required by applicable state law. Proceeds will ordinarily be paid within seven days after Colonial Life receives due Proof of Death. Under Colonial Heritage II, due Proof of Death must also be submitted at the time of the first death.

     A Certificate Owner will make in the initial application two elections to determine the Death Benefit under the Certificate. First, the Certificate Owner will choose one of two Death Benefit options offered under the Certificate. Second, the Certificate Owner will choose the Death Benefit qualification test, which is the method for qualifying the Certificate as a life insurance contract for purposes of Federal tax law. If no Death Benefit qualification test or option is designated, the guideline premium test under Option I, as described below, will be assumed by Colonial Life to have been selected.

     The amount of life insurance proceeds payable under a Certificate will depend upon the option in effect, as follows:

     Option I: For Certificates issued pursuant to the cash value accumulation test, the Death Benefit equals the greater of the current Specified Amount or the Accumulation Value of the Certificate at the date of death multiplied by the corridor percentage, as described below. For Certificates issued pursuant to the guideline premium test, the Death Benefit equals the greater of the current Specified Amount or the Accumulation Value of the Certificate at the date of death multiplied by the corridor percentage, as described below.

     Option II: The Death Benefit equals the current Specified Amount plus the Accumulation Value of the Certificate on the date of death. For Certificates issued pursuant to the cash value accumulation test, the Death Benefit will not be less than the Accumulation Value on the date of death multiplied by the corridor percentage, as described below. For Certificates issued pursuant to the guideline premium test, the Death Benefit will not be less than the Accumulation Value multiplied by the corridor percentage, as described below

     Option I emphasizes the impact of investment experience on Accumulation Value rather than insurance coverage because the Specified Amount and the Death Benefit, generally, remain stable. Under Option I, as Accumulation Value increases and the Death Benefit does not increase, the amount at risk decreases. Thus, the cost of insurance charges are imposed on a decreasing amount. Option II emphasizes insurance coverage because favorable investment experience adds to the Accumulation Value that provides an addition to the total Death Benefit. Under Option II, favorable investment experience does not reduce the amount at risk upon which cost of insurance charges are based.

     The corridor percentage is a minimum ratio of Death Benefit to Accumulation Value required pursuant to the cash value corridor test under Section 7702 of the Code. The Certificate Owner has the option to select this minimum corridor percentage under the Code or an alternative corridor percentage that produces a higher corridor percentage beginning in Certificate year 25 which grades back to the minimum corridor percentage at the Maturity Date. Use of the alternative corridor percentage results in a higher ratio of Death Benefit to Accumulation Value than that resulting from the use of the minimum corridor percentage beginning in Certificate year 25. This higher ratio then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by use of the minimum corridor percentage. Although use of the alternative corridor percentage results in a higher Death Benefit than the minimum corridor percentage beginning in Certificate year 25, this higher Death Benefit results in higher cost of insurance charges which has the effect of reducing Accumulation Value and consequently future Death Benefits.

     The Certificate Owner will also choose from two Death Benefit qualification tests available under a Certificate. Once elected, the Death Benefit qualification test cannot be changed for the duration of the Certificate. The available Death Benefit qualification test cannot be changed for the duration of the Certificate. The available Death Benefit qualification tests are the cash value accumulation test and the guideline premium test.

     Generally, the cash value accumulation test requires that under the terms of a Certificate, the Death Benefit must be sufficient so that the cash surrender value, as defined in Section 7702 of the Internal Revenue Code, does not at any time exceed the net single premium required to fund the future benefits under the Certificate. If the Accumulation Value under a Certificate is at any time greater than the net single premium at the Insured's age and sex for the proposed Death Benefit, the Death Benefit will be incrased automatically by multiplying the Accumulation Value by the corridor percentage computed in compliance with the Code. A list of representative corridor percentages is set forth in Appendix A to this Prospectus. The corridor percentages under the Certificate vary according to the Age, sex, and underwriting classification of the Insured(s), and the resulting Death Benefit determined by using the corridor percentage will be at least equal to the amount required for the Certificate to be deemed life insurance under Section 7702. The corridor percentage is calculated using a four percent interest rate, or, if higher, the contractually guaranteed interest rate and using mortality charges specified in the prevailing Commissioner's standard table as of the time the Certificate is issued.

     The guideline premium test limits the amount of premiums payable under a Certificate to a certain amount for an Insured of a particular age and sex. The test also applies a prescribed corridor percentage to determine a minimum ratio of Death Benefit to Accumulation Value. A complete list of corridor percentages is set forth in Appendix B to this Prospectus.

     There are two main differences between the guideline premium test and the cash value accumulation test. First, the guideline premium test limits the amount of premium that may be paid into a Certificate. No such limits apply under the cash value accumulation test. (However, any premium that wouild incrase the net amount at risk is subject to evidence of insurability satisfactory to Colonial Life.) Second, the factors that determine the minimum Death Benefit relative to the Certificate's Accumulation Value are different. Required increases in the minimum Death Benefit due to growth in Accumulation Value will generally be greater under the cash value accumulation test than under the guideline premium test. Certificate Owners who desire to pay premiums in excess of the guideline premium test limitations should elect the cash value accumulation test. Certificate Owners who do not desire to pay premiums in excess of the guideline premium test limitations should consider the guideline premium test. Applicants for a Certificate should consult a qualified tax adviser in choosing a Death Benefit election.

     The following examples demonstrate the determination of Death Benefits under Options I and II for the cash value accumulation test and the guideline premium test. The examples show a Colonial Heritage I certificate and a Colonial Heritage II certificate, with the same Specified Amounts and Accumulation Values. The Colonial Heritage I example assumes a Certificate was issued to a male, non-smoker Insured, Age 45 at the time of calculation of the Death Benefit and that there is no outstanding Certificate Debt. The Colonial Heritage II example considers a Certificate issued to one male and one female, both non-smokers, and both Age 45. The certificate is in its tenth certificate year without any outstanding Certificate Debt and with both insureds having attained age 55.

                              Colonial Heritage I

                              Cash Value         Guideline
                          Accumulation Test     Premium Test
                          -----------------     ------------
Specified Amount              1,000,000           1,000,000
Accumulation Value              500,000             500,000
Corridor Percentage                 314%                215%


Death Benefit Option I                       1,570,000               1,075,000
Death Benefit Option II                      1,570,000               1,500,000

                             Colonial Heritage II

Specified Amount                             2,000,000               2,000,000
Accumulation Value                           1,000,000               1,000,000
Corridor Percentage                                306%                    150%
Death Benefit Option I                       1,530,000               2,000,000
Death Benefit Option II                      3,060,000               3,000,000


     The Death Benefit option in effect may be changed by sending Colonial Life a written request for change. The effective date of the change will be the first Monthly Anniversary Date that coincides with or next follows the Date of Receipt of such request. If the Death Benefit option is changed from Option II to Option I, the Specified Amount will be increased by the Certificate's Accumulation Value on the effective date of the change. Conversely, if the Death Benefit option is changed from Option I to Option II, the Specified Amount will be decreased by the Certificate's Accumulation Value on the effective date of the change. Evidence of insurability satisfactory to Colonial Life will be required on a change from Option I to Option II. A change in the Death Benefit option may not be made if it would result in a Specified Amount which is less than a minimum Specified Amount of $250,000 on Colonial Heritage I and $500,000 on Colonial Heritage II. A change in Death Benefit options will affect the cost of insurance.

     After a Certificate has been in force for one year, the Certificate Owner may adjust the existing insurance coverage by increasing or decreasing the Specified Amount. The increase or decrease must be at least $250,000 on Colonial Heritage I and $500,000 on Colonial Heritage II. To make a change, the Certificate Owner must send a written request and the Certificate to Colonial Life's Service Center. Any change in the Specified Amount will affect a Certificate Owner's cost of insurance charge. An increase in the Specified Amount will affect the determination of the amount available for a Type A loan, as explained below, and will affect the Monthly Deduction Adjustment, if any. Decreases in the Specified Amount may affect the Monthly Deduction Adjustment but will have no affect on the determination of the amount available for a Type A loan. Any decrease in the Specified Amount will become effective on the Monthly Anniversary Date after the Date of Receipt of the request. Any decrease in Specified Amount will first apply to coverage provided by the most recent Specified Amount increase, then to the next most recent increases successively and finally to the coverage under the original application. By applying decreases in this manner, savings, generally, may be realized by a Certificate Owner since additional costs and limitations associated with increases in Specified Amounts would be eliminated first.

     To apply for an increase in the Specified Amount, a supplemental application must be completed and evidence satisfactory to Colonial Life that each Insured is insurable must be submitted. Any approved increase in the Specified Amount will become effective on the date shown in the Supplemental Certificate Specifications Page. Such increase will not become effective, however, if the Certificate's Cash Value is insufficient to cover the deduction for the cost of the increased insurance for the Certificate month following the increase. Such an increase may require a payment or future increased Planned Periodic Premiums.

     GUARANTEED DEATH BENEFIT.   The Certificate Owner may add a Guaranteed
Death Benefit Rider to the Certificate under which the Death Benefit is guaranteed to never be less than the Specified Amount provided that a cumulative minimum premium requirement is met. The premium requirement is based on Issue Age, sex, smoking status, underwriting class, Specified Amount and Death Benefit Option. If the Specified Amount is increased, an additional premium, based on Attained Age, will be required for such increase. There is a monthly charge for this Death Benefit Rider. See "Optional Insurance Benefits".

     Combined Requests.   Certificate Owners may combine requests for changes in
the Specified Amount and the Death Benefit option and requests for withdrawals. The requirements and limitations that apply to each change will apply to the combined transactions, including any required evidence of insurability, Specified Amount and premium limitations, effectiveness on the Monthly Anniversary Date following the Date of Receipt of the request, and the sufficiency of Cash Value to keep the Certificate in force for the month following the transaction.

     The effect of a combined transaction on the cost of insurance, the amount of the Death Benefit proceeds and the premium limitations will be the net result of such effects for each such transaction considered separately. Certificate Owners should consider the net result of a combined transaction in light of insurance needs, financial circumstances and tax consequences.

     Maturity of the Certificate.   As long as the Certificate remains in force,
Colonial Life will pay the Certificate's Cash Value, less outstanding Certificate Debt, if any, on the Maturity Date. Benefits at maturity may be paid in a lump sum or under an optional payment plan. The Maturity Date is the date shown in the Certificate. To change the Maturity Date, a written request and the Certificate must be sent to Colonial Life's Service Center. The Date of Receipt for any request must be before the Maturity Date then in effect. The requested Maturity Date must be (i) on a Certificate anniversary, (ii) at least one year from the Date of Receipt of the request, (iii) after the tenth Certificate year and (iv) on or before the Certificate anniversary nearest to the Insured's 100th birthday for Colonial Heritage I and the younger Insured's 100th birthday for Colonial Heritage II.

     Optional Insurance Benefits. Subject to certain requirements, one or more of the following optional insurance benefits may be added to a Certificate by rider. More detailed information concerning such riders may be obtained from the agent selling the Certificate. Additional riders, developed after the effective date of this Prospectus, may also be available as optional insurance benefits to the Certificate. The agent selling the Certificate should be consulted regarding the availability of any such additional riders. The cost of any optional insurance benefits will be deducted as part of the monthly deduction. See "CHARGES AND DEDUCTIONS."

     (a) Guaranteed Death Benefit Rider.   This rider guarantees that the
Certificate will stay in force with a Death Benefit equal to the Specified Amount, even if the Cash Value less Certificate Debt is not sufficient to pay the monthly deduction, provided that cumulative premiums paid, less loans and withdrawals, are greater than or equal to the guaranteed death benefit premium multiplied by the number of months the Certificate has been in force. This cumulative premium requirement must be met at all times for the rider to stay in force. A monthly charge of $.01 per $1,000 of Specified Amount will be deducted from the Certificate's Accumulation Value.

     (b) Automatic Increase Rider.   This rider allows for scheduled annual
increases in Specified Amount of from 1% to 7%, subject to certain limitations set forth in the rider. There is a monthly charge per unit of Specified Amount which varies by Issue Age on Colonial Heritage I and by Joint Equal Age at issue on Colonial Heritage II.

     (c) Certificate Exchange Option Rider.   This rider is available on
Colonial Heritage II provided both Insureds are insurable. It allows Colonial Heritage II to be exchanged for two individual Colonial Heritage I Certificates, without evidence of insurability, each with a face amount equal to one half of the Death Benefit under Colonial Heritage II at the time of exchange, upon the Insureds' divorce or the occurrence of certain federal tax law changes as specified in the rider. There is no charge for this rider.

     (d) Extension of Maturity Date Rider.   This rider allows the Certificate
Owner to extend the original Maturity Date of the Certificate under the terms set forth in the rider.

     (e) Exchange of Insured Rider. This benefit is available under Colonial Heritage I, and provides that the Certificate may be exchanged for a reissued certificate on the life of a substitute insured, subject to the conditions stated in the rider. A charge of $150 will be assessed for exercising the option. See "FEDERAL TAX MATTERS."

     Settlement Options.   In addition to a lump sum payment of benefits under
the Certificate, any proceeds to be paid under the Certificate may be paid in any of four methods. A settlement option may be designated by notifying Colonial Life in writing. A lump sum payment of proceeds under the Certificate will be made if a settlement option is not designated. Any amount left with Colonial Life for payment under an optional payment plan will be transferred to the account of the Beneficiary in the General Account on the date Colonial Life receives written instructions. During the life of the Insured, the Certificate Owner may select a plan. If a payment plan has not been chosen at the time the Death Benefit becomes payable, a Beneficiary can choose a plan. If a Beneficiary is changed, the payment plan selection will no longer be in effect unless the Certificate Owner requests that it continue. An option may be elected only if the amount of the proceeds is $2,000 or more. Colonial Life reserves the right to change the interval of payments to 3, 6 or 12 months, if necessary, to increase the guaranteed payments to at least $20 each.

  Option A.

     Installments of a specified amount.   Payments of an agreed amount to be
made each month until the proceeds and interest are exhausted.

  Option B.

     Installments for a specified period.   Payments to be made each month for
an agreed number of years.

  Option C.

     Life income.   Payments to be made each month for the lifetime of the
payee. It is guaranteed that payments will be made for a minimum of 10, 15, or 20 years, as agreed upon.

  Option D.

     Interest.   Payment of interest on the proceeds held by Colonial Life
calculated at the compound rate of 3% per year. Interest payments will be made at 12, 6, 3 or 1 month intervals, as agreed upon.

     The interest rate for Options A, B, and D will not be less than 3% per year. The interest rate for Option C will not be less than 2 1/2% per year. Interest in addition to that stated may be paid or credited from time to time under any option, but only in the sole discretion of Colonial Life.

     Unless otherwise stated in the election of an option, the payee of Certificate benefits shall have the right to receive the withdrawal value under that option. For Options A and D, the withdrawal value shall be any unpaid balance of proceeds plus accrued interest. For Option B, the withdrawal value shall be the commuted value of the remaining payments. Such value will be calculated on the same basis as the original payments. For Option C, the withdrawal value will be the commuted value of the remaining payments. Such value will be calculated on the same basis as the original payments. To receive this value under Option C, the payee must submit evidence of insurability acceptable to Colonial Life. Otherwise, the withdrawal value shall be the commuted value of any remaining guaranteed payments. If the payee should be alive at the end of the guaranteed period, the payment will be resumed on that date. The payment will then continue for the lifetime of the payee.

     If a payee of Certificate benefits dies before the proceeds are exhausted or the prescribed payments made, a final payment will be made in one sum to the estate of the last surviving payee. The amount to be paid will be calculated as described for the applicable option in the Withdrawal Value provision of the Certificate.

                       CALCULATION OF ACCUMULATION VALUE

     The Certificate provides for an Accumulation Value, which will be determined on a daily basis. Accumulation Value is the sum of the values in the Divisions plus the value in the General Account. The Certificate's Accumulation Value in the Divisions is calculated by units and unit values under the Certificates, as described below. The Certificate's Accumulation Value will reflect a number of factors, including the investment experience of the Divisions that are invested in the Portfolios, any additional net premiums paid, any withdrawals, any Certificate loans, and any charges assessed in connection with the Certificate. Accumulation Values in Separate Account D are not guaranteed as to dollar amount.

     On the Allocation Date, the Accumulation Value in Separate Account D is the initial premium payments, reduced by the state tax charge, the federal DAC tax charge and the sales charge, plus interest earned prior to the Allocation Date, and less the monthly deduction for the first Certificate month. On the Allocation Date, the initial number of units credited to Separate Account D for the Certificate will be established. At the end of each Valuation Period thereafter, the Accumulation Value in a Division is (i) plus (ii) plus (iii) minus (iv) minus (v) where:

     (i) is the Accumulation Value in the Division on the preceding Valuation Date multiplied by the net investment factor, as described below, for the current Valuation Period,

     (ii) is any Net Premium received during the current Valuation Period which is allocated to the Division,

     (iii) is all Accumulation Values transferred to the Division from another Division or the General Account during the current Valuation Period,

     (iv) is the Accumulation Values transferred from the Division to another Division or the General Account and Accumulation Values transferred to secure a Certificate loan during the current Valuation Period, and

     (v) is all withdrawals from the Division during the current Valuation
Period.

     In addition, whenever a Valuation Period includes the Monthly Anniversary Date, the Accumulation Value at the end of such period is reduced by the portion of the monthly deduction allocated to the Division.

     The Certificate's total Accumulation Value in Separate Account D equals the sum of the Certificate's Accumulation Value in each Division thereof.

     Unit Values.   Units are credited to a Certificate Owner upon allocation of
Net Premiums to a Division. Each Net Premium payment allocated to a Division will increase the number of units in that Division. Both full and fractional units are credited. The number of units and fractional units is determined by dividing the Net Premium payment by the unit value of the Division to which the payment has been allocated. The unit value of each Division is determined on each Valuation Date. The number of units credited will not change because of subsequent changes in unit value. The dollar value of each Division's units will vary depending upon the investment performance of the corresponding Portfolio of the Trust.

     Certain transactions affect the number of units in a Division under a Certificate. Loans, surrenders and withdrawals, withdrawal and transfer fees and charges, the Surrender Charge, and monthly deductions involve the redemption of units and will decrease the number of units. Transfers of Accumulation Value among Divisions will reduce or increase the number of units in a Division, as appropriate.

     The unit value of each Division's units initially under the Certificates was $10.00. Thereafter, the unit value of a Division on any Valuation Date is calculated by multiplying (1) by (2) where:

     (1) is the Division's unit value on the previous Valuation Date; and

     (2) is the net investment factor for the Valuation Period then ended.

     The unit value of each Division's units on any day other than a Valuation Date is the unit value as of the next Valuation Date and is used for the purpose of processing transactions.

     Net Investment Factor.   The net investment factor measures the investment
experience of each Division and is used to determine changes in unit value from one Valuation Period to the next Valuation Period. The net investment factor for a Valuation Period is (i) divided by (ii) minus (iii) where:

     (i) is (a) the value of the assets of the Division at the end of the preceding Valuation Period, plus (b) the investment income and capital gains, realized or unrealized, credited to the assets of the Division during the Valuation Period for which the net investment factor is being determined, minus
(c) capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (d) any amount charged against the Division for taxes or any amount set aside during the Valuation Period by Colonial Life to provide for taxes attributable to the operation or maintenance of that Division, and

     (ii) is the value of the assets of the Division at the end of the preceding Valuation Period, and

     (iii) is a charge no greater than .0017808% on a daily basis. This corresponds to .65% on an annual basis for mortality and expense risks.


                              CASH VALUE BENEFITS

     So long as it remains in force, the Certificate provides for certain benefits prior to the Maturity Date. Subject to certain limitations, the Certificate Owner may at any time obtain Cash Value by surrendering the Certificate or making withdrawals from the Certificate. The Cash Value equals the Accumulation Value less any Surrender Charge. In addition, the Certificate Owner has certain Certificate loan privileges under the Certificate.

     Surrender Privileges.   As long as the Certificate is in force, a
Certificate Owner may surrender the Certificate or make a withdrawal from the Certificate at any time by sending a written request along with the Certificate to Colonial Life. See "FEDERAL TAX MATTERS--Certificate Proceeds."

     The surrender value of the Certificate equals the Cash Value less any outstanding Certificate Debt. The amount payable upon surrender of the Certificate is the surrender value at the end of the Valuation Period during which the request is received. The surrender value may be paid in a lump sum or under one of the optional payment plans specified in the Certificate. Proceeds will generally be paid within seven days of the Date of Receipt of a request for surrender or withdrawal. See "CERTIFICATE BENEFITS AND RIGHTS--Settlement Options."

     A Certificate Owner can obtain a portion of the Certificate's Cash Value by withdrawal of Cash Value from the Certificate. A withdrawal from a Certificate is subject to the following conditions:

     A. The amount withdrawn may not exceed the Cash Value less any outstanding Certificate Debt.

     B. The minimum amount that may be withdrawn is $5,000.

     C. A charge of $100 will be deducted from the amount of each withdrawal.

     Withdrawals generally will affect the Certificate's Accumulation Value, Cash Value and the life insurance proceeds payable under the Certificate. The Certificate's Cash Value will be reduced by the amount of the withdrawal. The Certificate's Accumulation Value will be reduced by the amount of the withdrawal plus any applicable pro-rata Surrender Charge. Life insurance proceeds payable under the Certificate will generally be reduced by the amount of the withdrawal plus any applicable pro-rata Surrender Charge, unless the withdrawal is combined with a request to maintain or increase the Specified Amount. See "CERTIFICATE BENEFITS AND RIGHTS--Combined Requests".

     Under Option I, which provides for life insurance proceeds equal to the greater of the Specified Amount or the Accumulation Value of the Certificate at the date of death multiplied by the corridor percentage, the Specified Amount will be reduced by the amount of the withdrawal plus any applicable pro-rata Surrender Charge. The Specified Amount remaining after a withdrawal may not be less than $250,000 for Colonial Heritage I and $500,000 for Colonial Heritage
II. As a result, Colonial Life will not effectuate any withdrawal that would reduce the Specified Amount below these minimums. If increases in Specified Amount previously have occurred, a withdrawal will first reduce the Specified Amount of the most recent increase, then the most recent increases successively, then the coverage under the original application. If the life insurance proceeds payable under either Death Benefit option, both before and after the withdrawal, is the Accumulation Value multiplied by the corridor percentage, a withdrawal generally will result in a reduction in life insurance proceeds equal to the amount paid upon withdrawal, multiplied by the corridor percentage then in effect.

     Under Option II, which provides for life insurance proceeds equal to the Specified Amount plus Accumulation Value, a reduction in Accumulation Value as a result of a withdrawal will typically result in a dollar per dollar reduction in the life insurance proceeds payable under the Certificate.

     A Certificate Owner may allocate a withdrawal among the Divisions and the General Account. If no such allocation is made, a withdrawal will be allocated among the Divisions and the General Account in the same proportion that the Accumulation Value in each Division and the Accumulation Value in the General Account, less any Certificate Debt bears to the total Accumulation Value of the Certificate, less any Certificate Debt, on the date of withdrawal. See "FEDERAL TAX MATTERS--Certificate Proceeds".

     Certificate Loans.   So long as the Certificate remains in force, a
Certificate Owner may borrow money from Colonial Life at any time after the first Certificate anniversary using the Certificate as the only security for the loan. Loans have priority over the claims of any assignee or any other person. Generally, the maximum loan amount is 90% of the Cash Value at the end of the Valuation Period during which the loan request is received. The maximum amount which may be borrowed at any given time is the maximum loan amount reduced by any outstanding Certificate Debt.

     Proceeds of Certificate loans ordinarily will be disbursed within seven days from the Date of Receipt of a request for a loan by Colonial Life, although payments may be postponed under certain circumstances. See "OTHER MATTERS-- Postponement of Payments". Colonial Life may, in its discretion, permit loans to be made by telephone if the proper authorization form is on file with Colonial Life. So long as the Certificate remains in force, the loan may be repaid in whole or in part without penalty at any time while an Insured is living.

     When a Certificate loan is made, a portion of the Certificate's Accumulation Value sufficient to secure the loan will be transferred to the General Account. A Certificate loan removes the proceeds from the investment experience of Separate Account D which will have a permanent effect on the Accumulation Value and Death Benefit even if the loan is repaid. Any loan interest that is due and unpaid will also be so transferred. Accumulation Value equal to Certificate Debt in the General Account will accrue interest daily at an annual rate of 6%. The Certificate Owner may allocate a Certificate loan among the Divisions and the General Account. If no such allocation is made the loan will be allocated among the Divisions and the General Account in the same proportion that the Accumulation Value in each Division and the Accumulation Value in the General Account less Certificate Debt bears to the total Accumulation Value of the Certificate, less Certificate Debt, on the date of the loan.

     Colonial Life will charge interest on any outstanding Certificate loan with such interest compounded annually. There are two types of loans available. A Type A loan is charged the same interest rate as the interest credited to the amount of Accumulation Value held in the General Account to secure loans. The unloaned Type A balance is the Cash Value, less the threshold, and less the sum of any outstanding Type A loans. The threshold is the

Guideline Single Premium for this certificate at issue as defined in Section 7702 of the Internal Revenue Code of 1986 entitled "Life Insurance Contract Defined." Any other loans are Type B loans. A Type B loan is charged an interest rate of 6.85%. It is possible for one loan request to result in both a Type A and a Type B loan. A request for a loan will be granted first as a Type A loan, to the extent available, and then as a Type B loan. Once a Certificate loan is granted, it remains a Type A or Type B until it is repaid. Increases in the Specified Amount will affect the determination of the amount available for a Type A loan; however, decreases in the Specified Amount will not have any such effect. Interest is due and payable at the end of each Certificate year, and any interest not paid when due becomes loan principal.

     Where applicable, loans are subject to conditions and requirements of the Employee Retirement Income Security Act of 1974 ("ERISA"), as well as the terms of any retirement plan in connection with which the Certificate has been purchased. The ERISA rules relating to loans are complex and vary depending on the individual circumstances of each Certificate. Employers and Certificate Owners should consult with qualified advisers before exercising the loan privileges.

     Certificate Debt equals the total of all outstanding Certificate loans and accrued interest on Certificate loans. If Certificate Debt exceeds Cash Value, Colonial Life will notify the Certificate Owner and any assignee of record. A payment at least equal to the amount of excess Certificate Debt above the Cash Value must be made to Colonial Life within 61 days from the date Certificate Debt exceeds Cash Value, otherwise, the Certificate will lapse and terminate without value. In such event, the Certificate Owner may be taxed on the total appreciation under the Certificate. The Certificate may, however, later be reinstated, subject to satisfactory proof of insurability and the payment of a reinstatement premium. See "THE CERTIFICATES--Reinstatement".

     So long as the Certificate remains in force, Certificate Debt may be repaid in whole or in part at any time during an Insured's life. If there is any existing Certificate Debt, premium payments in the amount of the Planned Periodic Premium, received at the Premium Frequency, will be applied as premium. Premium payments in excess of the Planned Periodic Premium or premium payments received other than at the Premium Frequency, will first be applied as Certificate loan repayments, then as premium when the Certificate Debt is repaid. For Certificate Owners with both Type A and Type B loans, repayments of the loan will be applied first to Type B loans and then to Type A loans. Upon repayment, the Certificate's Accumulation Value securing the repaid portion of the debt in the General Account will be transferred to the Divisions and the General Account using the same percentages used to allocate Net Premiums. Any outstanding Certificate Debt is subtracted from life insurance proceeds payable at the Insured's or last surviving Insured's death, from Accumulation Value upon surrender, and from Cash Value payable on the Maturity Date.


                                 OTHER MATTERS

     Voting Rights. To the extent required by law, Colonial Life will vote the Trust shares held in the various Divisions at regular and special shareholder meetings of the Trust in accordance with instructions received from persons having voting interests in Separate Account D. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change and, as a result, Colonial Life determines that it is permissible to vote the Trust shares in its own right, it may elect to do so. The number of votes on which each Certificate Owner has the right to instruct will be determined by dividing the Certificate's Accumulation Value in a Division by the net asset value per share of the corresponding Portfolio in which the Division invests, or as otherwise required by law. Fractional shares will be counted. The number of votes on which the Certificate Owner has the right to instruct will be determined as of the date coincident with the date established by the Trust for determining shareholders eligible to vote at the meeting of the Trust. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Trust. Colonial Life will vote Trust shares as to which no instructions are received in proportion to the voting instructions which are received with respect to all Certificates participating in the Trust in accordance with applicable law. Each person having a voting interest will receive proxy material, reports and other materials relating to the Trust. The shares held by Colonial Life, including shares for which no voting instructions have been received, shares held in Separate Account D representing charges imposed by Colonial Life against Separate Account D under the Certificates and shares held by Colonial Life that are not otherwise attributable to Certificates, will also be voted by Colonial Life in proportion to instructions received from the owners of variable life insurance Certificates funded through Separate Account D. Colonial Life reserves the right to vote any or all such shares at its discretion to the extent consistent with then current interpretations of the 1940 Act and rules thereunder.

     Colonial Life may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment objective of the Trust or disapprove an investment advisory contract of the Trust. In addition, Colonial Life may disregard voting instructions in favor of changes initiated by a Certificate Owner in the investment policies or the investment adviser of the Trust if Colonial Life reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or Colonial Life determined that the change would be inconsistent with the investment objectives of Separate Account D or would result in the purchase of securities for Separate Account D which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by Colonial Life or any affiliate of Colonial Life which have similar investment objectives. In the event that Colonial Life does disregard voting instructions, a summary of that action and the reason for such actions will be included in the next semi-annual report to the Certificate Owner.

     Additions, Deletions or Substitutions of Investments.    Colonial Life
reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares held by any Division or which any Division may purchase. If shares of the Trust should no longer be available for investment or if, in the judgment of Colonial Life's management, further investment in shares of the Trust should become inappropriate in view of the purposes of the Certificate, Colonial Life may substitute shares of any other investment company for shares already purchased, or to be purchased in the future under the Certificates. No substitution of securities will take place without notice to and consent of Certificate Owners and without prior approval of the Commission, all to the extent required by the 1940 Act. Any surrender of a Certificate due to a change in a Portfolio's investment policy will incur any applicable Surrender Charges.

     Each class of Trust shares is subject to certain investment restrictions which may not be changed without the approval of the majority of the holders of such class. See the accompanying Prospectus for the Trust.

     Annual Report.   Each year a report will be sent to the Certificate Owner
which shows the current Accumulation Value, Cash Value, premiums paid and all charges since the last annual report as well as the balance of outstanding Certificate loans. Colonial Life will also send to the Certificate Owner the reports required by the 1940 Act.

     Confirmation.   Confirmation notices (or other appropriate notification)
will be mailed promptly at the time of the following transactions:

     (1) Certificate issue;

     (2) receipt of premium payments;

     (3) initial allocation among Divisions on the Allocation Date;

     (4) transfers among Divisions;

     (5) change of premium allocation;

     (6) change between Option I and Option II;

     (7) increases or decreases in Specified Amount;

     (8) withdrawals, surrenders or loans;

     (9) receipt of loan repayments; and

     (10) reinstatements; and

     (11) redemptions due to insufficient funds.

     Limitation on Right to Contest.   Colonial Life will not contest or revoke
the insurance coverage provided under the Certificate, except for any subsequent increase in Specified Amount, after the Certificate has been in force during the lifetime of each Insured for a period of two years from the date it is issued. Any increase in the Specified Amount will not be contested after such increase has been in force during the lifetime of each Insured for two years following the effective date of the increase. Any increase will be contestable within the two year period only with regard to statements concerning this increase.

     Misstatements.   If the age or sex of an Insured has been misstated in an
application, including a reinstatement application, Colonial Life will adjust the benefits payable to reflect the correct age or sex.

     Suicide.   The Certificate does not cover the risk of suicide within two years from the date the Certificate is issued or two years from the date of any increase in Specified Amount with respect to such increase, whether the Insured is sane or insane, unless otherwise specified by state law. In the event of suicide of any Insured within two years of the date the Certificate is issued, the only liability of Colonial Life will be a refund of premiums paid, without interest, less any Certificate Debt and less any withdrawal. In the event of suicide by any Insured within two years of an increase in Specified Amount, the only liability of Colonial Life with respect to the increase will be a refund of the cost of insurance for such increase.

     Under Colonial Heritage II, if the first death is by suicide and the surviving Insured is classified by Colonial Life as insurable on the Certificate Date, Colonial Life will issue, upon request of the Certificate Owner and without evidence of insurability, an individual Certificate providing coverage on the life of the surviving Insured equal to the coverage on the Insureds for which premiums or cost of insurance was refunded.

     Beneficiaries.   The original Beneficiaries and contingent Beneficiaries
are designated by the Certificate Owner on the application. If changed, the primary Beneficiary or contingent Beneficiary is as shown in the latest change filed with Colonial Life. One or more primary or contingent Beneficiaries may be named in the application. In such case, the proceeds of the Certificate will be paid in equal shares to the survivors in the appropriate beneficiary class unless requested otherwise by the Certificate Owner.

     Postponement of Payments.   Payment of any amount upon surrender,
withdrawal, Certificate loan, or benefits payable at death or maturity may be postponed whenever: (i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission; (ii) the Commission by order permits postponement for the protection of Certificate Owners; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practical or it is not reasonably practicable to determine the value of net assets in Separate Account D.

     Assignment.   Ownership of the Certificate can be assigned or the
Certificate can be assigned as collateral security. Colonial Life must be notified in writing if the Certificate has been assigned. Each assignment will be subject to any payments made or action taken by Colonial Life prior to its notification of such assignment. Colonial Life is not responsible for the validity of an assignment. A Certificate Owner's rights and the rights of the

Beneficiary may be affected by an assignment.

     Illustration of Benefits and Values.   The Certificate Owner may request
illustrations of Death Benefits, Accumulation Values and Cash Values at any time after the Certificate Date. Illustrations will be based on the existing Accumulation Value and Cash Value at the time of the request and both the maximum and the then current costs of insurance rates. Although Colonial Life does not currently charge a fee for such illustrations, it reserves the right to charge an administrative fee, not to exceed $25, to cover the cost of preparing the illustrations.

     Non-Participating Certificate.   The Certificate does not share in any
surplus distributions of Colonial Life. No dividends are payable with respect to the Certificate.


                              THE GENERAL ACCOUNT

Certificate Owners may allocate Net Premiums and transfer Accumulation Value to the General Account. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and Colonial Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the General Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     General Description.   The General Account consists of all assets owned by
Colonial Life other than those in Separate Account D and other separate accounts which have been or may be established by Colonial Life. Subject to applicable law, Colonial Life has sole discretion over the investment of the assets of the General Account.

     A Certificate Owner may elect to allocate Net Premiums to the General Account or to transfer Accumulation Value to or from the Divisions and the General Account. The allocation or transfer of funds to the General Account does not entitle a Certificate Owner to share in the investment experience of the General Account. Instead, Colonial Life guarantees that Accumulation Value in the General Account will accrue interest daily at an effective annual rate of at least 4%, independent of the actual investment experience of the General Account. Colonial Life is not obligated to credit interest at any higher rate, although Colonial Life may, in its sole discretion, do so.

     If the Certificate issued as applied for is not accepted or the "free look" is exercised, no interest will be credited and Colonial Life will retain any interest earned on the initial Net Premium.

     General Account Accumulation Value.   The Accumulation Value in the General
Account on the Allocation Date is equal to the portion of the Net Premium payments, plus interest earned, which have been paid and allocated to the General Account, less the portion of the first monthly deduction allocated to the General Account.

     Colonial Life guarantees that interest credited to each Certificate Owner's Accumulation Value in the General Account will not be less than an effective annual rate of at least 4%. Colonial Life may, IN ITS SOLE DISCRETION, credit a higher rate of interest, although it is not obligated to credit interest in excess of 4% per year, and might not do so. ANY INTEREST CREDITED ON THE CERTIFICATE'S ACCUMULATION VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED RATE OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF COLONIAL LIFE. THE CERTIFICATE OWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE OF 4% PER YEAR. Accumulation Value in the General Account that equals Certificate Debt will be credited interest daily at an effective annual rate of 6%. The Accumulation Value in the General Account will be calculated on each Monthly Anniversary Date of the Certificate, or on any other date with consistent adjustments.

     Colonial Life guarantees that, at any time prior to the Maturity Date, the Accumulation Value in the General Account will not be less than the amount of the Net Premiums allocated or Accumulation Value transferred to the General Account, plus interest at the rate of 4% per year, plus any excess interest which Colonial Life credits and any amounts transferred into the General Account, less the sum of all charges allocable to the General Account and any amounts deducted from the General Account in connection with withdrawals or transfers to Separate Account D.

     Determination of Charges.   The portion of the monthly deduction
attributable to the General Account will be determined as of the actual Monthly Anniversary Date, even if the Monthly Anniversary Date does not fall on a Valuation Date.

     Premium Deposit Fund.   As a convenience to Certificate Owners, Colonial
Life permits Certificate Owners to deposit funds in a premium deposit fund ("PDF"), subject to the terms and conditions of the appropriate agreement. Funds deposited in the PDF earn interest at a minimum annual rate of 4%, with interest credited on each monthly anniversary date. Interest on these funds is not tax deferred and will be annually reported on Form 1099 to the Certificate Owner. An amount equal to the Planned Periodic Premium will be transferred on the Certificate date to pay premiums on the Certificate. Certificate Owners may withdraw all or part of the funds from the PDF at any time. No commissions are earned or paid until premium payments are made pursuant to transfers from the PDF.


              DISTRIBUTION OF THE GROUP POLICIES AND CERTIFICATES

     The Group Policies and Certificates will be sold by individuals who, in addition to being licensed as life insurance agents for Colonial Life, are also registered representatives of Chubb Securities Corporation, the principal underwriter of the Certificates, or of broker-dealers who have entered into written sales agreements with the principal underwriter. Chubb Securities Corporation is a New Hampshire corporation organized in 1969. Chubb Securities Corporation is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Each broker-dealer with whom Chubb Securities Corporation has executed a selling agreement will receive as a commission the full charge of 3% imposed on premiums. Any such broker-dealers will be registered under the Securities Exchange Act of 1934 and their representatives selling the Group Policies and Certificates will be authorized under applicable insurance laws and regulations to sell insurance products of this type. It is not expected that the compensation paid by Colonial Life in connection with such sales will exceed that described above for sales by Chubb Securities Corporation's registered representatives.

     Colonial Life and Separate Account D have entered into a Distribution Agreement with Chubb Securities Corporation which continues until terminated by any party on 60 days notice. Chubb Securities Corporation is not obligated to sell any specified amount of Certificates and may not assign its responsibilities under the Distribution Agreement. Colonial Life reimburses Chubb Securities Corporation for its expenses under the Distribution Agreement.

     Chubb Securities Corporation is engaged in the sale and distribution of various other securities, including other flexible premium variable life policies. It acts as principal underwriter for other flexible premium variable life policies and variable annuity contracts issued by Colonial Life and Chubb Life Insurance Company of America, Colonial Life's parent, and for the Chubb America Fund, Inc. and Chubb Investment Funds, Inc. mutual funds. It sells a number of mutual fund shares as well as shares of other securities and limited partnership interests in both public and private limited partnerships. Mutual fund shares available for sale by Chubb Securities Corporation are sold pursuant to non-exclusive selling agreements with the distributors of the mutual funds.

                          MANAGEMENT OF COLONIAL LIFE

               Executive Officers and Directors of Colonial Life

                                   Directors

                             Principal Occupation and
                             ------------------------
Name                         Business Address
----                         ----------------
*Percy Chubb, III..........  Vice Chairman
                             The Chubb Corporation
                             (also serves as Vice Chairman of The Colonial
                             Life Insurance Company of America)
                             15 Mountain View Road
                             P.O. Box 1615
                             Warren, New Jersey 07061-1615
*Frederick H. Condon.......  Senior Vice President, General Counsel and
                             Secretary
                             Chubb Life Insurance Company of America
                             (also serves as Senior Vice President, General
                             Counsel and Secretary of The Colonial Life
                             Insurance Company of America)
                             One Granite Place
                             Concord, NH 03301
*Randall G. Craig..........  Executive Vice President and Chief Operating
                             Officer
                             Chubb Life Insurance Company of America
                             (also serves as Executive Vice President and
                             Chief Operating Officer of The Colonial Life
                             Insurance Company of America)
                             One Granite Place
                             Concord, NH 03301
*David S. Fowler...........  Senior Vice President
                             The Chubb Corporation
                             (also serves as Vice Chairman of The Colonial
                             Life Insurance Company of America)
                             15 Mountain View Road
                             P.O. Box 1615
                             Warren, New Jersey 07061-1615
*Dean R. O'Hare............  Chairman and Chief Executive Officer
                             The Chubb Corporation
                             (also serves as Chairman of The Colonial Life
                             Insurance Company of America)
                             15 Mountain View Road
                             P.O. Box 1615
                             Warren, NJ 07061-1615
*Theresa M. Stone..........  President and Chief Executive Officer
                             Chubb Life Insurance Company of America
                             (also serves as President and Chief Executive
                             Officer of The Colonial Life Insurance Company of
                             America)
                             One Granite Place
                             Concord, NH 03301

*Richard V. Werner.........  Executive Vice President and Chief Financial
                             Officer Chubb Life Insurance Company of America (also serves as Executive Vice President and Chief Financial Officer of The Colonial Life Insurance Company of America)
                             One Granite Place
                             Concord, NH 03301

*  Executive Officer of
=  ====================
 Colonial Life
==============

                   Executive Officers (Other Than Directors)

Name
----
Ronald R. Angarella........  Senior Vice President
Charles C. Cornelio........  Senior Vice President and
                             Chief Administrative Officer
Ronald H. Emery............  Senior Vice President and Controller
Vincent G. Mace, Jr........  Senior Vice President and Group Actuary
Warren L. Reynolds.........  Senior Vice President
Arthur V. Anderson.........  Vice President
Douglas H. Blampied........  Vice President
Thomas M. Bodrogi..........  Vice President
Edwin E. Creter............  Vice President
Ned I. Gerstman............  Vice President
J. Michael Gannon..........  Vice President and Counsel
Glenn Hilsinger............  Vice President
Donald M. Kane.............  Vice President
Patrick A. Lang............  Vice President
Deborah A. Leitch..........  Vice President
Sandra M. MacIntyre........  Vice President
Edward C. Mackenzie........  Vice President
Justin J. Manjorin.........  Vice President
Donna L. Metcalf...........  Vice President
Christopher J. Moakley.....  Vice President
Thomas E. Murphy, Jr. MD...  Vice President
Herbert B. Olson...........  Vice President and Group Actuary
Robert R. Rodgers..........  Vice President

Russell C. Simpson.........  Vice President and Treasurer
James S. Smith.............  Vice President
William A. Spencer.........  Vice President
John A. Thomas.............  Vice President
Ernest J. Tsouros..........  Vice President
David G. Underwood, II,MD..  Vice President
John W. Wells..............  Vice President

  The officers and employees of Colonial Life who have access to the assets of
Separate Account D are covered   by a fidelity bond issued by Aetna Casualty and
                  Surety Company in the amount of $35,000,000.

                       STATE REGULATION OF COLONIAL LIFE

          Colonial Life is governed under the laws of the state of New Jersey and is subject to regulation by the Insurance Commissioner of New Jersey. An annual statement is filed with the New Jersey Insurance Commissioner on or before March 1 of each year covering the operations and reporting on the financial condition of Colonial Life as of December 31 of the preceding year. Periodically, the Commissioner examines the assets and liabilities of Colonial Life and Separate Account D and verifies their adequacy and a full examination of Colonial Life's operations is conducted by the Commissioner at least every five years.

          In addition, Colonial Life is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments.


                              FEDERAL TAX MATTERS

          Tax Considerations.   The following description is a brief summary of
some of the tax rules, primarily related to federal income taxes under the Code, which, in the opinion of Colonial Life, are currently in effect and is not intended as tax advice. Colonial Life believes that, as discussed below, the Group Policies and Certificates will in general receive favorable tax treatment under the Code. Because there are issues as to which the law is still developing or may change, however, and because this information is not intended as tax advice, Colonial Life recommends that the Certificate Owner or prospective Certificate Owner rely only on the advice of a qualified tax adviser.

          Certificate Proceeds. The Certificate contains provisions not found in traditional life insurance policies providing only for fixed benefits. However, under the Code, the Certificate should qualify as a life insurance contract for federal income tax purposes, with the result that all Death Benefits paid under the Certificate will generally be fully excludable from the gross income of the Certificate's Beneficiary for federal income tax purposes and, as long as the Group Policy and Certificate remain in force, income earned on the Certificate will not be subject to federal income tax unless and until there is a distribution from the Certificate. Certificate Owners should consult with their own tax advisers in this regard.

          The federal income tax treatment of a distribution from the Certificate will depend on whether a Certificate is a life insurance policy and also if it is determined to be a "modified endowment contract," as defined by the Code. Colonial Life will notify a Certificate Owner if the amount of premiums paid in would cause a Certificate to be a modified endowment contract and will allow a refund of the excess premium. Thus, the Certificate Owner may choose to have the Certificate treated as a modified endowment contract.

          A modified endowment contract is a life insurance policy which fails to meet a "seven-pay" test. In general, a policy will fail the seven-pay test if the cumulative amount of premiums paid under the policy at any time during the first seven years exceeds a calculated premium level. The calculated seven-pay premium level is based on a hypothetical policy issued on the same insured persons and for the same intial death benefit which, under specified conditions (which include the absence of expense and administrative charges), would be fully paid for after seven years. Your certificate will be treated as a modified endowment unless the cumulative premiums paid under your certificate, at all times during the first seven policy years, are less than or equal to the cumulative seven-pay premiums which would have been paid under the hypothetical Certificate on or before such times.

          Whenever there is a "material change" under a certificate, it will generally be treated as a new contract for purposes of determining whether the certificate is a modified endowment, and subject to a new seven-pay premium period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a downward adjustment formula, the Certificate Account Value of the policy at the time of such change. A materially changed certificate would be considered a modified endowment if it failed to satisfy the new seven-pay limit. A material change could occur as a result of a change in death benefit option, the selection of additional benefits, the restoration of a terminated certificate and certain other changes.

          If the benefits under your certificate are reduced, for example, by requesting a decrease in Face Amount or in some cases by making partial withdrawals, terminating additional benefits under a rider, changing the death benefit option, or as a result of policy termination, the calculated seven-pay premium level will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. If the premiums previously paid are greater than the recalculated seven-pay premium level limit, the certificate will become a modified endowment. Generally, a life insurance policy which is received in exchange for a modified endowment or a modified endowment which terminates and is restored, will also be considered a modified endowment.

          If a Certificate is deemed to be a modified endowment contract, any distribution from the Certificate will be taxed in a manner comparable to distributions from annuities (i.e., on an "income-first" basis); distributions for this purpose include a loan or partial withdrawal. Any such distributions will be considered taxable income to the extent accumulation value under the Certificate exceeds investment in the Certificate.

          A 10% penalty tax will apply to the taxable portion of such a distribution. No penalty will apply to distributions (i) to taxpayers 59 1/2 years of age or older, (ii) in the case of a disability which can be expected to result in death or to be of indefinite duration or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary.

          To the extent a Certificate becomes a modified endowment contract, any distribution, including any loan, which occurs in the Certificate year it becomes a modified endowment contract and in any year thereafter, will be taxable income to the Certificate Owner. Also, any distributions within two years before a Certificate becomes a modified endowment contract will also be income taxable to the Certificate Owner. The Secretary of the Treasury has been authorized to prescribe rules which would similarly treat other distributions made in anticipation of a policy becoming a modified endowment contract. For purposes of determining the amount of any distribution includable in income, all modified endowment contract policies that fail the above-described tests which are issued by the same insurer, or its affiliates, to the same Certificate Owner during any calendar year are treated as one contract. The Secretary of the Treasury is also authorized to issue regulations in this connection.

          In addition to the distribution rules for modified endowment contracts, the Code and proposed regulations thereunder require that reasonable mortality and other charges be used in satisfying the definition of life insurance. The death benefit under a Certificate which meets this definition will continue to be excluded from the beneficiary's gross income. Colonial Life believes that the Certificates meet this definition. However, there is uncertainty as to the meaning of "reasonable mortality charges" and resultant uncertainties as to Colonial Heritage II's qualification if a different definition is adopted by the Treasury Department. As long as a Certificate does not violate the tests described above, it will not fail to meet the tests of the Code and the general tax provisions described herein still apply.

          The foregoing summary does not purport to be complete or to cover all situations, and, as always, there is some degree of uncertainty with respect to the application of the current tax laws. In particular, prior to the issuance of final regulations or other clarifications under certain sections of the Code, there may be some uncertainties about the tax treatment of the Certificate with respect to the mortality charges, substandard risks and any extension of the Maturity Date. In addition to the provisions discussed above, the United States Congress may consider other legislation which, if enacted, could adversely affect the tax treatment of life insurance policies. Also, the Treasury Department may amend current regulations or adopt new regulations with respect to this and other Code provisions. Therefore, Certificate Owners are advised to consult a tax adviser or attorney for more complete tax information, specifically regarding the applicability of the Code provisions to an individual Certificate Owner's situation.

          Under normal circumstances, the Certificate is not a modified endowment contract and loans received under the Certificate will be construed as indebtedness of the Certificate Owner in the same manner as loans under a fixed benefit life insurance policy and no part of any loan under the Certificate is expected to constitute income to the Certificate Owner. Certificate Owners are advised to consult a tax adviser or attorney regarding the deduction of interest paid on loans.

          Even if the Certificate is not a modified endowment contract, a partial withdrawal together with a reduction in death benefits during the first 15 Certificate years may create taxable income for the Certificate Owner. The amount of that taxable income is determined under a complex formula and it may be equal to part or all of, but not greater than, the income on the contract. A partial withdrawal made after the first 15 Certificate years will be taxed on a recovery of premium-first basis, and will only be subject to federal income tax to the extent such proceeds exceed the total amount of premiums the Certificate Owner has paid that have not been previously withdrawn.

          If a Certificate Owner makes a partial withdrawal, surrender, loan or exchange of the Certificate, Colonial Life may be required to withhold federal income tax from the portion of the money received by the Certificate Owner that is includable in the Certificate Owner 's federal gross income. A Certificate Owner who is not a corporation may elect not to have such tax withheld; however, such election must be made before Colonial Life makes the payment. In addition, if a Certificate Owner fails to provide Colonial Life with a correct taxpayer identification number (usually a social security number) or if the Treasury notifies Colonial Life that the taxpayer identification number which has been provided is not correct, the election not to have such taxes withheld will not be effective. In any case, a Certificate Owner is liable for payment of the federal income tax on the taxable portion of money received, whether or not an election to have federal income tax withheld is made. If a Certificate Owner elects not to have federal income tax withheld, or if the amount withheld is insufficient, then the Certificate Owner may be responsible for payment of estimated tax. A Certificate Owner may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are insufficient. Colonial Life suggests that Certificate Owners consult with a tax adviser or attorney as to the tax implications of these matters.

          In the event that a Certificate is owned by a trustee under a pension or profit sharing plan, or similar deferred compensation arrangement, the tax consequences of ownership or receipt of proceeds under the Certificate could differ from those stated herein. However, if ownership of such a Certificate is transferred from the plan to a plan participant (upon termination of employment, for example), the Certificate will be subject to all of the federal tax rules described above. A Certificate owned by a trustee under such a plan may be subject to restrictions under ERISA and a tax adviser should be consulted regarding any applicable ERISA requirements.

          The Certificate may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans and others, where the tax consequences may vary depending on the particular facts and circumstances of each individual arrangement. A tax adviser should be consulted regarding the tax attributes of any particular arrangement where the value of it depends in part on its tax consequences.

          Federal estate and local estate, inheritance and other tax consequences of ownership or receipt of Certificate proceeds depend upon the circumstances of each Certificate Owner and Beneficiary.

          Current Treasury regulations set standards for diversification of the investments underlying variable life insurance policies in order for such policies to be treated as life insurance. Colonial Life believes it presently is in compliance with the diversification requirements as set forth in the regulations and intends to remain in compliance with such diversification requirements. If the diversification requirements are not satisfied, the Certificate would not be treated as a life insurance contract. As a consequence to the Certificate Owner, income earned on a Certificate would be taxable to the Certificate Owner in the calendar quarter in which the diversification requirements were not satisfied, and for all subsequent calendar quarters.

          The Secretary of the Treasury may issue a regulation or a ruling which will prescribe the circumstances in which a Certificate Owner's control of the investments of a segregated asset account may cause the Certificate Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulation or ruling could impose requirements that are not reflected in the Certificate, relating, for example, to such elements of Certificate Owner control as premium allocation, investment selection, transfer privileges and investments in a division focusing on a particular investment sector. It has also been suggested that, in certain circumstances, control over the investment adviser might constitute prohibited Certificate Owner control. Colonial Life believes that Certificate Owner control will not exist under the Certificate. Because failure to comply with any such regulation or ruling presumably would cause earnings on a Certificate Owner's interest in Separate Account D to be includable in the Certificate Owner's gross income in the year earned, Colonial Life has reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulation or ruling. Colonial Life believes that any such regulation or ruling would apply prospectively. Since the regulation or ruling has not been issued, there can be no assurance as to the content of such regulation or ruling or even whether application of the regulation or ruling will be prospective. For these reasons, Certificate Owners are urged to consult with their own tax advisers.

          A Certificate Owner may elect to exchange Colonial Heritage II for two individual Colonial Heritage I Certificates provided the conditions under the Certificate Exchange Option Rider are met. This could have adverse tax consequences including, but not limited to, the recognition of taxable income in an amount up to any taxable gain in the Certificate at the time of the exchange.

          Charge for Colonial Life Income Taxes.   Colonial Life is presently
taxed as a life insurance company under the provisions of the Code. The Code specifically provides for adjustments in reserves for variable policies, and Colonial Life will include flexible premium life insurance operations in its tax return in accordance with these rules.

          Currently no charge is made against Separate Account D for Colonial Life's federal income taxes, or provisions for such taxes, that may be attributable to Separate Account D. Colonial Life may charge each Division for its portion of any income tax charged to Colonial Life on the Division or its assets. See "CHARGES AND DEDUCTIONS--Premium Charges" for a description of the federal DAC tax charge deducted from premium payments. Under present laws, Colonial Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Colonial Life may decide to make charges for such taxes or provisions for such taxes against Separate Account D. Colonial Life would retain any investment earnings on any tax charges accumulated in a Division. Any such charges against Separate Account D or its Divisions could have an adverse effect on the investment experience of such Division.

                           EMPLOYMENT BENEFIT PLANS

          Employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a Certificate in connection with an employment-related insurance or benefit plan. The United States Supreme Court held, in a 1983 decision, that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.


                               LEGAL PROCEEDINGS

          There are no legal proceedings to which Separate Account D is a party or to which the assets of any of the Divisions are subject. Colonial Life is not involved in any litigation that is of material importance in relation to its total assets or that relate to Separate Account D.


                                    EXPERTS
          The financial statements of colonial Life as of december 31, 1994 and for the year then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

          Actuarial matters included in this Prospectus have been examined by Michael J. LeBoeuf, FSA, MAAA as stated in the opinion filed as an exhibit to the Registration Statement.


                             REGISTRATION STATEMENT

          A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Group Policies and Certificates offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and the amendments and exhibits to the Registration Statement to all of which reference is made for further information concerning Separate Account D, Colonial Life and the Group Policies and Certificates offered hereby. Statements contained in this Prospectus as to the contents of the Group Policies and Certificates and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.


                              FINANCIAL STATEMENTS

          The most current financial statements of Colonial Life are those as of the end of the most recent fiscal year. Colonial Life does not prepare financial statements more often than annually and believes that any incremental benefit to prospective Certificate Owners that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. In addition, Colonial Life represents that there have been no adverse changes in the financial condition or operations of Colonial Life between the end of the most current fiscal year and the date of this Prospectus.

          The financial statements of Colonial Life which are included in the Prospectus should be considered only as bearing on the ability of Colonial Life to meet its obligations under the Certificate. They should not be considered as bearing on the investment experience of the assets held in Separate Account D.

                                   APPENDIX

                     ILLUSTRATIONS OF ACCUMULATION VALUES
                        CASH VALUES AND DEATH BENEFITS

          Following are a series of tables that illustrate how the Accumulation Values, Cash Values and Death Benefits of a Certificate change with the investment performance of the Trust. The tables show how the Accumulation Values, Cash Values and Death Benefits of a Certificate issued to an Insured(s) of a given age(s) and given premium would vary over time if the return on the assets held in each Portfolio of the Trust were a constant gross annual rate of 0%, 6%, and 12%. The tables on pages A-3 through A-8 illustrate a Colonial Heritage I Certificate issued to a male, age 35, under a standard rate non-smoker underwriting risk classification. The tables on pages A-9 through A-14 illustrate a Colonial Heritage II Certificate issued to a male, age 40, under a standard rate non-smoker underwriting risk classification and a female, age 35, under a standard rate non-smoker underwriting risk classification. The Accumulation Values, Cash Values and Death Benefits would be different from those shown if the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Certificate years.

          The amount of the Accumulation Value exceeds the Cash Value during the first five Certificate years due to the Surrender Charge. For Certificate years six and after, the Accumulation Value and Cash Value are equal, since the Surrender Charge has been reduced to zero.

          The second column shows the Accumulation Value of the premiums paid at the stated interest rate. The third and sixth columns illustrate the Accumulation Values and the fourth and seventh columns illustrate the Cash Values of the Certificate over the designated period. The Accumulation Values shown in the third column and the Cash Values shown in the fourth column assume the monthly charge for cost of insurance is based upon the current cost of insurance rates and assume a Monthly Deduction Adjustment which varies based on the Specified Amount of the Certificate. The current cost of insurance rates, which may be modified at any time, are based on the sex, Issue Age, Certificate year, and rating class of the Insured(s). The cost of insurance discount may be modified or terminated at any time. The Accumulation Values shown in the sixth column and the cash values shown in the seventh column assume the monthly charge for cost of insurance is based upon the maximum cost of insurance rates allowable, which are based on the Commissioner's 1980 Standard Ordinary Mortality Table. The fifth and eighth columns illustrate the Death Benefit of a Certificate over the designated period. The illustrations of Death Benefits reflect the same assumptions as the Accumulation Values and Cash Values. The Death Benefit values also vary between tables, depending upon whether Option I or Option II Death Benefits are illustrated.

          The amounts shown for the Death Benefit, Accumulation Values, and Cash Values reflect the fact that the net investment return of the Divisions of Separate Account D is lower than the gross rates of return on the assets in the Trust, as a result of expenses paid by the Trust and charges levied against the Divisions of Separate Account D.

          The certificate values shown take into account a daily investment advisory fee equivalent to the maximum annual rate of .62% of the aggregate average daily net assets of the Portfolios of the Trust plus an assumed charge of .30% of the aggregate average daily net assets to cover expenses incurred by the Trust. The .62% investment advisory fee is an average of the individual investment advisory fees of the five Portfolios. See the attached Prospectus for the Trust for a description of the assumption of expenses of the Trust in excess of specified annual rates averaging .92%. The Certificate values also take into account a daily charge to each Division of Separate Account D for assuming mortality and expense risks which is equivalent to a charge at an annual rate of
 .65% of the average net assets of the Divisions of Separate Account D. After deduction of these amounts, the illustrated gross investment rates of 0%, 6% and 12% correspond to approximate net annual rates of -1.57%, 4.43% and 10.43%, respectively.

          The hypothetical values shown in the tables do not reflect any charges for federal income taxes or other taxes other than the DAC tax. However, if, in the future, any additional charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the Accumulation Values, Cash Values and Death Benefits illustrated.

          The tables illustrate the Certificate values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year, if all Net Premiums are allocated to Separate Account

D, and if no Certificate loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the Certificate Owner varied the amount or frequency of premium payments. The tables also assume that the Certificate Owner has not requested an increase or decrease in Specified Amount, that no withdrawals have been made and no Surrender Charges imposed, and that no transfers have been made and no transfer charges imposed.

          Upon request, Colonial Life will provide, without charge, a comparable illustration based upon the proposed Insured's age, sex and rating class the Specified Amount requested, the proposed frequency and amount of premium payments and any available riders requested. Existing Certificate Owners may request illustrations based on existing cash value at the time of request. Colonial Life has reserved the right to charge an administrative fee of up to $25 for such illustrations.

                     CHUBB COLONIAL LIFE INSURANCE COMPANY

   COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; GUIDELINE PREMIUM TEST                               ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:       12% (10.43% net)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $12,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFITS(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             11,995         11,355      1,000,000           10,665            10,065       1,000,000
  2               25,830             25,081         24,601      1,000,000           22,379            21,899       1,000,000
  3               39,721             39,442         39,082      1,000,000           35,227            34,867       1,000,000
  4               54,308             55,212         54,972      1,000,000           49,321            49,081       1,000,000
  5               69,623             72,562         72,442      1,000,000           64,778            64,658       1,000,000

  6               85,704             91,661         91,661      1,000,000           81,738            81,738       1,000,000
  7              102,589            112,686        112,686      1,000,000          100,338           100,338       1,000,000
  8              120,319            135,837        135,837      1,000,000          120,762           120,762       1,000,000
  9              138,935            161,360        161,360      1,000,000          143,185           143,185       1,000,000
 10              158,481            189,516        189,516      1,000,000          167,861           167,861       1,000,000

 11              179,006            220,604        220,604      1,000,000          195,020           195,020       1,000,000
 12              200,556            254,905        254,905      1,000,000          224,931           224,931       1,000,000
 13              223,184            292,771        292,771      1,000,000          257,898           257,898       1,000,000
 14              246,943            334,577        334,577      1,000,000          294,261           294,261       1,000,000
 15              271,890            380,753        380,753      1,000,000          334,393           334,393       1,000,000

 16              298,084            431,794        431,794      1,000,000          378,727           378,727       1,000,000
 17              325,589            488,218        448,218      1,000,000          427,721           427,721       1,000,000
 18              354,468            550,620        550,620      1,000,000          481,902           481,902       1,000,000
 19              384,791            619,689        619,689      1,016,290 (3)      541,881           541,881       1,000,000
 20              416,631            696,042        696,042      1,092,786 (3)      608,345           608,345       1,000,000

 25              601,361          1,213,918      1,213,918      1,626,650 (3)    1,061,071         1,061,071       1,421,835 (3)
 30              837,129          2,058,902      2,058,902      2,511,860 (3)    1,795,560         1,795,560       2,190,583 (3)
 35            1,138,036          3,431,167      3,431,167      3,980,154 (3)    2,977,916         2,977,916       3,454,383 (3)
 40            1,522,077          5,667,964      5,667,964      6,064,721 (3)    4,892,654         4,892,654       5,235,140 (3)
 45            2,012,222          9,347,502      9,347,502      9,814,877 (3)    8,033,402         8,033,402       8,435,072 (3)
 50            2,637,785         15,262,107     15,262,107     16,025,212 (3)   13,015,363        13,015,363      13,666,131 (3)
 55            3,436,179         24,620,260     24,620,260     25,851,273 (3)   20,733,555        20,733,555      21,770,233 (3)
 60            4,455,155         39,890,178     39,890,178     40,289,080 (3)   33,285,971        33,285,971      33,618,831 (3)
 65            5,755,655         66,055,262     66,055,262     66,055,262 (3)   55,131,675        55,131,675      55,131,675 (3)
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

       COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; CASH VALUE ACCUMULATION TEST                         ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:       12% (10.43% net)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):        $12,000

                                           ASSUMING CURRENT COSTS                         ASSUMING GUARANTEED COSTS
                 PREMIUMS         ----------------------------------------       -------------------------------------------
 END           ACCUMULATED
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFITS(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             11,955         11,355      1,000,000           10,665            10,065       1,000,000
  2               25,830             25,081         24,601      1,000,000           22,379            21,899       1,000,000
  3               39,721             39,442         39,082      1,000,000           35,227            34,867       1,000,000
  4               54,308             55,212         54,972      1,000,000           49,321            49,081       1,000,000
  5               69,623             72,562         72,442      1,000,000           64,778            64,658       1,000,000

  6               85,704             91,661         91,661      1,000,000           81,738            81,738       1,000,000
  7              102,589            112,686        112,686      1,000,000          100,338           100,338       1,000,000
  8              120,319            135,837        135,837      1,000,000          120,762           120,762       1,000,000
  9              138,935            161,360        161,360      1,000,000          143,185           143,185       1,000,000
 10              158,481            189,516        189,516      1,000,000          167,861           167,861       1,000,000

 11              179,006            220,604        220,604      1,000,000          195,020           195,020       1,000,000
 12              200,556            254,905        254,905      1,000,000          224,931           224,931       1,000,000
 13              223,184            292,771        292,771      1,000,000          257,898           257,898       1,000,000
 14              246,943            334,577        334,577      1,000,000          294,261           294,261       1,000,000
 15              271,890            380,728        380,728      1,050,809 (3)      334,393           334,393       1,000,000

 16              298,084            431,536        431,536      1,152,201 (3)      378,725           378,725       1,011,196 (3)
 17              325,589            487,377        487,377      1,262,306 (3)      427,425           427,425       1,107,031 (3)
 18              354,468            548,714        548,714      1,377,272 (3)      480,675           480,675       1,206,494 (3)
 19              384,791            616,089        616,089      1,497,096 (3)      538,864           538,864       1,309,440 (3)
 20              416,631            690,032        690,032      1,628,476 (3)      602,361           602,361       1,421,572 (3)

 25              601,361          1,181,230      1,181,230      2,409,709 (3)    1,016,314         1,016,314       2,073,281 (3)
 30              837,129          1,948,502      1,948,502      3,468,334 (3)    1,643,771         1,643,771       2,925,912 (3)
 35            1,138,036          3,127,758      3,127,758      4,941,858 (3)    2,572,895         2,572,895       4,065,174 (3)
 40            1,522,077          4,910,443      4,910,443      6,972,829 (3)    3,915,898         3,915,898       5,560,575 (3)
 45            2,012,222          7,559,993      7,559,993      9,903,591 (3)    5,794,320         5,794,320       7,590,559 (3)
 50            2,637,785         11,444,595     11,444,595     13,962,406 (3)    8,398,697         8,398,697      10,246,410 (3)
 55            3,436,179         17,094,238     17,094,238     19,829,316 (3)   11,954,036        11,954,036      13,866,682 (3)
 60            4,455,155         25,356.454     25,356.454     28,145,664 (3)   16,928,779        16,928,779      18,790,945 (3)
 65            5,755,655         38,899,053     38,899,053     40,455,015 (3)   23,920,165        23,920,165      24,876,972 (3)
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".
   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

   COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; GUIDELINE PREMIUM TEST                               ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:        6%  (4.43% net)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):        $12,000

                                           ASSUMING CURRENT COSTS                         ASSUMING GUARANTEED COSTS
                PREMIUMS          ----------------------------------------       -------------------------------------------
END            ACCUMULATED
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFITS(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             11,294         10,694      1,000,000           10,042             9,442       1,000,000
  2               25,830             23,015         22,535      1,000,000           20,467            19,987       1,000,000
  3               39,721             33,123         34,763      1,000,000           31,265            30,905       1,000,000
  4               54,308             47,679         47,439      1,000,000           42,444            42,204       1,000,000
  5               69,623             60,724         60,604      1,000,000           54,007            53,887       1,000,000

  6               85,704             74,283         74,283      1,000,000           65,965            65,965       1,000,000
  7              102,589             88,372         88,372      1,000,000           78,312            78,312       1,000,000
  8              120,319            103,009        103,009      1,000,000           91,070            91,070       1,000,000
  9              138,935            118,221        118,221      1,000,000          104,237           104,237       1,000,000
 10              158,481            134,020        134,020      1,000,000          117,837           117,837       1,000,000

 11              179,006            150,460        150,460      1,000,000          131,861           131,861       1,000,000
 12              200,556            167,542        167,542      1,000,000          146,331           146,331       1,000,000
 13              223,184            185,295        185,295      1,000,000          161,269           161,269       1,000,000
 14              246,943            203,730        203,730      1,000,000          176,691           176,691       1,000,000
 15              271,890            222,873        222,873      1,000,000          192,598           192,598       1,000,000

 16              298,084            242,767        242,767      1,000,000          209,010           209,010       1,000,000
 17              325,589            263,412        263,412      1,000,000          225,908           225,908       1,000,000
 18              354,468            284,818        284,818      1,000,000          243,281           243,281       1,000,000
 19              384,791            307,030        307,030      1,000,000          261,123           261,123       1,000,000
 20              416,631            330,064        330,064      1,000,000          279,415           279,415       1,000,000

 25              601,361            458,659        458,659      1,000,000          377,713           377,713       1,000,000
 30              837,129            613,087        613,087      1,000,000          487,505           487,505       1,000,000
 35            1,138,036            804,121        804,121      1,000,000          609,261           609,261       1,000,000
 40            1,522,077          1,052,811      1,052,811      1,126,508 (3)      750,866           750,866       1,000,000
 45            2,012,222          1,365,970      1,365,970      1,434,269 (3)      943,306           943,306       1,000,000
 50            2,637,785          1,741,818      1,741,818      1,828,909 (3)    1,212,210         1,212,210       1,272,821 (3)
 55            3,436,179          2,181,885      2,181,885      2,290,979 (3)    1,518,121         1,518,121       1,594,027 (3)
 60            4,455,155          2,732,676      2,732,676      2,760,003 (3)    1,903,148         1,903,148       1,922,179 (3)
 65            5,755,655          3,482,451      3,482,451      3,482,451 (3)    2,444,547         2,444,547       2,444,547 (3)
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

       COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I; CASH VALUE ACCUMULATION TEST                         ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:        6% (4.43% NET)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $12,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT(2)          VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             11,294         10,694      1,000,000           10,042             9,442       1,000,000
  2               25,830             23,015         22,535      1,000,000           20,467            19,987       1,000,000
  3               39,721             35,123         34,763      1,000,000           31,265            30,905       1,000,000
  4               54,308             47,679         47,439      1,000,000           42,444            42,204       1,000,000
  5               69,623             60,724         60,604      1,000,000           54,007            53,887       1,000,000

  6               85,704             74,283         74,283      1,000,000           65,965            65,965       1,000,000
  7              102,589             88,372         88,372      1,000,000           78,312            78,312       1,000,000
  8              120,319            103,009        103,009      1,000,000           91,070            91,070       1,000,000
  9              138,935            118,221        118,221      1,000,000          104,237           104,237       1,000,000
 10              158,481            134,020        134,020      1,000,000          117,837           117,837       1,000,000

 11              179,006            150,460        150,460      1,000,000          131,861           131,861       1,000,000
 12              200,556            167,542        167,542      1,000,000          146,331           146,331       1,000,000
 13              223,184            185,295        185,295      1,000,000          161,269           161,269       1,000,000
 14              246,943            203,730        203,730      1,000,000          176,691           176,691       1,000,000
 15              271,890            222,873        222,873      1,000,000          192,598           192,598       1,000,000

 16              298,084            242,767        242,767      1,000,000          209,010           209,010       1,000,000
 17              325,589            263,412        263,412      1,000,000          225,908           225,908       1,000,000
 18              354,468            284,818        284,818      1,000,000          243,281           243,281       1,000,000
 19              384,791            307,030        307,030      1,000,000          261,123           261,123       1,000,000
 20              416,631            330,064        330,064      1,000,000          279,415           279,415       1,000,000

 25              601,361            458,659        458,659      1,000,000          377,713           377,713       1,000,000
 30              837,129            611,729        611,729      1,088,878 (3)      487,505           487,505       1,000,000
 35            1,138,036            786,798        786,798      1,243,141 (3)      609,261           609,261       1,000,000
 40            1,522,077            981,514        981,514      1,393,750 (3)      746,409           746,409       1,059,901 (3)
 45            2,012,222          1,192,689      1,192,689      1,562,423 (3)      884,426           884,426       1,158,598 (3)
 50            2,637,785          1,417,427      1,417,427      1,729,261 (3)    1,020,393         1,020,393       1,244,879 (3)
 55            3,436,179          1,654,821      1,654,821      1,919,592 (3)    1,150,762         1,150,762       1,334,884 (3)
 60            4,455,155          1,911,745      1,911,745      2,122,037 (3)    1,286,526         1,286,526       1,428,044 (3)
 65            5,755,655          2,276,363      2,276,363      2,367,418 (3)    1,431,195         1,431,195       1,488,443 (3)
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                     CHUBB COLONIAL LIFE INSURANCE COMPANY

   COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; GUIDELINE PREMIUM TEST                               ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:      0% (-1.57% NET)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $12,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT(2)          VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             10,634         10,034      1,000,000            9,421             8,821       1,000,000
  2               25,830             21,028         20,548      1,000,000           18,632            18,152       1,000,000
  3               39,721             31,130         30,770      1,000,000           27,608            27,248       1,000,000
  4               54,308             40,985         40,745      1,000,000           36,347            36,107       1,000,000
  5               69,623             50,619         50,499      1,000,000           44,833            44,713       1,000,000

  6               85,704             60,034         60,034      1,000,000           53,063            53,063       1,000,000
  7              102,589             69,228         69,228      1,000,000           61,016            61,016       1,000,000
  8              120,319             78,196         78,196      1,000,000           68,699            68,699       1,000,000
  9              138,935             86,943         86,943      1,000,000           76,089            76,089       1,000,000
 10              158,481             95,456         95,456      1,000,000           83,194            83,194       1,000,000

 11              179,006            103,749        103,749      1,000,000           89,984            89,984       1,000,000
 12              200,556            111,784        111,784      1,000,000           96,449            96,449       1,000,000
 13              223,184            119,557        119,557      1,000,000          102,579           102,579       1,000,000
 14              246,943            127,050        127,050      1,000,000          108,364           108,364       1,000,000
 15              271,890            134,256        134,256      1,000,000          113,776           113,776       1,000,000

 16              298,084            141,189        141,189      1,000,000          118,805           118,805       1,000,000
 17              325,589            147,805        147,805      1,000,000          123,400           123,400       1,000,000
 18              354,468            154,069        154,069      1,000,000          127,508           127,508       1,000,000
 19              384,791            159,981        159,981      1,000,000          131,092           131,092       1,000,000
 20              416,631            165,500        165,500      1,000,000          134,084           134,084       1,000,000

 25              601,361            186,022        186,022      1,000,000          138,325           138,325       1,000,000
 30              837,129            189,052        189,052      1,000,000          116,653           116,653       1,000,000
 35            1,138,036            163,084        163,084      1,000,000           47,664            47,664       1,000,000
 40            1,522,077             85,379         85,379      1,000,000                0                 0               0
 45                    0                  0              0              0                0                 0               0
 50                    0                  0              0              0                0                 0               0
 55                    0                  0              0              0                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

       COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; CASH VALUE ACCUMULATION TEST                         ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:        0%  (-1.57% net)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):          $12,000

                PREMIUMS                   ASSUMING CURRENT COSTS                         ASSUMING GUARANTEED COSTS
END            ACCUMULATED        ----------------------------------------       -------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             10,634         10,034      1,000,000            9,421             8,821       1,000,000
  2               25,830             21,028         20,548      1,000,000           18,632            18,152       1,000,000
  3               39,721             31,130         30,770      1,000,000           27,608            27,248       1,000,000
  4               54,308             40,985         40,745      1,000,000           36,347            36,107       1,000,000
  5               69,623             50,619         50,499      1,000,000           44,833            44,713       1,000,000

  6               85,704             60,034         60,034      1,000,000           53,063            53,063       1,000,000
  7              102,589             69,228         69,228      1,000,000           61,016            61,016       1,000,000
  8              120,319             78,196         78,196      1,000,000           68,699            68,699       1,000,000
  9              138,935             86,943         86,943      1,000,000           76,089            76,089       1,000,000
 10              158,481             95,456         95,456      1,000,000           83,194            83,194       1,000,000

 11              179,006            103,749        103,749      1,000,000           89,984            89,984       1,000,000
 12              200,556            111,784        111,784      1,000,000           96,449            96,449       1,000,000
 13              223,184            119,557        119,557      1,000,000          102,579           102,579       1,000,000
 14              246,943            127,050        127,050      1,000,000          108,364           108,364       1,000,000
 15              271,890            134,256        134,256      1,000,000          113,776           113,776       1,000,000

 16              298,084            141,189        141,189      1,000,000          118,805           118,805       1,000,000
 17              325,589            147,805        147,805      1,000,000          123,400           123,400       1,000,000
 18              354,468            154,069        154,069      1,000,000          127,508           127,508       1,000,000
 19              384,791            159,981        159,981      1,000,000          131,092           131,092       1,000,000
 20              416,631            165,500        165,500      1,000,000          134,084           134,084       1,000,000

 25              601,361            186,022        186,022      1,000,000          138,325           138,325       1,000,000
 30              837,129            189,052        189,052      1,000,000          116,653           116,653       1,000,000
 35            1,138,036            163,084        163,084      1,000,000           47,664            47,664       1,000,000
 40            1,522,077             85,379         85,379      1,000,000                0                 0               0
 45                    0                  0              0              0                0                 0               0
 50                    0                  0              0              0                0                 0               0
 55                    0                  0              0              0                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

       COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE


DEATH BENEFIT OPTION II; GUIDELINE PREMIUM TEST                              ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:       12% (10.43% net)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $12,000


                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT (2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             11,950         11,350      1,011,950           10,647            10,047       1,010,647
  2               25,830             25,063         24,583      1,025,063           22,320            21,840       1,022,320
  3               39,721             39,396         39,036      1,039,396           35,096            34,736       1,035,096
  4               54,308             55,119         54,879      1,055,119           49,078            48,838       1,049,078
  5               69,623             72,398         72,278      1,072,398           64,371            64,251       1,064,371

  6               85,704             91,395         91,395      1,091,395           81,101            81,101       1,081,101
  7              102,589            112,279        112,279      1,112,279           99,388            99,388       1,099,388
  8              120,319            135,237        135,237      1,135,237          119,393           119,393       1,119,393
  9              138,935            160,500        160,500      1,160,500          141,264           141,264       1,141,264
 10              158,481            188,313        188,313      1,188,313          165,222           165,222       1,165,222

 11              179,006            218,955        218,955      1,218,955          191,454           191,454       1,191,454
 12              200,556            252,674        252,674      1,252,674          220,181           220,181       1,220,181
 13              223,184            289,784        289,784      1,289,784          251,645           251,645       1,251,645
 14              246,943            330,614        330,614      1,330,614          286,116           286,116       1,286,116
 15              271,890            375,537        375,537      1,375,537          323,869           323,869       1,323,869

 16              298,084            424,986        424,986      1,424,986          365,232           365,232       1,365,232
 17              325,589            479,377        479,377      1,479,377          410,514           410,514       1,410,514
 18              354,468            539,181        539,181      1,539,181          460,055           460,055       1,460,055
 19              384,791            604,961        604,961      1,604,961          514,245           514,245       1,514,245
 20              416,631            677,287        677,287      1,677,287          573,482           573,482       1,573,482

 25              601,361          1,162,028      1,162,028      2,162,028          963,298           963,298       1,963,298
 30              837,129          1,937,195      1,937,195      2,937,195        1,569,859         1,569,859       2,569,859
 35            1,138,036          3,174,155      3,174,155      4,174,155        2,507,362         2,507,362       3,507,362
 40            1,522,077          5,146,231      5,146,231      6,146,231        3,950,397         3,950,397       4,950,397
 45            2,012,222          8,292,643      8,292,643      9,292,643        6,158,697         6,158,697       7,158,697
 50            2,637,785         13,318,902     13,318,902     14,318,902        9,555,861         9,555,861      10,555,861
 55            3,436,179         21,375,614     21,375,614     22,444,395 (3)   14,794,340        14,794,340      15,794,340
 60            4,455,155         34,358,865     34,358,865     35,358,865       23,011,552        23,011,552      24,011,552
 65            5,755,655         55,553,486     55,553,486     56,553,486       34,977,424        34,977,424      35,977,424
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

  THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

       COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II; CASH VALUE ACCUMULATION TEST                        ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:       12% (10.43% net)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $12,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
 END           ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT(2)          VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             11,950         11,350      1,011,950           10,647            10,047       1,010,647
  2               25,830             25,063         24,583      1,025,063           22,320            21,840       1,022,320
  3               39,721             39,396         39,036      1,039,396           35,096            34,736       1,035,096
  4               54,308             55,119         54,879      1,055,119           49,078            48,838       1,049,078
  5               69,623             72,398         72,278      1,072,398           64,371            64,251       1,064,371

  6               85,704             91,395         91,395      1,091,395           81,101            81,101       1,081,101
  7              102,589            112,279        112,279      1,112,279           99,388            99,388       1,099,388
  8              120,319            135,237        135,237      1,135,237          119,393           119,393       1,119,393
  9              138,935            160,500        160,500      1,160,500          141,264           141,264       1,141,264
 10              158,481            188,313        188,313      1,188,313          165,222           165,222       1,165,222

 11              179,006            218,955        218,955      1,218,955          191,454           191,454       1,191,454
 12              200,556            252,674        252,674      1,252,674          220,181           220,181       1,220,181
 13              223,184            289,784        289,784      1,289,784          251,645           251,645       1,251,645
 14              246,943            330,614        330,614      1,330,614          286,116           286,116       1,286,116
 15              271,890            375,537        375,537      1,375,537          323,869           323,869       1,323,869

 16              298,084            424,986        424,986      1,424,986          365,232           365,232       1,365,232
 17              325,589            479,377        479,377      1,479,377          410,514           410,514       1,410,514
 18              354,468            539,181        539,181      1,539,181          460,055           460,055       1,460,055
 19              384,791            604,961        604,961      1,604,961          514,245           514,245       1,514,245
 20              416,631            677,287        677,287      1,677,287          573,482           573,482       1,573,482

 25              601,361          1,160,121      1,160,121      2,366,647 (3)      963,298           963,298       1,965,128 (3)
 30              837,129          1,914,997      1,914,997      3,408,695 (3)    1,561,502         1,561,502       2,779,474 (3)
 35            1,138,036          3,075,232      3,075,232      4,858,867 (3)    2,447,716         2,447,716       3,867,391 (3)
 40            1,522,077          4,829,196      4,829,196      6,857,458 (3)    3,728,835         3,728,835       5,294,946 (3)
 45            2,012,222          7,436,099      7,436,099      9,741,290 (3)    5,520,881         5,520,881       7,232,354 (3)
 50            2,637,785         11,258,212     11,258,212     13,735,019 (3)    8,005,648         8,005,648       9,766,891 (3)
 55            3,436,179         16,817,010     16,817,010     19,507,732 (3)   11,397,857        11,397,857      13,221,514 (3)
 60            4,455,155         24,946,393     24,946,393     27,690,496 (3)   16,144,395        16,144,395      17,920,278 (3)
 65            5,755,655         38,271,177     38,271,177     39,802,024 (3)   22,689,676        22,689,676      23,689,676
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                     CHUBB COLONIAL LIFE INSURANCE COMPANY

     CHUBB HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE


DEATH BENEFIT OPTION II; GUIDELINE PREMIUM TEST                              ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:       6% (4.43% NET)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):        $12,000


                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     --------------------------------------------    -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               12,600             11,290         10,690      1,011,290           10,025             9,425       1,010,025
  2               25,830             22,998         22,518      1,022,998           20,414            19,934       1,020,414
  3               39,721             35,082         34,722      1,035,082           31,150            30,790       1,031,150
  4               54,308             47,600         47,360      1,047,600           42,240            42,000       1,042,240
  5               69,623             60,591         60,471      1,060,591           53,678            53,558       1,053,678

  6               85,704             74,076         74,076      1,074,076           65,470            65,470       1,065,470
  7              102,589             88,067         88,067      1,088,067           77,602            77,602       1,077,602
  8              120,319            102,575        102,575      1,102,575           90,088            90,088       1,090,088
  9              138,935            117,625        117,625      1,117,625          102,912           102,912       1,102,912
 10              158,481            133,219        133,219      1,133,219          116,091           116,091       1,116,091

 11              179,006            149,405        149,405      1,149,405          129,600           129,600       1,129,600
 12              200,556            166,171        166,171      1,166,171          143,439           143,439       1,143,439
 13              223,184            183,531        183,531      1,183,531          157,618           157,618       1,157,618
 14              246,943            201,484        201,484      1,201,484          172,131           172,131       1,172,131
 15              271,890            220,036        220,036      1,220,036          186,953           186,953       1,186,953

 16              298,084            239,215        239,215      1,239,215          202,078           202,078       1,202,078
 17              325,589            258,987        258,987      1,258,987          217,448           217,448       1,217,448
 18              354,468            279,330        279,330      1,279,330          233,003           233,003       1,233,003
 19              384,791            300,259        300,259      1,300,259          248,691           248,691       1,248,691
 20              416,631            321,741        321,741      1,321,741          264,426           264,426       1,264,426

 25              601,361            436,433        436,433      1,436,433          341,245           341,245       1,341,245
 30              837,129            556,610        556,610      1,556,610          403,901           403,901       1,403,901
 35            1,138,036            667,243        667,243      1,667,243          424,612           424,612       1,424,612
 40            1,522,077            740,256        740,256      1,740,256          355,311           355,311       1,355,311
 45            2,012,222            727,912        727,912      1,727,912          109,682           109,682       1,109,682
 50            2,637,785            549,144        549,144      1,549,144                0                 0               0
 55            3,436,179             82,695         82,695      1,082,695                0                 0               0
 60                    0                 0               0              0                0                 0               0
 65                    0                 0               0              0                0                 0               0

-----------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

   COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II; CASH VALUE ACCUMULATION TEST                          ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                   ANNUAL RATE OF RETURN:           6% (4.43% NET)
$1,000,000 INITIAL SPECIFIED AMOUNT                                            ASSUMED ANNUAL PREMIUM (1):            $12,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT(2)          VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    ----------          --------          --------      ----------
  1               12,600             11,290         10,690      1,011,290           10,025             9,425       1,010,025
  2               25,830             22,998         22,518      1,022,998           20,414            19,934       1,020,414
  3               39,721             35,082         34,722      1,035,082           31,150            30,790       1,031,150
  4               54,308             47,600         47,360      1,047,600           42,240            42,000       1,042,240
  5               69,623             60,591         60,471      1,060,591           53,678            53,558       1,053,678
  6               85,704             74,076         74,076      1,074,076           65,470            65,470       1,065,470
  7              102,589             88,067         88,067      1,088,067           77,602            77,602       1,077,602
  8              120,319            102,575        102,575      1,102,575           90,088            90,088       1,090,088
  9              138,935            117,625        117,625      1,117,625          102,912           102,912       1,102,912
 10              158,481            133,219        133,219      1,133,219          116,091           116,091       1,116,091

 11              179,006            149,405        149,405      1,149,405          129,600           129,600       1,129,600
 12              200,556            166,171        166,171      1,166,171          143,439           143,439       1,143,439
 13              223,184            183,531        183,531      1,183,531          157,618           157,618       1,157,618
 14              246,943            201,484        201,484      2,201,484          172,131           172,131       1,172,131
 15              271,890            220,036        220,036      2,220,036          186,953           186,953       1,186,953

 16              298,084            239,215        239,215      1,239,215          202,078           202,078       1,202,078
 17              325,589            258,987        258,987      1,258,987          217,448           217,448       1,217,448
 18              354,468            279,330        279,330      1,279,330          233,003           233,003       1,233,003
 19              384,791            300,259        300,259      1,300,259          248,691           248,691       1,248,691
 20              416,631            321,741        321,741      1,321,741          264,426           264,426       1,264,426

 25              601,361            436,433        436,433      1,436,433          341,245           341,245       1,341,245
 30              837,129            556,610        556,610      1,556,610          403,901           403,901       1,403,901
 35            1,138,036            667,243        667,243      1,667,243          424,612           424,612       1,424,612
 40            1,522,077            740,256        740,256      1,740,256          355,311           355,311       1,355,311
 45            2,012,222            727,912        727,912      1,727,912          109,682           109,682       1,109,682
 50            2,637,785            549,144        549,144      1,549,144                0                 0               0
 55            3,436,179             82,695         82,695      1,082,695                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0

-----------
(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

       COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II; GUIDELINE PREMIUM TEST                              ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:       0% (-1.57% NET)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):         $12,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH         DEATH          ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------     ----------         --------          --------      ----------
  1               12,600             10,629         10,029      1,010,629            9,405             8,805       1,009,405
  2               25,830             21,012         20,532      1,021,012           18,583            18,103       1,018,583
  3               39,721             31,094         30,734      1,031,094           27,509            27,149       1,027,509
  4               54,308             40,919         40,679      1,040,919           36,176            35,936       1,036,176
  5               69,623             50,511         50,391      1,050,511           44,569            44,449       1,044,569

  6               85,704             59,874         59,874      1,059,874           52,682            52,682       1,052,682
  7              102,589             69,000         69,000      1,069,000           60,490            60,490       1,060,490
  8              120,319             77,885         77,885      1,077,885           67,998            67,998       1,067,998
  9              138,935             86,531         86,531      1,086,531           75,181            75,181       1,075,181
 10              158,481             94,923         94,923      1,094,923           82,043            82,043       1,082,043

 11              179,006            103,075        103,075      1,103,075           88,552            88,552       1,088,552
 12              200,556            110,941        110,941      1,110,941           94,692            94,692       1,094,692
 13              223,184            118,516        118,516      1,118,516          100,449           100,449       1,100,449
 14              246,943            125,775        125,775      1,125,775          105,810           105,810       1,105,810
 15              271,890            132,704        132,704      1,132,704          110,741           110,741       1,110,741

 16              298,084            139,318        139,318      1,139,318          115,230           115,230       1,115,230
 17              325,589            145,562        145,562      1,145,562          119,214           119,214       1,119,214
 18              354,468            151,391        151,391      1,151,391          122,633           122,633       1,122,633
 19              384,791            156,802        156,802      1,156,802          125,435           125,435       1,125,435
 20              416,631            161,742        161,742      1,161,742          127,543           127,543       1,127,543

 25              601,361            177,823        177,823      1,177,823          125,644           125,644       1,125,644
 30              837,129            172,452        172,452      1,172,452           94,776            94,776       1,094,776
 35            1,138,036            132,837        132,837      1,132,837           16,217            16,217       1,016,217
 40            1,522,077             39,194         39,194      1,039,194                0                 0               0
 45                    0                  0              0              0                0                 0               0
 50                    0                  0              0              0                0                 0               0
 55                    0                  0              0              0                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

       COLONIAL HERITAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II; CASH VALUE ACCUMULATION TEST                        ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 35                                                 ANNUAL RATE OF RETURN:       0% (-1.57% NET)
$1,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):         $12,000

                 PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
 END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION        CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT(2)          VALUE(2)         VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------         --------      ----------
  1               12,600             10,629         10,029      1,010,629            9,405             8,805       1,009,405
  2               25,830             21,012         20,532      1,021,012           18,583            18,103       1,018,583
  3               39,721             31,094         30,734      1,031,094           27,509            27,149       1,027,509
  4               54,308             40,919         40,679      1,040,919           36,176            35,936       1,036,176
  5               69,623             50,511         50,391      1,050,511           44,569            44,449       1,044,569

  6               85,704             59,874         59,874      1,059,874           52,682            52,682       1,052,682
  7              102,589             69,000         69,000      1,069,000           60,490            60,490       1,060,490
  8              120,319             77,885         77,885      1,077,885           67,998            67,998       1,067,998
  9              138,935             86,531         86,531      1,086,531           75,181            75,181       1,075,181
 10              158,481             94,923         94,923      1,094,923           82,043            82,043       1,082,043

 11              179,006            103,075        103,075      1,103,075           88,552            88,552       1,088,552
 12              200,556            110,941        110,941      1,110,941           94,692            94,692       1,094,692
 13              223,184            118,516        118,516      1,118,516          100,449           100,449       1,100,449
 14              246,943            125,775        125,775      1,125,775          105,810           105,810       1,105,810
 15              271,890            132,704        132,704      1,132,704          110,741           110,741       1,110,741

 16              298,084            139,318        139,318      1,139,318          115,230           115,230       1,115,230
 17              325,589            145,562        145,562      1,145,562          119,214           119,214       1,119,214
 18              354,468            151,391        151,391      1,151,391          122,633           122,633       1,122,633
 19              384,791            156,802        156,802      1,156,802          125,435           125,435       1,125,435
 20              416,631            161,742        161,742      1,161,742          127,543           127,543       1,127,543

 25              601,361            177,823        177,823      1,177,823          125,644           125,644       1,125,644
 30              837,129            172,452        172,452      1,172,452           94,776            94,776       1,094,776
 35            1,138,036            132,837        132,837      1,132,837           16,217            16,217       1,016,217
 40            1,522,077             39,194         39,194      1,039,194                0                 0               0
 45                    0                  0              0              0                0                 0               0
 50                    0                  0              0              0                0                 0               0
 55                    0                  0              0              0                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $12,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

                   COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; GUIDELINE PREMIUM TEST                               ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:       12% (10.43% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             16,561         15,761      2,000,000           16,557            15,757       2,000,000
  2               34,440             34,844         34,204      2,000,000           34,826            34,186       2,000,000
  3               52,962             55,025         54,545      2,000,000           54,981            54,501       2,000,000
  4               72,410             77,301         76,981      2,000,000           77,216            76,896       2,000,000
  5               92,831            101,890        101,730      2,000,000          101,744           101,584       2,000,000

  6              114,272            129,029        129,029      2,000,000          128,798           128,798       2,000,000
  7              136,786            158,984        158,984      2,000,000          158,637           158,637       2,000,000
  8              160,425            192,072        192,072      2,000,000          191,572           191,572       2,000,000
  9              185,246            228,642        228,642      2,000,000          227,946           227,946       2,000,000
 10              211,309            269,060        269,060      2,000,000          268,115           268,115       2,000,000

 11              238,674            313,732        313,732      2,000,000          312,475           312,475       2,000,000
 12              267,408            363,103        363,103      2,000,000          361,461           361,461       2,000,000
 13              297,578            417,666        417,666      2,000,000          415,554           415,554       2,000,000
 14              329,257            477,968        477,968      2,000,000          475,284           475,284       2,000,000
 15              362,520            544,611        544,611      2,000,000          541,240           541,240       2,000,000

 16              397,446            618,263        618,263      2,000,000          614,072           614,072       2,000,000
 17              434,118            699,663        699,663      2,000,000          694,499           694,499       2,000,000
 18              472,624            789,630        789,630      2,000,000          783,326           783,326       2,000,000
 19              513,055            889,072        889,072      2,000,000          881,441           881,441       2,000,000
 20              555,508            998,996        998,996      2,000,000          989,839           989,839       2,000,000

 25              801,815          1,749,506      1,749,506      2,344,338 (3)    1,729,534         1,729,534       2,317,576 (3)
 30            1,116,173          2,987,097      2,987,097      3,644,258 (3)    2,945,306         2,945,306       3,593,273 (3)
 35            1,517,381          5,020,723      5,020,723      5,824,039 (3)    4,928,799         4,928,799       5,717,407 (3)
 40            2,029,436          8,359,342      8,359,342      8,944,496 (3)    8,162,200         8,162,200       8,733,554 (3)
 45            2,682,963         13,848,141     13,848,141     14,540,548 (3)   13,456,128        13,456,128      14,128,934 (3)
 50            3,517,046         22,733,066     22,733,066     23,869,719 (3)   21,906,617        21,906,617      23,001,948 (3)
 55            4,581,572         36,900,054     36,900,054     38,745,057 (3)   35,076,674        35,076,674      36,830,508 (3)
 60            5,940,206         60,047,793     60,047,793     60,648,271 (3)   56,384,967        56,384,967      56,948,817 (3)
 65            7,674,207         99,422,071     99,422,071     99,422,071 (3)   93,363,631        93,363,631      93,363,631 (3)
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

                   COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION I; CASH VALUE ACCUMULATION TEST                         ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:       12% (10.43% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)    BENEFIT(2)          VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    ----------          --------          --------      ----------
  1               16,800             16,561         15,761      2,000,000           16,557            15,757       2,000,000
  2               34,440             34,844         34,204      2,000,000           34,826            34,186       2,000,000
  3               52,962             55,025         54,545      2,000,000           54,981            54,501       2,000,000
  4               72,410             77,301         76,981      2,000,000           77,216            76,896       2,000,000
  5               92,831            101,890        101,730      2,000,000          101,744           101,584       2,000,000

  6              114,272            129,029        129,029      2,000,000          128,798           128,798       2,000,000
  7              136,786            158,984        158,984      2,000,000          158,637           158,637       2,000,000
  8              160,425            192,072        192,072      2,000,000          191,572           191,572       2,000,000
  9              185,246            228,642        228,642      2,000,000          227,946           227,946       2,000,000
 10              211,309            269,060        269,060      2,000,000          268,115           268,115       2,000,000

 11              238,674            313,732        313,732      2,000,000          312,475           312,475       2,000,000
 12              267,408            363,103        363,103      2,000,000          361,461           361,461       2,000,000
 13              297,578            417,666        417,666      2,000,000          415,554           415,554       2,000,000
 14              329,257            477,968        477,968      2,000,000          475,284           475,284       2,000,000
 15              362,520            544,611        544,611      2,000,000          541,240           541,240       2,000,000

 16              397,446            618,257        618,257      2,108,256 (3)      614,062           614,062       2,093,951 (3)
 17              434,118            699,605        699,605      2,294,704 (3)      694,381           694,381       2,277,570 (3)
 18              472,624            789,436        789,436      2,494,618 (3)      782,911           782,911       2,473,999 (3)
 19              513,055            888,610        888,610      2,710,261 (3)      880,439           880,439       2,685,339 (3)
 20              555,508            998,081        998,081      2,924,377 (3)      987,842           987,842       2,894,377 (3)

 25              801,815          1,739,908      1,739,908      4,245,376 (3)    1,708,517         1,708,517       4,168,781 (3)
 30            1,116,173          2,943,526      2,943,526      6,034,228 (3)    2,851,783         2,851,783       5,846,155 (3)
 35            1,517,381          4,869,761      4,869,761      8,522,082 (3)    4,614,802         4,614,802       8,075,904 (3)
 40            2,029,436          7,895,654      7,895,654     12,001,394 (3)    7,244,807         7,244,807      11,012,107 (3)
 45            2,682,963         12,516,791     12,516,791     17,022,836 (3)   10,994,457        10,994,457      14,952,462 (3)
 50            3,517,046         19,358,313     19,358,313     24,197,891 (3)   16,166,174        16,166,174      20,207,718 (3)
 55            4,581,572         29,405,212     29,405,212     34,404,098 (3)   23,221,294        23,221,294      27,168,914 (3)
 60            5,940,206         44,524,128     44,524,128     49,421,782 (3)   32,991,445        32,991,445      36,620,504 (3)
 65            7,674,207         69,262,852     69,262,852     72,033,366 (3)   46,681,869        46,681,869      48,549,144 (3)
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                     CHUBB COLONIAL LIFE INSURANCE COMPANY

                 COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; GUIDELINE PREMIUM TEST                               ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:       6% (4.43% NET)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH         DEATH           ACCUMULATION        CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)          VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------     ----------          --------          --------      ----------
  1               16,800             15,662         14,862      2,000,000           15,658            14,858       2,000,000
  2               34,440             32,011         31,371      2,000,000           31,994            31,354       2,000,000
  3               52,962             49,076         48,569      2,000,000           49,035            48,555       2,000,000
  4               72,410             66,889         66,569      2,000,000           66,810            66,490       2,000,000
  5               92,831             85,479         85,319      2,000,000           85,346            85,186       2,000,000

  6              114,272            104,880        104,880      2,000,000          104,673           104,673       2,000,000
  7              136,786            125,125        125,125      2,000,000          124,818           124,818       2,000,000
  8              160,425            146,247        146,247      2,000,000          145,812           145,812       2,000,000
  9              185,246            168,292        168,292      2,000,000          167,693           167,693       2,000,000
 10              211,309            191,321        191,321      2,000,000          190,518           190,518       2,000,000

 11              238,674            215,378        215,378      2,000,000          214,322           214,322       2,000,000
 12              267,408            240,504        240,504      2,000,000          239,139           239,139       2,000,000
 13              297,578            266,740        266,740      2,000,000          265,002           265,002       2,000,000
 14              329,257            294,136        294,134      2,000,000          291,942           291,942       2,000,000
 15              362,520            322,727        322,727      2,000,000          319,992           319,992       2,000,000

 16              397,446            352,567        352,567      2,000,000          349,180           349,180       2,000,000
 17              434,118            383,700        383,700      2,000,000          379,536           379,536       2,000,000
 18              472,624            416,174        416,174      2,000,000          411,087           411,087       2,000,000
 19              513,055            450,035        450,035      2,000,000          443,856           443,856       2,000,000
 20              555,508            485,334        485,334      2,000,000          477,868           477,868       2,000,000

 25              801,815            685,152        685,152      2,000,000          667,256           667,256       2,000,000
 30            1,116,173            928,536        928,536      2,000,000          889,626           889,626       2,000,000
 35            1,517,381          1,222,135      1,222,135      2,000,000        1,142,814         1,142,814       2,000,000
 40            2,029,436          1,578,415      1,578,415      2,000,000        1,429,031         1,429,031       2,000,000
 45            2,682,963          2,032,868      2,032,868      2,134,511 (3)    1,774,451         1,774,451       2,000,000
 50            3,517,046          2,597,578      2,597,578      2,727,457 (3)    2,251,265         2,251,265       2,363,828 (3)
 55            4,581,572          3,264,943      3,264,943      3,428,190 (3)    2,802,837         2,802,837       2,942,979 (3)
 60            5,940,206          4,097,245      4,097,245      4,138,217 (3)    3,487,201         3,487,201       3,522,073 (3)
 65            7,674,207          5,211,113      5,211,113      5,211,113 (3)    4,447,996         4,447,828       4,447,828 (3)
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

                 COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; CASH VALUE ACCUMULATION TEST                         ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:       6% (4.43% NET)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH         DEATH          ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------     ----------         --------          --------      ----------
  1               16,800             15,662         14,862      2,000,000           15,658            14,858       2,000,000
  2               34,440             32,011         31,371      2,000,000           31,994            31,354       2,000,000
  3               52,962             49,076         48,596      2,000,000           49,035            48,555       2,000,000
  4               72,410             66,889         66,569      2,000,000           66,810            66,490       2,000,000
  5               92,831             85,479         85,319      2,000,000           85,346            85,186       2,000,000

  6              114,272            104,880        104,880      2,000,000          104,673           104,673       2,000,000
  7              136,786            125,125        125,125      2,000,000          124,818           124,818       2,000,000
  8              160,425            146,247        146,247      2,000,000          145,812           145,812       2,000,000
  9              185,246            168,292        168,292      2,000,000          167,693           167,693       2,000,000
 10              211,309            191,321        191,321      2,000,000          190,518           190,518       2,000,000

 11              238,674            215,378        215,378      2,000,000          214,322           214,322       2,000,000
 12              267,408            240,504        240,504      2,000,000          239,139           239,139       2,000,000
 13              297,578            266,740        266,740      2,000,000          265,002           265,002       2,000,000
 14              329,257            294,134        294,134      2,000,000          291,942           291,942       2,000,000
 15              362,520            322,727        322,727      2,000,000          319,992           319,992       2,000,000

 16              397,446            352,567        352,567      2,000,000          349,180           349,180       2,000,000
 17              434,118            383,700        383,700      2,000,000          379,536           379,536       2,000,000
 18              472,624            416,174        416,174      2,000,000          411,087           411,087       2,000,000
 19              513,055            450,035        450,035      2,000,000          443,856           443,856       2,000,000
 20              555,508            485,334        485,334      2,000,000          477,868           477,868       2,000,000

 25              801,815            685,152        685,152      2,000,000          667,256           667,256       2,000,000
 30            1,116,173            928,536        928,536      2,000,000          889,626           889,626       2,000,000
 35            1,517,381          1,221,177      1,221,177      2,137,060 (3)    1,142,814         1,142,814       2,000,000
 40            2,029,436          1,561,989      1,561,989      2,374,223 (3)    1,420,128         1,420,128       2,158,595 (3)
 45            2,682,963          1,940,639      1,940,639      2,639,269 (3)    1,696,228         1,696,228       2,306,870 (3)
 50            3,517,046          2,340,311      2,340,311      2,925,389 (3)    1,954,738         1,954,738       2,443,423 (3)
 55            4,581,572          2,761,174      2,761,174      3,230,574 (3)    2,193,966         2,193,966       2,566,940 (3)
 60            5,940,206          3,236,956      3,236,956      3,593,021 (3)    2,429,985         2,429,985       2,697,283 (3)
 65            7,674,207          3,886,918      3,886,918      4,042,395 (3)    2,676,097         2,676,097       2,783,141 (3)
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

                 COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; GUIDELINE PREMIUM TEST                               ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:        0% (-1.57% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             14,762         13,962      2,000,000           14,758            13,958       2,000,000
  2               34,440             29,285         28,645      2,000,000           29,269            28,629       2,000,000
  3               52,962             43,573         43,093      2,000,000           43,535            43,055       2,000,000
  4               72,410             57,628         57,308      2,000,000           57,555            57,235       2,000,000
  5               92,831             71,451         71,291      2,000,000           71,330            71,170       2,000,000

  6              114,272             85,045         85,045      2,000,000           84,858            84,858       2,000,000
  7              136,786             98,409         98,409      2,000,000           98,137            98,137       2,000,000
  8              160,425            111,544        111,544      2,000,000          111,163           111,163       2,000,000
  9              185,246            124,451        124,451      2,000,000          123,934           123,934       2,000,000
 10              211,309            137,131        137,131      2,000,000          136,446           136,446       2,000,000

 11              238,674            149,581        149,581      2,000,000          148,691           148,691       2,000,000
 12              267,408            161,813        161,813      2,000,000          160,674           160,674       2,000,000
 13              297,578            173,829        173,829      2,000,000          172,389           172,389       2,000,000
 14              329,257            185,623        185,623      2,000,000          183,823           183,823       2,000,000
 15              362,520            197,191        197,191      2,000,000          194,957           194,957       2,000,000

 16              397,446            208,522        208,522      2,000,000          205,769           205,769       2,000,000
 17              434,118            219,608        219,608      2,000,000          216,235           216,235       2,000,000
 18              472,624            230,437        230,437      2,000,000          226,327           226,327       2,000,000
 19              513,055            240,992        240,992      2,000,000          236,005           236,005       2,000,000
 20              555,508            251,258        251,258      2,000,000          245,232           245,232       2,000,000

 25              801,815            297,399        297,399      2,000,000          282,674           282,674       2,000,000
 30            1,116,173            330,909        330,909      2,000,000          296,989           296,989       2,000,000
 35            1,517,381            339,967        339,967      2,000,000          262,175           262,175       2,000,000
 40            2,029,436            289,084        289,084      2,000,000          121,820           121,820       2,000,000
 45            2,682,963            137,484        137,484      2,000,000                0                 0               0
 50                    0                  0              0              0                0                 0               0
 55                    0                  0              0              0                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                     CHUBB COLONIAL LIFE INSURANCE COMPANY

                 COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION I; CASH VALUE ACCUMULATION TEST                         ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:        0% (-1.57% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             14,762         13,962      2,000,000           14,758            13,958       2,000,000
  2               34,440             29,285         28,645      2,000,000           29,269            28,629       2,000,000
  3               52,962             43,573         43,093      2,000,000           43,535            43,055       2,000,000
  4               72,410             57,628         57,308      2,000,000           57,555            57,235       2,000,000
  5               92,831             71,451         71,291      2,000,000           71,350            71,170       2,000,000

  6              114,272             85,045         85,045      2,000,000           84,858            84,858       2,000,000
  7              136,786             98,409         98,409      2,000,000           98,137            98,137       2,000,000
  8              160,425            111,544        111,544      2,000,000          111,163           111,163       2,000,000
  9              185,246            124,451        124,451      2,000,000          123,934           123,934       2,000,000
 10              211,309            137,131        137,131      2,000,000          136,446           136,446       2,000,000

 11              238,674            149,581        149,581      2,000,000          148,691           148,691       2,000,000
 12              267,408            161,813        161,813      2,000,000          160,674           160,674       2,000,000
 13              297,578            173,829        173,829      2,000,000          172,389           172,389       2,000,000
 14              329,257            185,623        185,623      2,000,000          183,823           183,823       2,000,000
 15              362,520            197,191        197,191      2,000,000          194,957           194,957       2,000,000

 16              397,446            208,522        208,522      2,000,000          205,769           205,769       2,000,000
 17              434,118            219,608        219,608      2,000,000          216,235           216,235       2,000,000
 18              472,624            230,437        230,437      2,000,000          226,327           226,327       2,000,000
 19              513,055            240,992        240,992      2,000,000          236,005           236,005       2,000,000
 20              555,508            251,258        251,258      2,000,000          245,232           245,232       2,000,000

 25              801,815            297,399        297,399      2,000,000          282,674           282,674       2,000,000
 30            1,116,173            330,909        330,909      2,000,000          296,989           296,989       2,000,000
 35            1,517,381            339,967        339,967      2,000,000          262,175           262,175       2,000,000
 40            2,029,436            298,084        298,084      2,000,000          121,820           121,820       2,000,000
 45            2,682,963            137,484        137,484      2,000,000                0                 0               0
 50                    0                  0              0              0                0                 0               0
 55                    0                  0              0              0                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

                   COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II; GUIDELINE PREMIUM TEST                              ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:       12% (10.43% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             16,561         15,761      2,016,561           16,557            15,757       2,016,557
  2               34,440             34,843         34,203      2,034,843           34,826            34,186       2,034,826
  3               52,962             55,024         54,544      2,055,024           54,980            54,500       2,054,980
  4               72,410             77,299         76,979      2,077,299           77,212            76,892       2,077,212
  5               92,831            101,886        101,726      2,101,886          101,735           101,575       2,101,735

  6              114,272            129,022        129,022      2,129,022          128,781           128,781       2,128,781
  7              136,786            158,970        158,970      2,158,970          158,605           158,605       2,158,605
  8              160,425            192,048        192,048      2,192,048          191,516           191,516       2,191,516
  9              185,246            228,603        228,603      2,228,603          227,853           227,853       2,227,853
 10              211,309            268,998        268,998      2,268,998          267,968           267,968       2,267,968

 11              238,674            313,635        313,635      2,313,635          312,249           312,249       2,312,249
 12              267,408            362,957        362,957      2,362,957          361,121           361,121       2,361,121
 13              297,578            417,450        417,450      2,417,450          415,050           415,050       2,415,050
 14              329,257            477,652        477,652      2,477,652          474,551           474,551       2,474,551
 15              362,520            544,155        544,155      2,544,155          540,185           540,185       2,540,185

 16              397,446            617,614        617,614      2,617,614          612,570           612,570       2,612,570
 17              434,118            698,745        698,745      2,698,745          692,381           692,381       2,692,381
 18              472,624            788,343        788,343      2,788,343          780,365           780,365       2,780,365
 19              513,055            887,280        887,280      2,887,280          877,330           877,330       2,877,330
 20              555,508            996,516        996,516      2,996,516          984,169           984,169       2,984,169

 25              801,815          1,738,249      1,738,249      3,738,249        1,704,143         1,704,143      3,704,143
 30            1,116,173          2,950,245      2,950,245      4,950,245        2,863,277         2,863,277      4,863,277
 35            1,517,381          4,919,974      4,919,974      6,919,974        4,707,860         4,707,860      6,707,860
 40            2,029,436          8,101,001      8,101,001     10,101,001        7,609,815         7,609,815      9,609,815
 45            2,682,963         13,194,706     13,194,706     15,194,706       12,110,872        12,110,872     14,110,872
 50            3,517,046         21,292,698     21,292,698     23,292,698       19,046,383        19,046,383     21,046,383
 55            4,581,572         34,193,837     34,193,837     36,193,837       29,747,509        29,747,509     31,747,509
 60            5,940,206         54,957,553     54,957,553     56,957,553       46,365,426        46,365,426     48,365,426
 65            7,674,207         88,725,982     88,725,982     90,725,982       70,550,315        70,550,315     72,550,315
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

                   COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II; CASH VALUE ACCUMULATION TEST                        ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:       12% (10.43% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             16,561         15,761      2,016,561           16,557            15,757       2,016,557
  2               34,440             34,843         34,203      2,034,845           34,826            34,186       2,034,826
  3               52,962             55,024         54,544      2,055,024           54,980            54,500       2,054,980
  4               72,410             77,299         769797      2,077,299           77,212            76,892       2,077,212
  5               92,831            101,886        101,726      2,101,886          101,735           101,575       2,101,735

  6              114,272            129,022        129,022      2,129,022          128,781           128,781       2,128,781
  7              136,786            158,970        158,970      2,158,970          158,605           158,605       2,158,605
  8              160,425            192,048        192,048      2,192,048          191,516           191,516       2,191,516
  9              185,246            228,603        228,603      2,228,603          227,853           227,853       2,227,853
 10              211,309            268,998        268,998      2,268,998          267,968           267,968       2,267,968

 11              238,674            313,635        313,635      2,313,635          312,249           312,249       2,312,249
 12              267,408            362,957        362,957      2,362,957          361,121           361,121       2,361,121
 13              297,578            417,450        417,450      2,417,450          415,050           415,050       2,415,050
 14              329,257            477,652        477,652      2,477,652          474,551           474,551       2,474,551
 15              362,520            544,155        544,155      2,544,155          540,185           540,185       2,540,185

 16              397,446            617,614        617,614      2,617,614          612,570           612,570       2,612,570
 17              434,118            698,745        698,745      2,698,745          692,381           692,381       2,692,381
 18              472,624            788,343        788,343      2,788,343          780,365           780,365       2,780,365
 19              513,055            887,280        887,280      2,887,280          877,330           877,330       2,877,330
 20              555,508            996,516        996,516      2,996,516          984,169           984,169       2,984,169

 25              801,815          1,737,261      1,737,261      4,238,917 (3)    1,702,293         1,702,293       4,153,595 (3)
 30            1,116,173          2,939,200      2,939,200      6,025,360 (3)    2,841,756         2,841,756       5,825,600 (3)
 35            1,517,381          4,862,750      4,862,750      8,509,813 (3)    4,598,922         4,598,922       8,048,114 (3)
 40            2,029,436          7,884,429      7,884,429     11,984,332 (3)    7,220,209         7,220,209      10,974,718 (3)
 45            2,682,963         12,499,136     12,499,136     16,998,825 (3)   10,957,452        10,957,452      14,902,135 (3)
 50            3,517,046         19,331,143     19,331,143     24,163,929 (3)   16,112,078        16,112,078      20,140,098 (3)
 55            4,581,572         29,364,077     29,364,077     34,355,970 (3)   23,143,902        23,143,902      27,078,365 (3)
 60            5,940,206         44,461,978     44,461,978     49,352,796 (3)   32,881,803        32,881,803      36,498,801 (3)
 65            7,674,207         69,166,308     69,166,308     71,932,960 (3)   46,313,074        46,313,074      48,313,074
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.
(3) Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               CHUBB COLONIAL LIFE INSURANCE COMPANY OF AMERICA

                 COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II: GUIDELINE PREMIUM TEST                              ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:     6% (4.43% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
 END           ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             15,662         14,862      2,015,662           15,658            14,858       2,015,658
  2               34,440             32,011         31,371      2,032,011           31,993            31,353       2,031,993
  3               52,962             49,076         48,596      2,049,076           49,034            48,554       2,049,034
  4               72,410             66,887         66,567      2,066,887           66,807            66,487       2,066,807
  5               92,831             85,476         85,316      2,085,476           85,339            85,179       2,085,339

  6              114,272            104,874        104,874      2,104,874          104,659           104,659       2,104,659
  7              136,786            125,114        125,114      2,125,114          124,793           124,793       2,124,793
  8              160,425            146,230        146,230      2,146,230          145,771           145,771       2,145,771
  9              185,246            168,264        168,264      2,168,264          167,627           167,627       2,167,627
 10              211,309            191,279        191,279      2,191,279          190,418           190,418       2,190,418

 11              238,674            215,315        215,315      2,215,315          214,174           213,174       2,214,174
 12              267,408            240,411        240,411      2,240,411          238,924           238,924       2,238,924
 13              297,578            266,609        266,609      2,266,609          264,696           264,696       2,264,696
 14              329,257            293,949        293,949      2,293,949          291,514           291,514       2,291,514
 15              362,520            322,471        322,471      2,322,471          319,400           319,400       2,319,400

 16              397,446            352,217        352,217      2,352,217          348,371           348,371       2,348,371
 17              434,118            383,224        383,224      2,383,224          378,440           378,440       2,378,440
 18              472,624            415,532        415,532      2,415,532          409,616           409,616       2,409,616
 19              513,055            449,178        449,178      2,449,178          441,896           441,896       2,441,896
 20              555,508            484,196        484,196      2,484,196          475,276           475,276       2,475,276

 25              801,815            680,850        680,850      2,680,850          657,684           657,684       2,657,684
 30            1,116,173            913,825        913,825      2,913,825          858,009           858,009       2,858,009
 35            1,517,381          1,174,501      1,174,501      3,174,501        1,044,653         1,044,653       3,044,653
 40            2,029,436          1,432,474      1,432,474      3,432,474        1,146,360         1,146,360       3,146,360
 45            2,682,963          1,605,399      1,605,399      3,605,399        1,007,567         1,007,567       3,007,567
 50            3,517,046          1,526,285      1,526,285      3,526,285          374,733           374,733       2,374,733
 55            4,581,572            971,089        971,089      2,971,089                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    CHUBB COLONIAL LIFE INSURANCE COMPANY

                 COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II; CASH VALUE ACCUMULATION TEST                        ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:     6% (4.43% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             15,662         14,862      2,015,662           15,658            14,858       2,015,658
  2               34,440             32,011         31,371      2,032,011           31,993            31,353       2,031,993
  3               52,962             49,076         48,596      2,049,076           49,034            48,554       2,049,034
  4               72,410             66,887         66,567      2,066,887           66,807            66,487       2,066,807
  5               92,831             85,476         85,316      2,085,476           84,339            85,179       2,085,339

  6              114,272            104,874        104,874      2,104,874          104,659           104,659       2,104,659
  7              136,786            125,114        125,114      2,125,114          124,793           124,793       2,124,793
  8              160,425            146,230        146,230      2,146,230          145,771           145,771       2,145,771
  9              185,246            168,264        168,264      2,168,264          167,627           167,627       2,167,627
 10              211,309            191,279        191,279      2,191,279          190,418           190,418       2,190,418

 11              238,674            215,315        215,315      2,215,315          214,174           214,174       2,214,174
 12              267,408            240,411        240,411      2,240,411          238,924           238,924       2,238,924
 13              297,578            266,609        266,609      2,266,609          264,696           264,696       2,264,696
 14              329,257            293,949        293,949      2,293,949          291,514           291,514       2,291,514
 15              362,520            322,471        322,471      2,322,471          319,400           319,400       2,319,400

 16              397,446            352,217        352,217      2,352,217          348,371           348,371       2,348,371
 17              434,118            383,224        383,224      2,383,224          378,440           378,440       2,378,440
 18              472,624            415,532        415,532      2,415,532          409,616           409,616       2,409,616
 19              513,055            449,178        449,178      2,449,178          441,896           441,896       2,441,896
 20              555,508            484,196        484,196      2,484,196          475,276           475,276       2,475,276

 25              801,815            680,850        680,850      2,680,850          657,684           657,684       2,657,684
 30            1,116,173            913,825        913,825      2,913,825          858,009           858,009       2,858,009
 35            1,517,381          1,174,501      1,174,501      3,174,501        1,044,653         1,044,653       3,044,653
 40            2,029,436          1,432,474      1,432,474      3,432,474        1,146,360         1,146,360       3,146,360
 45            2,682,963          1,605,399      1,605,399      3,605,399        1,007,567         1,007,567       3,007,567
 50            3,517,046          1,526,285      1,526,285      3,526,285          374,733           374,733       2,374,733
 55            4,581,572            971,089        971,089      2,971,089                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               CHUBB COLONIAL LIFE INSURANCE COMPANY OF AMERICA

                 COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION II; GUIDELINE PREMIUM TEST                              ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:     0% (-1.57% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             14,762         13,962      2,014,762           14,758            13,958       2,014,758
  2               34,440             29,285         28,645      2,029,285           29,269            28,629       2,029,269
  3               52,962             43,573         43,093      2,043,573           43,534            43,054       2,043,534
  4               72,410             57,627         57,307      2,057,627           57,552            57,232       2,057,552
  5               92,831             71,449         71,289      2,071,449           71,324            71,164       2,071,324

  6              114,272             85,040         85,040      2,085,040           84,847            84,847       2,084,847
  7              136,786             98,401         98,401      2,098,401           98,118            98,118       2,098,118
  8              160,425            111,531        111,531      2,111,531          111,133           111,133       2,111,133
  9              185,246            124,432        124,432      2,124,432          123,888           123,888       2,123,888
 10              211,309            137,102        137,102      2,137,102          136,378           136,378       2,136,378

 11              238,674            149,540        149,540      2,149,540          148,594           148,594       2,148,594
 12              267,408            161,755        161,755      2,161,755          160,538           160,538       2,160,538
 13              297,578            173,748        173,748      2,173,748          172,203           172,203       2,172,203
 14              329,257            185,515        185,515      2,185,515          183,570           183,570       2,183,570
 15              362,520            197,045        197,045      2,197,045          194,620           194,620       2,194,620

 16              397,446            208,330        208,330      2,208,330          205,325           205,325       2,205,325
 17              434,118            219,355        219,355      2,219,355          215,656           215,656       2,215,656
 18              472,624            230,109        230,109      2,230,109          225,577           225,577       2,225,577
 19              513,055            240,569        240,569      2,240,569          235,042           235,042       2,235,042
 20              555,508            250,716        250,716      2,250,716          244,004           242,004       2,244,004

 25              801,815            295,691        295,691      2,295,691          278,926           278,926       2,278,926
 30            1,116,173            326,083        326,083      2,326,083          286,976           286,976       2,286,976
 35            1,517,381            327,353        327,353      2,327,353          238,421           238,421       2,238,421
 40            2,029,436            268,752        268,752      2,268,752           77,864            77,864       2,077,864
 45            2,682,963             82,840         82,840      2,082,840                0                 0               0
 50                    0                  0              0              0                0                 0               0
 55                    0                  0              0              0                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                     CHUBB COLONIAL LIFE INSURANCE COMPANY

                 COLONIAL HERITAGE II JOINT AND LAST SURVIVOR
             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CERTIFICATE

DEATH BENEFIT OPTION II; CASH VALUE ACCUMULATION TEST                        ASSUMED HYPOTHETICAL GROSS
MALE NON-SMOKER ISSUE AGE 40                                                 ANNUAL RATE OF RETURN:     0% (-1.57% net)
FEMALE NON-SMOKER ISSUE AGE 35
$2,000,000 INITIAL SPECIFIED AMOUNT                                          ASSUMED ANNUAL PREMIUM (1):       $16,000

                PREMIUMS                   ASSUMING CURRENT COSTS                      ASSUMING GUARANTEED COSTS
END            ACCUMULATED     ---------------------------------------------   -----------------------------------------------
 OF           AT 5% INTEREST      ACCUMULATION       CASH        DEATH           ACCUMULATION         CASH          DEATH
YEAR             PER YEAR           VALUE(2)       VALUE(2)     BENEFIT(2)         VALUE(2)          VALUE(2)      BENEFIT(2)
----             --------           --------       --------    -----------         --------          --------      ----------
  1               16,800             14,762         13,962      2,014,762           14,758            13,958       2,014,758
  2               34,440             29,285         28,645      2,029,285           29,269            28,629       2,029,269
  3               52,962             43,573         43,093      2,043,573           43,534            43,054       2,043,534
  4               72,410             57,627         57,307      2,057,627           57,552            57,232       2,057,552
  5               92,831             71,449         71,289      2,071,449           71,324            71,164       2,071,324

  6              114,272             85,040         85,040      2,085,040           84,847            84,847       2,084,847
  7              136,786             98,401         98,401      2,098,401           98,118            98,118       2,098,118
  8              160,425            111,531        111,531      2,111,531          111,133           111,133       2,111,133
  9              185,246            124,432        124,432      2,124,432          123,888           123,888       2,123,888
 10              211,309            137,102        137,102      2,137,102          136,378           136,378       2,136,378

 11              238,674            149,540        149,540      2,149,540          148,594           148,594       2,148,594
 12              267,408            161,755        161,755      2,161,755          160,538           160,538       2,160,538
 13              297,578            173,748        173,748      2,173,748          172,203           172,203       2,172,203
 14              329,257            185,515        185,515      2,185,515          183,570           183,570       2,183,570
 15              362,520            197,045        197,045      2,197,045          194,620           194,620       2,194,620

 16              397,446            208,330        208,330      2,208,330          205,325           205,325       2,205,325
 17              434,118            219,355        219,355      2,219,355          215,656           215,656       2,215,656
 18              472,624            230,109        230,109      2,230,109          225,577           225,577       2,225,577
 19              513,055            240,569        240,569      2,240,569          235,042           235,042       2,235,042
 20              555,508            250,716        250,716      2,250,716          244,004           244,004       2,244,004

 25              801,815            295,691        295,691      2,295,691          278,926           278,926       2,278,926
 30            1,116,173            326,083        326,083      2,326,083          286,976           286,976       2,286,976
 35            1,517,381            327,353        327,353      2,327,353          238,421           238,421       2,238,421
 40            2,029,436            268,752        268,752      2,268,752           77,864            77,864       2,077,864
 45            2,682,963             82,840         82,840      2,082,840                0                 0               0
 50                    0                  0              0              0                0                 0               0
 55                    0                  0              0              0                0                 0               0
 60                    0                  0              0              0                0                 0               0
 65                    0                  0              0              0                0                 0               0
-----------

(1) Assumes a $16,000 premium is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.
(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR CHUBB SERIES TRUST. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY CHUBB COLONIAL LIFE, SEPARATE ACCOUNT C, OR CHUBB SERIES TRUST THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    PART II

                          UNDERTAKINGS TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                     UNDERTAKING REGARDING INDEMNIFICATION

     Pursuant to Rule 484(b)(1) of the Securities Act of 1933, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following pages and documents:

     The facing sheet

     The prospectus consisting of _______ pages

     The undertaking to file reports

     The undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933 regarding indemnification

     The signatures

     Written consents of the following persons:

     (a) Michael J. LeBoeuf, FSA, MAAA, contained in Exhibit 6 below.

     (b) Ernst & Young LLP (to be filed by amendment)

   The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     (a) Certified Copy of Resolution of Board of Directors of The Colonial Life Insurance Company of America establishing the Colonial Separate Account D.

     (b) Not Applicable

     (c) (i) Form of Distribution Agreement among The Colonial Life Insurance Company of America, Colonial Separate Account D, and Chubb Securities Corporation.

        (ii) Specimen Variable Contracts Selling Agreement between Chubb Securities Corporation and Selling Broker-Dealers.

        (iii) Specimen District Manager's Agreement of Chubb Securities Corporation.

        (iv) Specimen Registered Representative's Agreement of Chubb Securities Corporation.

        (v) Schedule of Commissions.

     (d) Not Applicable

     (e) (i) Specimen flexible premium variable life insurance policy.

        (ii) Specimen joint and last survivor flexible premium variable life insurance policy.

        (iii) Forms of Riders

     (f) (i) Amended and Restated Charter, with all amendments, of The Colonial Life Insurance Company of America./3/

        (ii) By-Laws of The Colonial Life Insurance Company of America./3/

     (g) Not Applicable


    (h) (i) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Treasury Money Market Portfolio./1/

        (ii) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the

Resolute Bond Portfolio./1/

        (iii) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Equity Portfolio./1/

        (iv) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Small Company Portfolio./1/

        (v) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute International Equity Portfolio./1/

        (vi) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Treasury Money Market Portfolio./1/

        (vii) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Bond Portfolio./1/

        (viii) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Equity Portfolio./1/

        (ix) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Small Company Portfolio./1/

        (x) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute International Equity Portfolio./1/

        (xi) Custodial Services Agreement between Chubb Series Trust, and Morgan Guaranty Trust Company of New York./2/

     (i) Not applicable

     (j) Application

      2. Specimen Policy (Same as 1(e)).

      3. Opinion of counsel as to securities being registered.

      4. Not applicable.

      5. Not applicable.

      6. Actuarial opinions and consents of Michael J. LeBoeuf, FSA, MAAA.

      7. Consent of Ernst & Young LLP, (to be filed by amendment)

      8. Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act./4/

      9. Representations, description and undertakings regarding mortality and expense risk charge, pursuant to Rule 6e-3(T)(b)(13)(iii)(F).

      10. Form of Reinsurance Agreement.

      11. Form of Trust Agreement between The Colonial Life Insurance Company of America and financial institution acting as trustee and Policyholder of the Group Policies.

      12. (a) Memorandum regarding reliance on Order of the Commission.
          (b) Memorandum regarding reliance on Order of the Commission to deduct the DAC tax charge.

      13.  EDGAR Financial Data Schedule. Not applicable.

      14.  Power of Attorney

-------------
/1/ Incorporated by reference to Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A, of Chubb Series Trust filed on July 22, 1994, File No. 33-72834.

/2/ Incorporated by reference to the Registration Statement on Form N-1A of Chubb Series Trust, filed on December 10, 1993, File No. 33-72834.

/3/ Incorporated by reference to the Registration Statement on Form S-6 of Colonial Separate Account B, filed April 8, 1994, File No. 33-77496.

/4/ Incorporated by reference to the Registration Statement on Form S-6 of Chubb Separate Account C, filed April 11, 1995, File No. 33-72830.

     The signatures

     Written consents of the following persons:

          (a) Michael J. LeBoeuf, FSA, MAAA, contained in
              Exhibit 6 below.

          (b) Ernst & Young LLP, independent auditors, contained in
              Exhibit 7 below.

     The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

     (a) Certified Copy of Resolution of the Board of Directors of The Colonial Life Insurance Company of America establishing the Colonial Separate Account D/4/.

     (b) Not Applicable

     (c)(i) Form of Distribution Agreement among The Colonial Life Insurance Company of America, Colonial Separate Account D, and Chubb Securities Corporation/4/.

          (ii) Specimen Variable Contracts Selling Agreement between Chubb Securities Corporation and Selling Broker-Dealers/4/.

          (iii) Specimen District Manager's Agreement of Chubb Securities Corporation/4/.

          (iv) Specimen Registered Representative's Agreement of Chubb Securities Corporation/4/.

          (v) Schedule of Commissions/4/.

     (d) Not Applicable

     (e)(i) Specimen group flexible premium variable life insurance policy and certificate./4/

          (ii) Specimen group joint and last survivor flexible premium variable life insurance policy and certificate/4/.

          (iii) Forms of Riders/4/.

     (f)(i) Amended and Restated Charter, with all amendments, of The Colonial Life Insurance Company of America/1/.

          (ii) By-Laws of The Colonial Life Insurance Company of America/1/.

     (g) Not Applicable

     (h)(i) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Treasury Money Market Portfolio/2/.

          (ii) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Bond Portfolio/2/.

          (iii) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Equity Portfolio/2/.

Corporation with respect to the Resolute Equity Portfolio/2//

          (iv) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute Small Company Portfolio/2/.

          (v) Investment Management Agreement between Chubb Series Trust and Chubb Investment Advisory Corporation with respect to the Resolute International Equity Portfolio/2/.

          (vi) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Treasury Money Market Portfolio/2/.

          (vii) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Bond Portfolio/2/.

          (viii) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Equity Portfolio/2/.

          (ix) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute Small Company Portfolio/2/.

          (x) Sub-Investment Management Agreement among Chubb Series Trust, Chubb Investment Advisory Corporation and Morgan Guaranty Trust Company of New York with respect to the Resolute International Equity Portfolio/2/.

          (xi) Custodial Services Agreement between Chubb Series Trust, and Morgan Guaranty Trust Company of New York/3/.

     (i) Not applicable

     (j) Application/4/

     2. Specimen Policy (Same as 1(e)).

     3. Opinion of counsel as to securities being registered/4/.

     4. Not applicable.

     5. Not applicable.

     6. Actuarial opinions and consents of Michael J. LeBoeuf, FSA, MAAA/4/.

     7. Consent of Ernst & Young LLP, independent auditors.

     8. Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act.

     9. Representations, description and undertakings regarding mortality and expense risk charge, pursuant to Rule 6e-3(T)(b)(13)(iii)(F)/ 4/.

     10. Form of Reinsurance Agreement/4/.

     11. Form of Trust Agreement between The Colonial Life Insurance Company of America and financial institution acting as trustee and Policyholder of the Group Policies/4/.

     12. (a) Memorandum regarding reliance on Order of the Commission/4/.

         (b) Memorandum regarding reliance on Order of the Commission to deduct the DAC tax charge.

     13. EDGAR Financial Data Schedule. Not applicable.

/1/ Incorporated by reference to the Registration Statement on Form S-6 of Colonial Separate Account B, filed April 8, 1994, File No. 33-77496.

/2/ Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Chubb Series Trust, filed on July 22, 1994, File No. 33-72834.

/3/ Incorporated by reference to the Registration Statement on Form N-1A of Chubb Series Trust, filed on December 10, 1993, File No. 33-72834.

/4/ Incorporated by reference to the Registration Statement on Form S-6 of Colonial Separate Account D, filed on January 19, 1995, File No. 33-88632.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Colonial Separate Account D, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Concord, New Hampshire, on the 26th day of February, 1996.


                                     Colonial Separate Account D

                                      (Registrant)
(SEAL)

                                     The Colonial Life Insurance Company
                                     of America
                                      (Depositor)


                          /s/  Theresa M. Stone
                                       By:
                               Theresa M. Stone


                     President and Chief Executive Officer
                                       Title:


Attest:

                           /s/   Charles C. Cornelio
                    ---------------------------------------
                   Charles C. Cornelio, Assistant Secretary

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Colonial Life Insurance Company of America as Depositor has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Concord, New Hampshire, on the 26th day of February, 1996.

                                   The Colonial Life Insurance Company
                                   of America (Depositor)
(SEAL)

                            /s/   Theresa M. Stone
                                      By:_
                               Theresa M. Stone


                     President and Chief Executive Officer
                                      Title:_


                      Attest:  /s/   Charles C. Cornelio

                      ----------------------------------
                   Charles C. Cornelio, Assistant Secretary

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

                                   Signatures
                                   ----------
                                     Title
                                     -----


                                       *
                      ----------------------------------
                                Percy Chubb, III

                                        Director and Vice Chairman


                                       *
                      ----------------------------------
                                Frederick H. Condon

                                        Director, Senior Vice President, General
                                        Counsel, and

                                   Secretary


                                       *
                      ----------------------------------
                                Randall G. Craig

                                        Director


                                       *
                      ----------------------------------
                                David S. Fowler

                                        Director


                                       *
                      ----------------------------------
                                Dean R. O'Hare

                                        Director and Chairman

                                   Signatures
                                   ---------
                                     Title
                                     -----


                                       *
                      ----------------------------------
                                Russell C. Simpson

                                           Vice President and Treasurer



                            /s/   Theresa M. Stone
                      ----------------------------------
                                  Theresa M. Stone

                                           Director, President and Chief
                                           Executive Officer

                                 EXHIBIT INDEX


                                                               Sequentially
                                                                 Numbered
                                                                   Pages
                                                                   -----

Exhibit 1 (a)          - Resolution of The Board of Directors
                         of The Colonial Life Insurance Company
                         of America Establishing The Colonial
                         Separate Account D

Exhibit 1(c)(i)        - Form of Distribution Agreement Among
                         The Colonial Life Insurance Company of
                         America, Chubb Separate Account D and
                         Chubb Securities Corporation

Exhibit 1(c)(ii)       - Specimen Variable Contacts Selling
                         Agreement Between Chubb Securities
                         Corporation and Selling Broker-Dealers

Exhibit 1(c)(iii)      - Specimen District Manager's Agreement of
                         Chubb Securities Corporation

Exhibit 1(c)(iv)       - Specimen Registered Representative's
                         Agreement of Chubb Securities Corporation

Exhibit 1(c)(v)        - Schedule of Commissions

Exhibit 1(e)(i)        - Specimen Flexible Premium Variable
                         Life Insurance Policy

Exhibit 1(e)(ii)       - Specimen Joint and Last Survivor Flexible
                         Premium Variable Life Insurance Policy

Exhibit 1(e)(iii)      - Form of Riders

Exhibit 1(j)           - Application

Exhibit 3              - Opinion of Counsel as to Securities
                         Being Registered

Exhibit 6              - Actuarial Opinions and Consents of
                         Michael J. LeBoeuf, FSA, MAAA

                                 EXHIBIT INDEX



                                                               Sequentially
                                                                 Numbered
                                                                   Pages
                                                                   -----

Exhibit 9              - Representations, Descriptions and
                         Undertakings Regarding Mortality and
                         Expense Risk Charge, Pursuant to Rule
                         6e-3(T) (b) (13) (iii) (F)

Exhibit 10             - Form of Reinsurance Agreement

Exhibit 11             - Form of Trust Agreement Between The
                         Colonial Life Insurance Company of
                         America and Financial Institution
                         Acting as Trustee and Policyholder
                         of the Group Policies

Exhibit 12(a)          - Memorandum Regarding Reliance on Order
                         of the Commission

Exhibit 12(b)          - Memorandum Regarding Reliance on Order
                         of the Commission to Deduct the DAC
                         Tax Charge

Exhibit 14             - Power of Attorney